UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10255
                                                     ---------------------

                   Nuveen Dividend Advantage Municipal Fund 2
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31
                                           ------------------

                  Date of reporting period: April 30, 2008
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


Semi-Annual Report | Nuveen Investments
    April 30, 2008 | Municipal Closed-End Funds

Photo of: Small child

                        NUVEEN PERFORMANCE
                        PLUS MUNICIPAL
                        FUND, INC.
                        NPP

                        NUVEEN MUNICIPAL
                        ADVANTAGE FUND, INC.
                        NMA

                        NUVEEN MUNICIPAL
                        MARKET OPPORTUNITY
                        FUND, INC.
                        NMO

                        NUVEEN DIVIDEND
                        ADVANTAGE
                        MUNICIPAL FUND
                        NAD

                        NUVEEN DIVIDEND
                        ADVANTAGE
                        MUNICIPAL FUND 2
                        NXZ

                        NUVEEN DIVIDEND
                        ADVANTAGE
                        MUNICIPAL FUND 3
                        NZF

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

Chairman's

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

It is with a variety of emotions that I write my last letter to Nuveen Fund shareholders. For a dozen years, it has been my privilege to communicate periodically with you through these annual and semi-annual reports about the performance and uses of your Fund. Over that time, I've tried to emphasize the central role that quality municipal bonds can play in creating attractive opportunities for current tax-free income, long-term return and portfolio diversification. I firmly believe that all our Fund shareholders, working in conjunction with a trusted financial advisor, have the potential to reach their financial objectives by using Nuveen Funds as a core component of a well-balanced portfolio.

As I noted in your Fund's last shareholder report, Nuveen Investments was acquired in November 2007 by a group led by Madison Dearborn Partners, LLC. While this event had no impact on the investment objectives, portfolio management strategies or dividend policies of your Fund, it did provide a convenient point to begin implementing a long-planned transition in the senior management team at Nuveen. As a part of this process, I will be leaving the Board of the Nuveen Funds on June 30, 2008.

In addition, Nuveen and your Fund's Board determined that Fund shareholders would be best served by having an independent director serve as the new chairman of the Fund Board. Therefore, I am very excited and pleased to report that I will be succeeded as chairman of your Nuveen Fund Board by Robert Bremner. A member of the Board since 1997, Bob is a management consultant and private investor not affiliated with Nuveen. Over the years, he has played a critical role on the Fund Board, most recently as the lead independent director, and I know Bob and the other Board members are determined to maintain the standards and commitment to quality that you have come to expect from your Nuveen investment.

Please take the time to review the Portfolio Managers' Comments, the Common Share Dividend and Share Price Information, and the Performance Overview sections of this report. All of us are grateful that you have chosen Nuveen Investments as a partner as you pursue your financial goals, and, on behalf of Bob Bremner and the other members of your Fund's Board, let me say we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
June 16, 2008

Portfolio Managers' COMMENTS
--------------------------------------------------------------------------------

                                              | NPP, NMA, NMO
Nuveen Investments Municipal Closed-End Funds | NAD, NXZ, NZF

Portfolio managers Tom Spalding and Paul Brennan review key investment strategies and the six-month performance of these six national Funds. A 31-year veteran of Nuveen, Tom has managed NXZ since its inception in 2001 and NPP, NMA, NMO, and NAD since 2003. With 19 years of industry experience, including 17 years at Nuveen, Paul assumed portfolio management responsibility for NZF in 2006.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED APRIL 30, 2008?

During this six-month period, the municipal market experienced a great deal of volatility, as issues related to the sub-prime mortgage industry had an indirect but important, influence on the municipal market's performance. Other major factors influencing the municipal market included tighter liquidity stemming from problems in the credit markets, a flight to quality driven by dislocations in the financial markets, and continued uncertainty about municipal bond insurers. We sought to capitalize on this turbulent environment by continuing to focus on relative value, using a fundamental approach to find undervalued sectors and individual credits with the potential to perform well over the long term.

As the market discounted bonds that were out of favor, such as those with lower credit quality and higher yields, we took advantage of opportunities that we considered overlooked and undervalued to selectively add these types of bonds to our portfolios, including bonds rated BBB. In addition, we believed that the steepening municipal yield curve began to offer better reward opportunities for purchases made further out on the curve. As a result, many of the additions to our portfolios emphasized longer maturities. Among the credits we added to the Funds were uninsured health care bonds, marking the first time in a while that we found bonds in this sector at attractive levels relative to their credit quality. NPP, NMA, NMO, NAD, and NXZ also purchased zero coupon bonds, which we believed offered good long-term potential at discounted prices. In NZF, we added exposure to the short end of the yield curve by purchasing variable rate demand obligations (VRDOs) at very attractive yields. VRDOs are floating-rate securities that offer interest rates set daily or weekly based on an index of short-term municipal rates.

To generate cash for purchases, we selectively sold holdings with shorter durations, (1) including pre-refunded bonds, (2) at attractive prices resulting from high demand. Selling shorter duration bonds and reinvesting further out on the yield curve also helped to improve the Funds' overall call protection profiles. In addition, a number of our new purchases were funded with cash generated by bond redemptions.

Discussions of specific investments are for illustrative purposes only and are not intended as recommendations of individual investments. The views expressed in this commentary represent those of the portfolio managers as of the date of this report and are subject to change at any time, based on market conditions and other factors. The Funds disclaim any obligation to advise shareholders of such changes.

----------
(1) Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

(2) Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

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  4
----

As noted earlier, over the course of the entire reporting period, we saw the municipal yield curve steepen, as municipal bond interest rates at the short end of the curve declined while longer-term rates rose. In this environment, we continued to emphasize a disciplined approach to duration management. As part of this strategy, we use inverse floating rate securities, (3) a type of derivative financial instrument, in all six of these Funds. Inverse floaters typically provide the dual benefit of lengthening the Funds' durations to be closer to our strategic target and enhancing their income-generation capabilities. NZF also used forward interest rate swaps, another type of derivative financial instrument. The goal of this strategy was to help us manage NZF's common share net asset value (NAV) volatility without having a negative impact on its income stream or common share dividends over the short term.

HOW DID THE FUNDS PERFORM?

Individual results for these Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Total Returns on Common Share Net Asset Value*
For periods ended 4/30/08

                     Six-Month   1-Year   5-Year   10-Year
NPP                    -1.07%    -0.96%    4.49%    5.72%
NMA                    -1.98%    -2.36%    4.49%    5.75%
NMO                    -1.73%    -1.73%    4.67%    5.12%
NAD                    -1.63%    -1.96%    4.68%     N/A
NXZ                    -0.58%     0.09%    6.22%     N/A
NZF                    -0.56%    -0.11%    5.60%     N/A

Lipper General
Leveraged
Municipal Debt
Funds Average(4)       -2.54%    -3.47%    4.64%    5.24%

Lehman Brothers
Municipal
Bond Index(5)           1.47%     2.79%    4.03%    5.16%

For the six months ended April 30, 2008, the cumulative returns on common share NAV for all six of the Funds in this report underperformed the return on the Lehman Brothers Municipal Bond Index. At the same time, the six-month returns for all six Funds outperformed the average return for the Lipper General Leveraged Municipal Debt Funds Average.

One of the major factors impacting the six-month performance of these Funds in relation to that of the unleveraged Lehman Brothers Municipal Bond Index was the use of financial leverage. While leverage provides opportunities for additional income and total returns for common shareholders, the benefits of leveraging are tied in part to the

----------
*Six-month returns are cumulative; returns for one-year, five-year, and ten-year are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

(3) An inverse floating rate security is a financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA). Inverse floaters, including those inverse floating rate securities in which the Funds invested during this reporting period, are further defined within the Notes to Financial Statements and Glossary of Terms Used in This Report sections of this shareholder report.

(4) The Lipper General Leveraged Municipal Debt Funds Average is calculated using the returns of all closed-end funds in this category for each period as follows: six months, 54; 1 year, 54; 5 years, 52; and 10 years, 38. Fund and Lipper returns assume reinvestment of dividends.

(5) The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

                                                                            ----
                                                                             5
                                                                            ----
short-term rates that leveraged Funds pay their preferred shareholders. During this period, as the yields on longer-term bonds rose and their prices correspondingly fell, declining valuations had a negative effect on performance that was magnified by the use of leverage. In addition, the Funds' borrowing costs remained relatively high, negatively impacting their total returns. (See Recent Developments in the Auction Rate Preferred Markets at the end of this commentary.)

Other key factors that influenced the Funds' returns included yield curve and duration positioning, the use of derivatives, credit exposure and sector allocations, and holdings of bonds backed by certain municipal bond insurers.

Bonds in the Lehman Brothers Municipal Bond Index with maturities of eight years or less, especially those maturing in two to six years, benefited the most from changes in the interest rate environment. As a result, these shorter maturity bonds generally outperformed credits with longer maturities. Bonds having the longest maturities (22 years and longer) posted the worst returns. While NXZ benefited from having the shortest duration among these Funds, on the whole the Funds were overexposed to the underperforming longer part of the yield curve, with NAD and NMA having the longest durations. This generally had a negative impact on performance.

As previously mentioned, NZF used forward interest rate swaps to synthetically extend its duration and move the Fund closer to our strategic duration target. Despite the fact that longer duration instruments generally performed poorly, the use of forward interest rate swaps had a positive impact on NZF's return performance. This was because the interest rate swaps provided exposure to taxable markets during a period when, in contrast to historical trends, the U.S. Treasury market and the municipal market moved in the opposite directions. As municipal market performance lagged the significant gains made by Treasuries, the interest rate swaps performed very well. However, the inverse floaters used by all six of these Funds had a negative impact on performance. This resulted from the fact that the inverse floaters effectively increased the Funds' exposure to longer maturity bonds during a period when shorter maturities were in favor in the market. However, the inverse floaters also benefited the Funds by helping to support their income streams.

As credit spreads widened, bonds rated BBB or below posted poor returns. The under-performance of the lower credit quality sector was largely the result of risk-averse investors' flight to quality as disruptions in the financial and housing markets deepened. As of April 30, 2008, the Funds' holdings of bonds rated BBB ranged from approximately 6% in NZF to 14% in NMA. The Funds' allocations to this credit quality sector were generally higher than that of the Lehman Brothers Municipal Bond Index, and the

----
  6
----
negative impact of this greater exposure to credit risk accounted for some of the performance differential between these Funds and the index.

In general, bonds that carried any credit risk, regardless of sector, tended to perform poorly. Revenue bonds as a whole, and especially the industrial development and health care sectors that had ranked among the top performers in the Lehman Brothers Municipal Bond Index over the past few years, underperformed the general municipal market. The housing sector also performed poorly, as did lower-rated bonds backed by the 1998 master tobacco settlement agreement.

Sectors of the market that generally contributed to the Funds' performances included general obligation bonds, water and sewer, electric utilities and special tax issues. Pre-refunded bonds performed exceptionally well, due primarily to their shorter effective maturities and higher credit quality. Among these six Funds, NXZ had the heaviest allocation of bonds that had been advance refunded.

Another factor that had an impact on the performance of these Funds was their position in bonds backed by certain municipal insurers. NMA, in particular, had much heavier exposure to bonds insured by Financial Guaranty Insurance Company
(FGIC), which accounted for some of this Fund's underperformance relative to the other Funds in this report (See Recent Developments Regarding Bond Insurance Companies And Fund Policy Changes). On the whole, the holdings of all of our Funds continued to be well diversified not only between insured and uninsured bonds, but also within the insured bond category.

RECENT DEVELOPMENTS REGARDING BOND INSURANCE COMPANIES AND FUND POLICY CHANGES

The portfolios of investments reflect the ratings on certain bonds insured by AMBAC, FGIC, MBIA and XLCA as of April 30, 2008. During the period covered by this report, at least one rating agency reduced the rating for AMBAC-insured and MBIA-insured bonds to AA and at least one rating agency further reduced the ratings for FGIC-insured and XLCA-insured bonds to BB. Subsequent to April 30, 2008, and at the time this report was prepared, at least one rating agency further reduced the rating for MBIA-insured bonds to A. As of April 30, 2008, at least one rating agency has placed XLCA-insured bonds on "negative credit watch" and one or more rating agencies have placed each of these insurers on "negative outlook", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers. It is important to note that municipal bonds historically have had a very low rate of default.

                                                                            ----
                                                                             7
                                                                            ----

RECENT DEVELOPMENTS IN THE AUCTION RATE PREFERRED MARKETS

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the preferred shares issued by these Funds than there were offers to buy. This meant that these auctions "failed to clear" and that many or all auction preferred shareholders who wanted to sell their shares in these auctions were unable to do so. This decline in liquidity in auction preferred shares did not lower the credit quality of these shares, and auction preferred shareholders unable to sell their shares received distributions at the "maximum rate" applicable to failed auctions as calculated in accordance with the pre-established terms of the auction preferred shares. At the time this report was prepared, the Funds' managers could not predict when future auctions might succeed in attracting sufficient buyers for the shares offered, if ever. The Funds' managers are working diligently to refund the auction preferred shares, and have made progress in these efforts, but at present there is no assurance that these efforts will succeed. These developments generally do not affect the management or investment policies of these Funds. However, one implication of these auction failures for common shareholders is that the Funds' cost of leverage will likely be higher, at least temporarily, than it otherwise would have been had the auctions continued to be successful. As a result, the Funds' future common share earnings may be lower than they otherwise would have been.

For current, up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at:
http://www.nuveen.com/ResourceCenter/AuctionRatePreferred.aspx.

----
  8
----

Common Share
Dividend and Share Price
                 INFORMATION
--------------------------------------------------------------------------------

As previously noted, all of the Funds in this report use leverage to potentially enhance opportunities for additional income for common shareholders. This strategy continued to provide support for the Funds' income streams during this turbulent period. As a result, the dividends of all six of these Funds remained stable throughout the six-month reporting period ended April 30, 2008.

Due to capital gains generated by normal portfolio activity, common shareholders of the following Funds received capital gains or net ordinary income distributions at the end of December 2007 as follows:

                                     Short-Term Capital Gains
           Long-Term Capital Gains     and/or Ordinary Income
                       (per share)                (per share)

NMA                        $0.0238                         --
NAD                             --                    $0.0033

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's common share NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's common share NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2008, all of the Funds in this report had positive UNII balances, based upon our best estimate, for tax purposes. NPP, NMA and NAD had positive UNII balances and NMO, NXZ and NZF had negative UNII balances for financial statement purposes.

                                                                            ----
                                                                             9
                                                                            ----

As of April 30, 2008, the Funds' common share prices were trading at discounts to their common share NAVs as shown in the accompanying chart:

                              4/30/08          Six-Month
                             Discount   Average Discount

NPP                            -9.31%             -10.37%
NMA                            -6.49%              -7.07%
NMO                            -7.46%              -8.13%
NAD                            -6.17%              -7.53%
NXZ                            -0.13%              -1.66%
NZF                            -5.77%              -7.45%

-----
  10
-----

NPP         | Nuveen Performance
Performance | Plus Municipal
OVERVIEW    | Fund, Inc.

                                                            as of April 30, 2008

Credit Quality (as a % of total investments)(1)

PIE CHART:
AAA/U.S.
Guaranteed           65%
AA                   12%
A                     9%
BBB                  10%
BB or Lower           2%
N/R                   2%


BAR CHART:
2007-2008 Monthly Tax-Free Dividends Per Common Share
May    0.0640
Jun    0.0605
Jul    0.0605
Aug    0.0605
Sep    0.0605
Oct    0.0575
Nov    0.0575
Dec    0.0575
Jan    0.0575
Feb    0.0575
Mar    0.0575
Apr    0.0575


LINE CHART:
Common Share Price Performance -- Weekly Closing Price
5/01/07                 15.18
                        15.23
                        15.27
                        15.26
                        15.21
                        15.14
                        14.67
                        14.32
                        14.17
                        14.21
                        14.21
                        14.02
                        13.92
                        14.00
                        14.11
                        13.90
                        13.82
                        13.78
                        13.98
                        14.46
                        14.01
                        13.91
                        13.99
                        13.88
                        13.63
                        13.59
                        13.50
                        13.62
                        13.19
                        12.87
                        13.07
                        13.17
                        13.27
                        13.05
                        13.10
                        13.27
                        13.85
                        13.94
                        13.74
                        13.95
                        13.96
                        14.20
                        13.37
                        13.15
                        12.83
                        13.30
                        13.00
                        13.08
                        13.40
                        13.50
                        13.47
                        13.37
                        13.27
4/30/08                 13.34

Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                   $   13.34
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                      $   14.71
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                -9.31%
--------------------------------------------------------------------------------
Market Yield                                                              5.17%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(2)                                               7.18%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $ 881,130
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                    14.60
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                               10.62
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 6/22/89)
--------------------------------------------------------------------------------
                                                    On Share Price     On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                            0.71%         -1.07%
--------------------------------------------------------------------------------
1-Year                                                 -7.57%         -0.96%
--------------------------------------------------------------------------------
5-Year                                                  3.98%          4.49%
--------------------------------------------------------------------------------
10-Year                                                 4.78%          5.72%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
Illinois                                                                  14.4%
--------------------------------------------------------------------------------
California                                                                10.3%
--------------------------------------------------------------------------------
New York                                                                   6.5%
--------------------------------------------------------------------------------
New Jersey                                                                 5.2%
--------------------------------------------------------------------------------
Indiana                                                                    4.9%
--------------------------------------------------------------------------------
Texas                                                                      4.9%
--------------------------------------------------------------------------------
Florida                                                                    4.5%
--------------------------------------------------------------------------------
Colorado                                                                   4.3%
--------------------------------------------------------------------------------
Massachusetts                                                              3.8%
--------------------------------------------------------------------------------
Ohio                                                                       3.5%
--------------------------------------------------------------------------------
Washington                                                                 3.3%
--------------------------------------------------------------------------------
Michigan                                                                   3.1%
--------------------------------------------------------------------------------
South Carolina                                                             2.7%
--------------------------------------------------------------------------------
Nevada                                                                     2.3%
--------------------------------------------------------------------------------
Georgia                                                                    2.1%
--------------------------------------------------------------------------------
Pennsylvania                                                               2.1%
--------------------------------------------------------------------------------
Utah                                                                       2.0%
--------------------------------------------------------------------------------
Minnesota                                                                  1.9%
--------------------------------------------------------------------------------
Louisiana                                                                  1.9%
--------------------------------------------------------------------------------
Wisconsin                                                                  1.6%
--------------------------------------------------------------------------------
Other                                                                     14.7%
--------------------------------------------------------------------------------

Industries
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                           25.3%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                    16.4%
--------------------------------------------------------------------------------
Tax Obligation/General                                                    14.4%
--------------------------------------------------------------------------------
Transportation                                                            10.8%
--------------------------------------------------------------------------------
Health Care                                                                9.3%
--------------------------------------------------------------------------------
Utilities                                                                  9.0%
--------------------------------------------------------------------------------
Consumer Staples                                                           5.4%
--------------------------------------------------------------------------------
Other                                                                      9.4%
--------------------------------------------------------------------------------

(1) The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by AMBAC, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

                                                                           -----
                                                                            11
                                                                           -----

NMA         | Nuveen Municipal
Performance | Advantage
OVERVIEW    | Fund, Inc.

                                                            as of April 30, 2008

Credit Quality (as a % of total investments)(1)

PIE CHART:
AAA/U.S.
Guaranteed           58%
AA                   14%
A                     9%
BBB                  14%
BB or Lower           5%


BAR CHART:
2007-2008 Monthly Tax-Free Dividends Per Common Share(3)
May    0.0715
Jun    0.0675
Jul    0.0675
Aug    0.0675
Sep    0.0675
Oct    0.0640
Nov    0.0640
Dec    0.0640
Jan    0.0640
Feb    0.0640
Mar    0.0640
Apr    0.0640


LINE CHART:
Common Share Price Performance -- Weekly Closing Price
5/01/07                 16.07
                        16.21
                        16.28
                        16.13
                        16.05
                        16.06
                        15.50
                        15.07
                        14.98
                        14.93
                        14.80
                        14.65
                        14.55
                        14.74
                        14.85
                        14.48
                        14.01
                        14.24
                        14.62
                        15.12
                        14.57
                        14.42
                        14.48
                        14.26
                        13.94
                        14.10
                        13.92
                        13.96
                        13.52
                        13.17
                        13.24
                        13.46
                        13.59
                        13.36
                        13.24
                        13.69
                        14.39
                        14.59
                        14.26
                        14.46
                        14.51
                        14.58
                        13.67
                        13.47
                        13.08
                        13.45
                        13.28
                        13.20
                        13.37
                        13.56
                        13.65
                        13.52
                        13.55
4/30/08                 13.55

Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                   $   13.55
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                      $   14.49
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                -6.49%
--------------------------------------------------------------------------------
Market Yield                                                              5.67%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(2)                                               7.88%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $ 626,115
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                    15.15
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                               11.68
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 12/19/89)
--------------------------------------------------------------------------------
                                                    On Share Price     On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                            0.04%          -1.98%
--------------------------------------------------------------------------------
1-Year                                                -10.63%          -2.36%
--------------------------------------------------------------------------------
5-Year                                                  3.79%           4.49%
--------------------------------------------------------------------------------
10-Year                                                 5.04%           5.75%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
Texas                                                                      9.7%
--------------------------------------------------------------------------------
Louisiana                                                                  9.7%
--------------------------------------------------------------------------------
Washington                                                                 9.1%
--------------------------------------------------------------------------------
California                                                                 9.0%
--------------------------------------------------------------------------------
Illinois                                                                   8.6%
--------------------------------------------------------------------------------
New York                                                                   7.5%
--------------------------------------------------------------------------------
Colorado                                                                   5.4%
--------------------------------------------------------------------------------
Ohio                                                                       4.2%
--------------------------------------------------------------------------------
Nevada                                                                     3.8%
--------------------------------------------------------------------------------
Tennessee                                                                  3.6%
--------------------------------------------------------------------------------
Oklahoma                                                                   2.8%
--------------------------------------------------------------------------------
South Carolina                                                             2.7%
--------------------------------------------------------------------------------
New Jersey                                                                 2.4%
--------------------------------------------------------------------------------
Alabama                                                                    2.0%
--------------------------------------------------------------------------------
Puerto Rico                                                                1.9%
--------------------------------------------------------------------------------
Michigan                                                                   1.8%
--------------------------------------------------------------------------------
Wisconsin                                                                  1.7%
--------------------------------------------------------------------------------
Other                                                                     14.1%
--------------------------------------------------------------------------------

Industries
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                           29.1%
--------------------------------------------------------------------------------
Utilities                                                                 13.1%
--------------------------------------------------------------------------------
Health Care                                                               12.8%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                    12.3%
--------------------------------------------------------------------------------
Transportation                                                             8.3%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     8.1%
--------------------------------------------------------------------------------
Consumer Staples                                                           5.3%
--------------------------------------------------------------------------------
Other                                                                     11.0%
--------------------------------------------------------------------------------

(1) The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by AMBAC, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3) The Fund paid shareholders a capital gains distribution in December 2007 of $0.0238 per share.

-----
  12
-----

NMO         | Nuveen Municipal
Performance | Market Opportunity
OVERVIEW    | Fund, Inc.

                                                            as of April 30, 2008

Credit Quality (as a % of total investments)(1)

PIE CHART:
AAA/U.S.
Guaranteed           77%
AA                    8%
A                     5%
BBB                   8%
BB or Lower           2%


BAR CHART:
2007-2008 Monthly Tax-Free Dividends Per Common Share
May    0.0635
Jun    0.0605
Jul    0.0605
Aug    0.0605
Sep    0.0605
Oct    0.0605
Nov    0.0605
Dec    0.0605
Jan    0.0605
Feb    0.0605
Mar    0.0605
Apr    0.0605


LINE CHART:
Common Share Price Performance -- Weekly Closing Price
5/01/07                 15.00
                        15.13
                        15.00
                        15.02
                        14.88
                        14.94
                        14.64
                        14.13
                        14.01
                        14.03
                        13.91
                        13.75
                        13.73
                        13.61
                        13.76
                        13.44
                        13.21
                        13.47
                        13.79
                        14.09
                        13.77
                        13.59
                        13.79
                        13.73
                        13.60
                        13.47
                        13.46
                        13.59
                        13.12
                        12.59
                        12.95
                        13.13
                        13.25
                        13.00
                        12.72
                        13.08
                        13.73
                        14.02
                        13.74
                        14.10
                        14.13
                        14.23
                        13.35
                        13.10
                        12.90
                        13.15
                        12.91
                        12.73
                        12.97
                        13.19
                        13.08
                        13.17
                        13.18
4/30/08                 13.15

Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                   $   13.15
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                      $   14.21
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                -7.46%
--------------------------------------------------------------------------------
Market Yield                                                              5.52%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(2)                                               7.67%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $ 647,419
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                    12.48
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                               10.73
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 3/21/90)
--------------------------------------------------------------------------------
                                                    On Share Price     On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                            -0.15%         -1.73%
--------------------------------------------------------------------------------
1-Year                                                  -7.43%         -1.73%
--------------------------------------------------------------------------------
5-Year                                                   4.21%          4.67%
--------------------------------------------------------------------------------
10-Year                                                  4.45%          5.12%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
Texas                                                                     15.3%
--------------------------------------------------------------------------------
Washington                                                                 9.8%
--------------------------------------------------------------------------------
Illinois                                                                   8.3%
--------------------------------------------------------------------------------
California                                                                 7.7%
--------------------------------------------------------------------------------
New York                                                                   6.6%
--------------------------------------------------------------------------------
Minnesota                                                                  5.1%
--------------------------------------------------------------------------------
South Carolina                                                             4.7%
--------------------------------------------------------------------------------
Colorado                                                                   3.9%
--------------------------------------------------------------------------------
New Jersey                                                                 3.9%
--------------------------------------------------------------------------------
Nevada                                                                     3.3%
--------------------------------------------------------------------------------
Ohio                                                                       3.0%
--------------------------------------------------------------------------------
Georgia                                                                    2.9%
--------------------------------------------------------------------------------
North Dakota                                                               2.8%
--------------------------------------------------------------------------------
Pennsylvania                                                               2.5%
--------------------------------------------------------------------------------
Massachusetts                                                              2.3%
--------------------------------------------------------------------------------
Puerto Rico                                                                2.2%
--------------------------------------------------------------------------------
Oregon                                                                     1.6%
--------------------------------------------------------------------------------
Other                                                                     14.1%
--------------------------------------------------------------------------------

Industries
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                           36.2%
--------------------------------------------------------------------------------
Tax Obligation/General                                                    16.2%
--------------------------------------------------------------------------------
Transportation                                                            10.7%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     8.8%
--------------------------------------------------------------------------------
Health Care                                                                8.6%
--------------------------------------------------------------------------------
Utilities                                                                  5.7%
--------------------------------------------------------------------------------
Consumer Staples                                                           5.4%
--------------------------------------------------------------------------------
Other                                                                      8.4%
--------------------------------------------------------------------------------

(1) The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by AMBAC, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

                                                                           -----
                                                                            13
                                                                           -----

NAD         | Nuveen Dividend
Performance | Advantage
OVERVIEW    | Municipal Fund

                                                            as of April 30, 2008

Credit Quality (as a % of municipal bonds)(1)

PIE CHART:
AAA/U.S.
Guaranteed           58%
AA                   20%
A                     8%
BBB                   7%
BB or Lower           5%
N/R                   2%


BAR CHART:
2007-2008 Monthly Tax-Free Dividends Per Common Share(3)
May    0.0665
Jun    0.0665
Jul    0.0665
Aug    0.0665
Sep    0.0665
Oct    0.0635
Nov    0.0635
Dec    0.0635
Jan    0.0635
Feb    0.0635
Mar    0.0635
Apr    0.0635


LINE CHART:
Common Share Price Performance -- Weekly Closing Price
5/01/07                 15.11
                        15.29
                        15.36
                        15.27
                        15.16
                        15.07
                        14.82
                        14.81
                        14.71
                        14.76
                        14.60
                        14.46
                        14.38
                        14.27
                        14.31
                        14.09
                        14.23
                        14.24
                        14.28
                        14.54
                        14.35
                        14.26
                        14.30
                        14.15
                        13.76
                        13.73
                        13.66
                        13.66
                        13.27
                        12.88
                        13.20
                        13.37
                        13.31
                        13.26
                        12.95
                        13.24
                        14.15
                        14.06
                        13.79
                        14.13
                        14.09
                        14.09
                        13.42
                        13.00
                        12.60
                        13.16
                        12.85
                        12.88
                        13.27
                        13.58
                        13.43
                        13.51
                        13.30
4/30/08                 13.39

Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                   $   13.39
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                      $   14.27
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                -6.17%
--------------------------------------------------------------------------------
Market Yield                                                              5.69%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(2)                                               7.90%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $ 560,697
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                    15.18
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                               12.62
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 5/26/99)
--------------------------------------------------------------------------------
                                                    On Share Price     On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                             1.11%         -1.63%
--------------------------------------------------------------------------------
1-Year                                                  -5.95%         -1.96%
--------------------------------------------------------------------------------
5-Year                                                   3.86%          4.68%
--------------------------------------------------------------------------------
Since Inception                                          5.05%          6.23%
--------------------------------------------------------------------------------

States
(as a % of municipal bonds)
--------------------------------------------------------------------------------
Illinois                                                                  18.6%
--------------------------------------------------------------------------------
Texas                                                                      9.5%
--------------------------------------------------------------------------------
New York                                                                   7.6%
--------------------------------------------------------------------------------
Washington                                                                 7.1%
--------------------------------------------------------------------------------
Florida                                                                    6.3%
--------------------------------------------------------------------------------
Wisconsin                                                                  5.3%
--------------------------------------------------------------------------------
Louisiana                                                                  4.5%
--------------------------------------------------------------------------------
New Jersey                                                                 3.8%
--------------------------------------------------------------------------------
Indiana                                                                    3.8%
--------------------------------------------------------------------------------
Colorado                                                                   3.6%
--------------------------------------------------------------------------------
Ohio                                                                       3.4%
--------------------------------------------------------------------------------
Pennsylvania                                                               3.3%
--------------------------------------------------------------------------------
Michigan                                                                   2.9%
--------------------------------------------------------------------------------
Nevada                                                                     2.7%
--------------------------------------------------------------------------------
California                                                                 2.3%
--------------------------------------------------------------------------------
Rhode Island                                                               2.2%
--------------------------------------------------------------------------------
Other                                                                     13.1%
--------------------------------------------------------------------------------

Industries
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                           20.7%
--------------------------------------------------------------------------------
Health Care                                                               16.4%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                    15.8%
--------------------------------------------------------------------------------
Tax Obligation/General                                                    13.8%
--------------------------------------------------------------------------------
Transportation                                                            12.1%
--------------------------------------------------------------------------------
Utilities                                                                  5.5%
--------------------------------------------------------------------------------
Consumer Staples                                                           5.5%
--------------------------------------------------------------------------------
Other                                                                     10.2%
--------------------------------------------------------------------------------

(1) The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by AMBAC, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3) The Fund paid shareholders a net ordinary income distribution in December 2007 of $.0033 per share.

-----
  14
-----

NXZ         | Nuveen Dividend
Performance | Advantage
OVERVIEW    | Municipal Fund 2

                                                            as of April 30, 2008

Credit Quality (as a % of total investments)(1)

PIE CHART:
AAA/U.S.
Guaranteed           66%
AA                    9%
A                     9%
BBB                  10%
BB or Lower           5%
N/R                   1%


BAR CHART:
2007-2008 Monthly Tax-Free Dividends Per Common Share
May    0.0765
Jun    0.0730
Jul    0.0730
Aug    0.0730
Sep    0.0730
Oct    0.0730
Nov    0.0730
Dec    0.0730
Jan    0.0730
Feb    0.0730
Mar    0.0730
Apr    0.0730


LINE CHART:
Common Share Price Performance -- Weekly Closing Price
5/01/07                 17.10
                        17.19
                        17.16
                        17.06
                        16.84
                        16.80
                        16.12
                        15.76
                        15.60
                        15.81
                        15.76
                        15.47
                        15.54
                        15.55
                        15.62
                        15.26
                        14.61
                        14.95
                        15.30
                        15.94
                        15.48
                        15.32
                        15.50
                        15.34
                        15.35
                        15.56
                        15.37
                        15.50
                        14.95
                        14.47
                        14.62
                        14.92
                        15.17
                        15.17
                        15.08
                        14.80
                        15.56
                        15.68
                        15.55
                        15.90
                        15.97
                        16.15
                        14.85
                        14.56
                        14.24
                        14.65
                        14.11
                        14.18
                        14.65
                        14.70
                        14.63
                        14.72
                        14.95
4/30/08                 15.00

Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                   $   15.00
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                      $   15.02
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                -0.13%
--------------------------------------------------------------------------------
Market Yield                                                              5.84%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(2)                                               8.11%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $ 441,733
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                    14.79
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                8.65
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 3/27/01)
--------------------------------------------------------------------------------
                                                    On Share Price     On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                            -0.25%         -0.58%
--------------------------------------------------------------------------------
1-Year                                                  -6.57%          0.09%
--------------------------------------------------------------------------------
5-Year                                                   6.87%          6.22%
--------------------------------------------------------------------------------
Since Inception                                          6.46%          7.12%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
Texas                                                                     16.0%
--------------------------------------------------------------------------------
Michigan                                                                   9.4%
--------------------------------------------------------------------------------
California                                                                 7.9%
--------------------------------------------------------------------------------
Illinois                                                                   7.7%
--------------------------------------------------------------------------------
New York                                                                   6.0%
--------------------------------------------------------------------------------
Colorado                                                                   5.7%
--------------------------------------------------------------------------------
Nevada                                                                     4.0%
--------------------------------------------------------------------------------
New Mexico                                                                 3.6%
--------------------------------------------------------------------------------
Louisiana                                                                  3.4%
--------------------------------------------------------------------------------
Washington                                                                 3.3%
--------------------------------------------------------------------------------
Missouri                                                                   3.2%
--------------------------------------------------------------------------------
Florida                                                                    3.2%
--------------------------------------------------------------------------------
Alabama                                                                    2.9%
--------------------------------------------------------------------------------
Oregon                                                                     2.5%
--------------------------------------------------------------------------------
Kansas                                                                     2.5%
--------------------------------------------------------------------------------
Massachusetts                                                              2.2%
--------------------------------------------------------------------------------
Pennsylvania                                                               2.2%
--------------------------------------------------------------------------------
Other                                                                     14.3%
--------------------------------------------------------------------------------

Industries
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                           36.4%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                    18.0%
--------------------------------------------------------------------------------
Health Care                                                               13.0%
--------------------------------------------------------------------------------
Transportation                                                            10.6%
--------------------------------------------------------------------------------
Utilities                                                                  5.6%
--------------------------------------------------------------------------------
Consumer Staples                                                           4.2%
--------------------------------------------------------------------------------
Other                                                                     12.2%
--------------------------------------------------------------------------------

(1) The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by AMBAC, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

                                                                           -----
                                                                            15
                                                                           -----

NZF         | Nuveen Dividend
Performance | Advantage
OVERVIEW    | Municipal Fund 3

                                                   as of April 30, 2008

Credit Quality (as a % of municipal bonds)(1,2)

PIE CHART:
AAA/U.S.
Guaranteed           68%
AA                   11%
A                     6%
BBB                   6%
BB or Lower           2%
N/R                   7%


BAR CHART:
2007-2008 Monthly Tax-Free Dividends Per Common Share
May    0.0705
Jun    0.0675
Jul    0.0675
Aug    0.0675
Sep    0.0675
Oct    0.0640
Nov    0.0640
Dec    0.0640
Jan    0.0640
Feb    0.0640
Mar    0.0640
Apr    0.0640


LINE CHART:
Common Share Price Performance -- Weekly Closing Price
5/01/07                 15.80
                        15.86
                        15.90
                        15.82
                        15.60
                        15.47
                        14.96
                        14.65
                        14.67
                        14.88
                        14.96
                        14.73
                        14.66
                        14.39
                        14.44
                        14.26
                        14.10
                        14.08
                        14.45
                        14.66
                        14.58
                        14.25
                        14.32
                        14.13
                        13.95
                        13.98
                        13.90
                        13.77
                        13.21
                        13.01
                        13.16
                        13.41
                        13.52
                        13.28
                        13.16
                        13.41
                        14.29
                        14.43
                        14.40
                        14.65
                        14.61
                        14.82
                        13.55
                        13.42
                        13.08
                        13.73
                        13.22
                        13.05
                        13.36
                        13.62
                        13.54
                        13.62
                        13.66
4/30/08                 13.72

Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                   $   13.72
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                      $   14.56
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                -5.77%
--------------------------------------------------------------------------------
Market Yield                                                              5.60%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(3)                                               7.78%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $ 587,814
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                    15.99
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                               11.01
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 9/25/01)
--------------------------------------------------------------------------------
                                                    On Share Price     On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                             1.87%          -0.56%
--------------------------------------------------------------------------------
1-Year                                                  -8.31%          -0.11%
--------------------------------------------------------------------------------
5-Year                                                   5.85%           5.60%
--------------------------------------------------------------------------------
Since Inception                                          4.95%           6.40%
--------------------------------------------------------------------------------

States
(as a % of municipal bonds)(2)
--------------------------------------------------------------------------------
Illinois                                                                  12.4%
--------------------------------------------------------------------------------
Texas                                                                     11.2%
--------------------------------------------------------------------------------
Washington                                                                10.0%
--------------------------------------------------------------------------------
California                                                                 8.9%
--------------------------------------------------------------------------------
Michigan                                                                   6.3%
--------------------------------------------------------------------------------
Colorado                                                                   4.3%
--------------------------------------------------------------------------------
Iowa                                                                       4.0%
--------------------------------------------------------------------------------
Indiana                                                                    3.8%
--------------------------------------------------------------------------------
Louisiana                                                                  3.0%
--------------------------------------------------------------------------------
Wisconsin                                                                  2.9%
--------------------------------------------------------------------------------
New Jersey                                                                 2.5%
--------------------------------------------------------------------------------
New York                                                                   2.5%
--------------------------------------------------------------------------------
Kentucky                                                                   2.1%
--------------------------------------------------------------------------------
Ohio                                                                       2.0%
--------------------------------------------------------------------------------
Missouri                                                                   1.9%
--------------------------------------------------------------------------------
Oklahoma                                                                   1.7%
--------------------------------------------------------------------------------
Oregon                                                                     1.6%
--------------------------------------------------------------------------------
Maryland                                                                   1.6%
--------------------------------------------------------------------------------
Georgia                                                                    1.6%
--------------------------------------------------------------------------------
Florida                                                                    1.6%
--------------------------------------------------------------------------------
Other                                                                     14.1%
--------------------------------------------------------------------------------

Industries
(as a % of total investments)(2)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                           24.6%
--------------------------------------------------------------------------------
Transportation                                                            15.3%
--------------------------------------------------------------------------------
Health Care                                                               14.0%
--------------------------------------------------------------------------------
Tax Obligation/General                                                    11.1%
--------------------------------------------------------------------------------
Utilities                                                                  6.2%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     6.1%
--------------------------------------------------------------------------------
Education and Civic Organizations                                          4.8%
--------------------------------------------------------------------------------
Consumer Staples                                                           4.0%
--------------------------------------------------------------------------------
Other                                                                     13.9%
--------------------------------------------------------------------------------

(1) The percentages shown in the foregoing chart may reflect the ratings on certain bonds insured by AMBAC, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(2)   Excluding derivative transactions.

(3) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

-----
  16
-----

NPP | Nuveen Performance Plus Municipal Fund, Inc.
    | Portfolio of INVESTMENTS

                                                    April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)           Value
------------------------------------------------------------------------------------------------------------------------------------
               Alabama - 0.2% (0.1% of Total Investments)

               Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997A:
$      1,435      5.625%, 2/01/22 - FGIC Insured                                      8/08 at 100.50          Baa3    $     934,572
       1,505      5.375%, 2/01/27 - FGIC Insured                                      8/08 at 100.00            BB          980,056
------------------------------------------------------------------------------------------------------------------------------------

       2,940   Total Alabama                                                                                              1,914,628
------------------------------------------------------------------------------------------------------------------------------------
               Alaska - 0.2% (0.1% of Total Investments)

       2,200   Northern Tobacco Securitization Corporation, Alaska, Tobacco           6/14 at 100.00          Baa3        1,718,970
                  Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46
------------------------------------------------------------------------------------------------------------------------------------

               Arizona - 1.3% (0.9% of Total Investments)

       1,000   Arizona State Transportation Board, Highway Revenue Bonds, Series      7/12 at 100.00           AAA        1,090,600
                  2002B, 5.250%, 7/01/22 (Pre-refunded 7/01/12)

               Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport
               Revenue Bonds, Series 2002B:
       5,365      5.750%, 7/01/15 - FGIC Insured (Alternative Minimum Tax)            7/12 at 100.00           AA-        5,568,441
       5,055      5.750%, 7/01/16 - FGIC Insured (Alternative Minimum Tax)            7/12 at 100.00           AA-        5,220,652
------------------------------------------------------------------------------------------------------------------------------------

      11,420   Total Arizona                                                                                             11,879,693
------------------------------------------------------------------------------------------------------------------------------------

               Arkansas - 0.5% (0.4% of Total Investments)

       5,080   Independence County, Arkansas, Hydroelectric Power Revenue Bonds,      5/13 at 100.00             B        3,903,574
                  Series 2003, 5.350%, 5/01/28 - ACA Insured

       1,000   Washington County, Arkansas, Hospital Revenue Bonds, Washington        2/15 at 100.00           BBB          904,410
                  Regional Medical Center, Series 2005A, 5.000%, 2/01/35
------------------------------------------------------------------------------------------------------------------------------------

       6,080   Total Arkansas                                                                                             4,807,984
------------------------------------------------------------------------------------------------------------------------------------

               California - 16.0% (10.3% of Total Investments)

       3,500   Alameda Corridor Transportation Authority, California, Subordinate    10/17 at 100.00           AAA        2,895,060
                  Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/25 - AMBAC
                  Insured

      11,000   Anaheim Public Finance Authority, California, Subordinate Lease          No Opt. Call           AAA        6,024,920
                  Revenue Bonds, Public  Improvement Project, Series 1997C,
                  0.000%, 9/01/20 - FSA Insured

               California Department of Water Resources, Power Supply Revenue
               Bonds, Series 2002A:
       4,000      6.000%, 5/01/15 (Pre-refunded 5/01/12)                              5/12 at 101.00           Aaa        4,508,840
       3,175      5.375%, 5/01/22 (Pre-refunded 5/01/12)                              5/12 at 101.00           Aaa        3,504,343

       3,365   California Health Facilities Financing Authority, Health Facility      3/13 at 100.00             A        3,173,094
                  Revenue Bonds, Adventist Health System/West, Series 2003A,
                  5.000%, 3/01/33

               California Health Facilities Financing Authority, Revenue Bonds,
               Kaiser Permanante System, Series 2006:
       5,000      5.000%, 4/01/37                                                     4/16 at 100.00            A+        4,843,800
       7,000      5.250%, 4/01/39                                                     4/16 at 100.00            A+        6,957,300

       2,380   California Infrastructure Economic Development Bank, Revenue          10/11 at 101.00            A-        2,384,546
                  Bonds, J. David Gladstone Institutes, Series 2001, 5.250%,
                  10/01/34

       3,500   California Pollution Control Financing Authority, Revenue Bonds,       6/17 at 100.00            A3        3,037,755
                  Pacific Gas and Electric Company, Series 2004C, 4.750%,
                  12/01/23 - FGIC Insured (Alternative Minimum Tax)

       5,000   California, General Obligation Bonds, Series 2005, 5.000%, 3/01/31     3/16 at 100.00            A+        5,022,200

      16,000   California, Variable Purpose Bonds, 5.000%, 6/01/37 (UB)               6/17 at 100.00            A1       15,998,080

                                                                           -----
                                                                            17
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               California (continued)

$      6,435   California, General Obligation Refunding Bonds, Series 2002,
                  6.000%, 4/01/16 - AMBAC Insured                                       No Opt. Call           AAA    $   7,392,785

       5,000   Coast Community College District, Orange County, California, General   8/18 at 100.00           AAA        3,770,400
                  Obligation Bonds, Series 2006C, 0.000%, 8/01/32 - FSA Insured

       1,500   Golden State Tobacco Securitization Corporation, California,           6/17 at 100.00           BBB        1,213,965
                  Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1,
                  5.125%, 6/01/47

      10,000   Golden State Tobacco Securitization Corporation, California,           6/13 at 100.00           AAA       11,521,900
                  Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.750%,
                  6/01/39 (Pre-refunded 6/01/13)

       8,000   Golden State Tobacco Securitization Corporation, California,           6/15 at 100.00             A        7,550,160
                  Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A,
                  5.000%, 6/01/45

       1,000   Mt. Diablo Hospital District, California, Insured Hospital Revenue     6/08 at 100.00           AAA        1,051,640
                  Bonds, Series 1993A,  5.125%, 12/01/23 - AMBAC Insured (ETM)

      13,450   Ontario Redevelopment Financing Authority, San Bernardino County,        No Opt. Call           AAA       16,103,685
                  California, Revenue Refunding Bonds, Redevelopment Project 1,
                  Series 1995, 7.200%, 8/01/17 - MBIA Insured

       7,770   Palmdale Community Redevelopment Agency, California, Residential         No Opt. Call           AAA        8,158,811
                  Mortgage Revenue Refunding Bonds, Series 1991A, 7.150%,
                  2/01/10 (ETM)

       2,325   Palmdale Community Redevelopment Agency, California, Restructured        No Opt. Call           AAA        3,033,730
                  Single Family Mortgage Revenue Bonds, Series 1986D, 8.000%,
                  4/01/16 (Alternative Minimum Tax) (ETM)

       2,000   San Francisco Airports Commission, California, Revenue Bonds, San      5/09 at 101.00            A1(4)     2,079,060
                  Francisco International Airport, Second Series 1999, Issue 23B,
                  5.125%, 5/01/30 (Pre-refunded 5/01/09) - FGIC Insured

       2,000   San Francisco Airports Commission, California, Revenue Refunding       5/11 at 100.00            A1        2,026,340
                  Bonds, San Francisco International Airport, Second Series 2001,
                  Issue 27B, 5.125%, 5/01/26 - FGIC Insured

       3,000   San Joaquin Hills Transportation Corridor Agency, Orange County,         No Opt. Call           AAA          602,760
                  California, Toll Road Revenue Refunding Bonds, Series 1997A,
                  0.000%, 1/15/35 - MBIA Insured

      15,745   Walnut Valley Unified School District, Los Angeles County,             8/11 at 103.00           AAA       18,128,005
                  California, General Obligation Refunding Bonds, Series 1997A,
                  7.200%, 2/01/16 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
     142,145   Total California                                                                                         140,983,179
------------------------------------------------------------------------------------------------------------------------------------

               Colorado - 6.7% (4.3% of Total Investments)

       5,240   Adams 12 Five Star Schools, Adams County, Colorado, General           12/15 at 100.00           AAA        5,441,530
                  Obligation Bonds, Series 2005, 5.000%, 12/15/24 - FSA Insured

       3,000   Colorado Educational and Cultural Facilities Authority, Charter        8/14 at 100.00             A        3,038,220
                  School Revenue Bonds, Peak-to-Peak Charter School, Series 2004,
                  5.250%, 8/15/34 - XLCA Insured

       5,860   Colorado Health Facilities Authority, Revenue Refunding Bonds,         9/11 at 100.00            AA(4)     6,313,623
                  Catholic Health Initiatives, Series 2001, 5.250%, 9/01/21
                  (Pre-refunded 9/01/11)

      20,000   Denver Convention Center Hotel Authority, Colorado, Senior            12/13 at 100.00            A3(4)    21,664,799
                  Revenue  Bonds, Convention Center Hotel, Series 2003A, 5.000%,
                  12/01/33 (Pre-refunded 12/01/13) - XLCA Insured

      12,615   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,          No Opt. Call           AAA        6,166,212
                  Series 1997B, 0.000%, 9/01/21 - MBIA Insured

               E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
               Series 2000B:
      15,700      0.000%, 9/01/32 - MBIA Insured                                        No Opt. Call           AAA        3,751,201
      33,000      0.000%, 9/01/33 - MBIA Insured                                        No Opt. Call           AAA        7,415,760

      18,500   E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series     No Opt. Call           AAA        3,530,170
                  2004A, 0.000%, 3/01/36 - MBIA Insured

         755   Jefferson County School District R1, Colorado, General Obligation     12/14 at 100.00           AAA          787,359
                  Bonds, Series 2004, 5.000%, 12/15/22 - FSA Insured

       1,330   University of Colorado Hospital Authority, Revenue Bonds, Series      11/09 at 101.00           Aaa        1,331,849
                  1999A, 5.000%, 11/15/29 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
     116,000   Total Colorado                                                                                            59,440,723
------------------------------------------------------------------------------------------------------------------------------------

-----
  18
-----

   Principal                                                                            Optional Call
Amount (000)   Description (1)                                                         Provisions (2)   Ratings (3)           Value
------------------------------------------------------------------------------------------------------------------------------------
               District of Columbia - 1.8% (1.2% of Total Investments)

$      5,275   District of Columbia Tobacco Settlement Corporation, Tobacco            5/11 at 101.00           BBB   $   5,323,425
                  Settlement Asset-Backed Bonds, Series 2001, 6.250%, 5/15/24

       5,590   District of Columbia, General Obligation Bonds, Series 1999B,           6/09 at 101.00           AAA       5,814,606
                  5.500%, 6/01/13 - FSA Insured

       5,000   Washington Convention Center Authority, District of Columbia, Senior   10/16 at 100.00           AAA       4,710,050
                  Lien Dedicated Tax Revenue Bonds, Series 2007A, 4.500%, 10/01/30 -
                  AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      15,865   Total District of Columbia                                                                                15,848,081
------------------------------------------------------------------------------------------------------------------------------------

               Florida - 7.0% (4.5% of Total Investments)

               Broward County Housing Finance Authority, Florida, Multifamily
               Housing Revenue Bonds, Venice Homes Apartments, Series 2001A:
       1,545      5.700%, 1/01/32 - FSA Insured (Alternative Minimum Tax)              7/11 at 100.00           AAA       1,501,879
       1,805      5.800%, 1/01/36 - FSA Insured (Alternative Minimum Tax)              7/11 at 100.00           AAA       1,758,756

       5,300   Escambia County Health Facilities Authority, Florida, Revenue Bonds,      No Opt. Call           Aa1       5,753,468
                  Ascension Health Credit Group, Series 2003A, 5.250%, 11/15/14

       2,100   Florida Housing Finance Corporation, Homeowner Mortgage Revenue         1/10 at 100.00           AAA       2,120,979
                  Bonds, Series 2000-11, 5.850%, 1/01/22 - FSA Insured
                  (Alternative Minimum Tax)

      10,050   Florida State Board of Education, Full Faith and Credit Public          6/10 at 101.00           AAA      10,594,208
                  Education Capital Outlay Refunding Bonds, Series 2000D,
                  5.750%, 6/01/22

       7,000   Hillsborough County Aviation Authority, Florida, Revenue Bonds,        10/13 at 100.00           AAA       7,109,410
                  Tampa International Airport, Series 2003A, 5.250%, 10/01/17 -
                  MBIA Insured (Alternative Minimum Tax)

      10,000   JEA, Florida, Electric System Revenue Bonds, Series 2006-3A, 5.000%,    4/15 at 100.00           AAA      10,139,100
                  10/01/41 - FSA Insured

      10,750   Martin County Industrial Development Authority, Florida, Industrial     6/08 at 100.00           BB+      10,773,435
                  Development Revenue Bonds, Indiantown Cogeneration LP, Series
                  1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)

       2,570   Miami-Dade County Housing Finance Authority, Florida, Multifamily       6/11 at 100.00           AAA       2,587,836
                  Mortgage Revenue Bonds, Country Club Villas II Project, Series
                  2001-1A, 5.850%, 1/01/37 - FSA Insured (Alternative Minimum Tax)

       3,500   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami              10/15 at 100.00            A2       3,217,550
                  International Airport, Series 2005A, 5.000%, 10/01/37 - XLCA
                  Insured (Alternative Minimum Tax)

       1,700   Miami-Dade County, Florida, Beacon Tradeport Community Development      5/12 at 102.00            AA       1,706,426
                  District, Special Assessment Bonds, Commercial Project, Series
                  2002A, 5.625%, 5/01/32 - RAAI Insured

       4,500   Port Saint Lucie. Florida, Special Assessment Revenue Bonds,            7/17 at 100.00           AAA       4,538,925
                  Southwest Annexation District 1B, Series 2007, 5.000%, 7/01/40 -
                  MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      60,820   Total Florida                                                                                             61,801,972
------------------------------------------------------------------------------------------------------------------------------------

               Georgia - 3.2% (2.1% of Total Investments)

       4,920   Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series       1/10 at 101.00            A+(4)    5,216,135
                  2000A, 5.600%, 1/01/30 (Pre-refunded 1/01/10) - FGIC Insured

       5,000   Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A,       No Opt. Call             A       5,290,150
                  5.500%, 11/01/22 - FGIC Insured

       2,000   George L. Smith II World Congress Center Authority, Atlanta,            7/10 at 101.00           AAA       2,023,860
                  Georgia, Revenue Refunding Bonds, Domed Stadium Project,
                  Series 2000, 5.500%, 7/01/20 - MBIA Insured (Alternative Minimum
                  Tax)

      15,000   Private Colleges and Universities Authority, Georgia, Revenue Bonds,   11/09 at 101.00            AA(4)   15,829,500
                  Emory University, Series 1999A, 5.500%, 11/01/25
                  (Pre-refunded 11/01/09)
------------------------------------------------------------------------------------------------------------------------------------
      26,920   Total Georgia                                                                                             28,359,645
------------------------------------------------------------------------------------------------------------------------------------

               Idaho - 0.1% (0.1% of Total Investments)

         450   Idaho Housing and Finance Association, Single Family Mortgage Bonds,    1/10 at 100.00           Aa3         456,372
                  Series 2000D, 6.200%, 7/01/14 (Alternative Minimum Tax)

         285   Idaho Housing and Finance Association, Single Family Mortgage Bonds,    7/10 at 100.00           Aa2         292,079
                  Series 2000G-2, 5.950%, 7/01/25 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
         735   Total Idaho                                                                                                  748,451
------------------------------------------------------------------------------------------------------------------------------------

                                                                           -----
                                                                            19
                                                                           -----

    |  Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                            Optional Call
Amount (000)   Description (1)                                                         Provisions (2)   Ratings (3)           Value
------------------------------------------------------------------------------------------------------------------------------------
               Illinois - 22.4% (14.4% of Total Investments)

$     10,000   Chicago Board of Education, Illinois, Unlimited Tax General               No Opt. Call           AA-   $   5,759,000
                  Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%,
                  12/01/19 - FGIC Insured

      10,000   Chicago Board of Education, Illinois, Unlimited Tax General               No Opt. Call           AA-       5,424,000
                  Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%,
                  12/01/20 - FGIC Insured

               Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
      32,170      0.000%, 1/01/21 - FGIC Insured                                         No Opt. Call           AA-      16,954,233
      32,670      0.000%, 1/01/22 - FGIC Insured                                         No Opt. Call           AA-      16,260,186

       9,145   Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1996A,         7/08 at 100.50           AAA       9,202,705
                  5.500%, 1/01/29 - MBIA Insured

       1,665   Chicago, Illinois, Third Lien General Airport Revenue Bonds, O'Hare     1/16 at 100.00            A1       1,623,408
                  International Airport, Series 2005A, 5.000%, 1/01/33 - FGIC
                  Insured

               DuPage County Forest Preserve District, Illinois, General Obligation
               Bonds, Series 2000:
       8,000      0.000%, 11/01/18                                                       No Opt. Call           AAA       5,044,080
      15,285      0.000%, 11/01/19                                                       No Opt. Call           AAA       9,089,378

       2,000   Illinois Finance Authority, Revenue Bonds, Children's Memorial          8/18 at 100.00           AAA       1,957,500
                  Hospital, Series 2008A, 5.250%, 8/15/47 (WI/DD, Settling 5/15/08)
                  AGC Insured

       3,530   Illinois Finance Authority, Revenue Bonds, University of                7/17 at 100.00            AA       3,474,932
                  Chicago, Series 2007, Trust 73TP, 9.858%, 7/01/46 (IF)

       4,000   Illinois Health Facilities Authority, FHA-Insured Mortgage              8/13 at 100.00           AAA       4,009,600
                  Revenue Refunding Bonds, Sinai Health System, Series 2003,
                  5.150%, 2/15/37

       1,180   Illinois Health Facilities Authority, Revenue Bonds, Lake               7/12 at 100.00            A-       1,204,166
                  Forest Hospital, Series 2002A, 5.750%, 7/01/29

       3,000   Illinois Health Facilities Authority, Revenue Bonds, Lake               7/13 at 100.00            A-       3,092,940
                 Forest Hospital, Series 2003, 6.000%, 7/01/33

       4,580   Illinois Health Facilities Authority, Revenue Bonds, Midwest            8/10 at 102.00           Aaa       4,783,535
                  Care Center IX Inc., Series 2000, 6.250%, 8/20/35

       2,410   Illinois Health Facilities Authority, Revenue Bonds, Silver             8/09 at 101.00             A       2,501,942
                  Cross Hospital and Medical Centers, Series 1999, 5.250%,
                  8/15/15 (Mandatory put 4/01/08)

       7,250   Kane, Kendall, LaSalle, and Will Counties, Illinois, Community          12/13 at 57.71           AA-       2,941,688
                  College District 516, General Obligation Bonds, Series 2005E,
                  0.000%, 12/15/24 - FGIC Insured

       3,700   Libertyville, Illinois, Affordable Housing Revenue Bonds,              11/09 at 100.00           Aaa       3,938,465
                  Liberty Towers Project, Series 1999A, 7.000%, 11/01/29
                  (Pre-refunded 11/01/09) (Alternative Minimum Tax)

       6,000   McHenry County Conservation District, Illinois, General                 2/11 at 100.00           Aa1(4)    6,473,580
                  Obligation Bonds, Series 2001A, 5.625%, 2/01/21 (Pre-refunded
                  2/01/11) - FGIC Insured

       5,000   Metropolitan Pier and Exposition Authority, Illinois, Revenue           6/12 at 101.00           AAA       5,114,750
                  Bonds, McCormick Place Expansion Project, Series 2002A, 5.250%,
                  6/15/42 - MBIA Insured

      10,650   Metropolitan Pier and Exposition Authority, Illinois, Revenue             No Opt. Call           AAA      13,457,979
                  Bonds, McCormick Place Hospitality Facility, Series 1996A,
                  7.000%, 7/01/26 (ETM)

               Metropolitan Pier and Exposition Authority, Illinois, Revenue
               Refunding Bonds, McCormick Place Expansion Project, Series 1996A:
       9,400      0.000%, 12/15/18 - MBIA Insured                                        No Opt. Call           AAA       5,858,456
      16,570      0.000%, 12/15/20 - MBIA Insured                                        No Opt. Call           AAA       9,138,024
      23,550      0.000%, 12/15/22 - MBIA Insured                                        No Opt. Call           AAA      11,519,012
      13,000      0.000%, 12/15/24 - MBIA Insured                                        No Opt. Call           AAA       5,664,360

       5,100   Metropolitan Pier and Exposition Authority, Illinois, Revenue             No Opt. Call           AAA       5,679,768
                  Refunding Bonds, McCormick Place Expansion Project, Series 1998A,
                  5.500%, 12/15/23 - FGIC Insured

       5,180   Metropolitan Pier and Exposition Authority, Illinois, Revenue             No Opt. Call           AAA       5,829,935
                  Refunding Bonds, McCormick Place Expansion Project, Series 1998A,
                  5.500%, 12/15/23 - FGIC Insured (ETM)

      17,865   Regional Transportation Authority, Cook, DuPage, Kane, Lake,              No Opt. Call           AAA      20,445,241
                  McHenry and Will Counties, Illinois, General Obligation Bonds,
                  Series 1999, 5.750%, 6/01/23 - FSA Insured

-----
  20
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Illinois (continued)

$      6,090   Sherman, Illinois, GNMA Mortgage Revenue Refunding Bonds, Villa       10/09 at 102.00           AAA    $   6,337,498
                 Vianney, Series 1999A, 6.450%, 10/01/29

      10,000   Will County Community High School District 210 Lincoln-Way,              No Opt. Call           Aaa        4,880,700
                 Illinois, General Obligation Bonds, Series 2006, 0.000%,
                 1/01/23 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
     278,990   Total Illinois                                                                                           197,661,061
------------------------------------------------------------------------------------------------------------------------------------

               Indiana - 7.7% (4.9% of Total Investments)

       2,465   Danville Multi-School Building Corporation, Indiana, First Mortgage    7/11 at 100.00           AAA        2,557,142
                 Refunding Bonds, Series 2001, 5.250%, 7/15/18 - AMBAC Insured

       3,000   Hospital Authority of Delaware County, Indiana, Hospital Revenue       8/16 at 100.00          Baa2        2,544,660
                 Bonds, Cardinal Health System, Series 2006, 5.250%, 8/01/36

      14,000   Indiana Health Facility Financing Authority, Hospital Revenue Bonds,   8/10 at 101.50           AAA       15,124,620
                 Clarian Health Obligated Group, Series 2000A, 5.500%, 2/15/30
                 (Pre-refunded 8/15/10) - MBIA Insured

         750   Indiana Health Facility Financing Authority, Hospital Revenue Bonds,   2/16 at 100.00            A+          749,948
                 Clarian Health Obligation Group, Series 2006B, 5.000%, 2/15/23

       2,500   Indiana Health Facility Financing Authority, Hospital Revenue            No Opt. Call           AAA        2,862,075
                 Refunding Bonds, Columbus Regional Hospital, Series 1993,
                 7.000%, 8/15/15 - FSA Insured

               Indiana Health Facility Financing Authority, Revenue Bonds,
               Ancilla Systems Inc. Obligated Group, Series 1997:
      15,380     5.250%, 7/01/17 - MBIA Insured (ETM)                                 6/08 at 101.00           AAA       15,565,175
       4,320     5.250%, 7/01/22 - MBIA Insured (ETM)                                 6/08 at 101.00           AAA        4,368,816
       2,250     5.250%, 7/01/22 - MBIA Insured (ETM)                                 6/08 at 101.00           AAA        2,275,425

       3,000   Indiana Health Facility Financing Authority, Revenue Bonds,            3/17 at 100.00          BBB-        2,635,770
                 Community Foundation of Northwest Indiana, Series 2007, 5.500%,
                 3/01/37

       2,000   Indiana Health Facility Financing Authority, Revenue Bonds,            5/15 at 100.00           AAA        2,000,000
                 Community Hospitals of Indiana, Series 2005A, 5.000%, 5/01/35 -
                 AMBAC Insured

               Indiana Transportation Finance Authority, Highway Revenue Bonds,
               Series 2000:
       1,285     5.375%, 12/01/25 (Pre-refunded 12/01/10)                            12/10 at 100.00            AA(4)     1,376,196
       6,715     5.375%, 12/01/25 (Pre-refunded 12/01/10)                            12/10 at 100.00            AA(4)     7,191,564

       3,105   Indiana University, Student Fee Revenue Bonds, Series 2003O,           8/13 at 100.00           Aa1        3,263,759
                 5.250%, 8/01/20 - FGIC Insured

       1,000   Marion County Convention and Recreational Facilities Authority,        6/11 at 100.00           AAA        1,020,920
                 Indiana, Excise Taxes Lease Rental Revenue Refunding Senior
                 Bonds, Series 2001A, 5.000%, 6/01/21 - MBIA Insured

       2,395   Shelbyville Central Renovation School Building Corporation,            7/15 at 100.00           AAA        2,323,126
                 Indiana, First Mortgage Bonds, Series 2005, 4.375%, 7/15/26 -
                 MBIA Insured

       1,800   Sunman Dearborn High School Building Corporation, Indiana, First       1/15 at 100.00           AAA        1,856,754
                 Mortgage Bonds, Series 2005, 5.000%, 7/15/25 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      65,965   Total Indiana                                                                                             67,715,950
------------------------------------------------------------------------------------------------------------------------------------

               Iowa - 1.8% (1.1% of Total Investments)

       1,500   Iowa Finance Authority, Health Facility Revenue Bonds, Care            7/16 at 100.00          BBB-        1,429,620
                 Initiatives Project, Series 2006A, 5.500%, 7/01/21

               Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue
               Bonds, Series 2005C:
       5,000     5.375%, 6/01/38                                                      6/15 at 100.00           BBB        4,254,800
       5,300     5.625%, 6/01/46                                                      6/15 at 100.00           BBB        4,602,308

       5,000   Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed     6/11 at 101.00           AAA        5,443,250
                 Revenue Bonds, Series 2001B, 5.600%, 6/01/35 (Pre-refunded
                 6/01/11)
------------------------------------------------------------------------------------------------------------------------------------
      16,800   Total Iowa                                                                                                15,729,978
------------------------------------------------------------------------------------------------------------------------------------

                                                                           -----
                                                                            21
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Kansas - 1.4% (0.9% of Total Investments)

$      3,790   Kansas Department of Transportation, Highway Revenue Bonds, Series     3/14 at 100.00           AAA    $   3,949,256
                 2004A, 5.000%, 3/01/23

       5,790   Sedgwick County Unified School District 259, Wichita, Kansas,          9/10 at 100.00            AA        5,675,300
                 General Obligation Bonds, Series 2000, 3.500%, 9/01/17

       3,200   Wyandotte County Unified School District 500, Kansas, General          9/11 at 100.00           AAA        3,158,496
                 Obligation Bonds, Series 2001, 4.000%, 9/01/21 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      12,780   Total Kansas                                                                                              12,783,052
------------------------------------------------------------------------------------------------------------------------------------

               Louisiana - 2.9% (1.9% of Total Investments)

         770   East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA     10/08 at 101.50           Aaa          779,794
                 Mortgage-Backed Securities Program Single Family Mortgage Revenue
                 Refunding Bonds, Series 1997B-1, 5.750%, 10/01/26

       4,000   Lafayette City and Parish, Louisiana, Utilities Revenue Bonds,        11/14 at 100.00           AAA        4,169,800
                 Series 2004, 5.250%, 11/01/25 - MBIA Insured

       4,650   Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge      7/14 at 100.00           AAA        4,720,587
                 General Hospital, Series 2004, 5.250%, 7/01/33 - MBIA Insured

               Tobacco Settlement Financing Corporation, Louisiana, Tobacco
               Settlement Asset-Backed Bonds, Series 2001B:
      10,000     5.500%, 5/15/30                                                      5/11 at 101.00           BBB        9,698,000
       6,680     5.875%, 5/15/39                                                      5/11 at 101.00           BBB        6,320,883
------------------------------------------------------------------------------------------------------------------------------------
      26,100   Total Louisiana                                                                                           25,689,064
------------------------------------------------------------------------------------------------------------------------------------

               Maine - 0.7% (0.4% of Total Investments)

       5,680   Portland, Maine, Airport Revenue Bonds, Series 2003A, 5.000%,          7/13 at 100.00           AAA        5,733,676
                 7/01/32 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

               Maryland - 1.7% (1.1% of Total Investments)

       7,720   Maryland Transportation Authority, Airport Parking Revenue Bonds,      3/12 at 101.00           AAA        7,741,462
                 Baltimore-Washington International Airport Passenger Facility,
                 Series 2002B, 5.125%, 3/01/20 - AMBAC Insured (Alternative
                 Minimum Tax)

       6,865   Takoma Park, Maryland, Hospital Facilities Revenue Refunding and         No Opt. Call           AAA        7,450,790
                 Improvement Bonds, Washington Adventist Hospital, Series 1995,
                 6.500%, 9/01/12 - FSA Insured (ETM)
------------------------------------------------------------------------------------------------------------------------------------
      14,585   Total Maryland                                                                                            15,192,252
------------------------------------------------------------------------------------------------------------------------------------

               Massachusetts - 6.0% (3.8% of Total Investments)

               Massachusetts Development Finance Authority, Revenue Bonds, 100
               Cambridge Street Redevelopment, M/SRBC Project, Series 2002A:
       4,000     5.125%, 8/01/28 - MBIA Insured                                       2/12 at 100.00           AAA        4,064,440
       5,625     5.125%, 2/01/34 - MBIA Insured                                       2/12 at 100.00           AAA        5,690,531

         995   Massachusetts Educational Finance Authority, Student Loan Revenue     12/09 at 101.00           N/R        1,027,238
                 Refunding Bonds, Series 2000G, 5.700%, 12/01/11 - MBIA Insured
                 (Alternative Minimum Tax)

       8,730   Massachusetts Health and Educational Facilities Authority, Revenue    10/15 at 100.00           AAA        9,162,484
                 Bonds, Berkshire Health System, Series 2005F, 5.000%, 10/01/19 -
                 AGC Insured

       1,530   Massachusetts Health and Educational Facilities Authority, Revenue     7/08 at 101.00           Aaa        1,475,762
                 Bonds, Southcoast Health System Obligated Group, Series 1998A,
                 4.750%, 7/01/27 - MBIA Insured

       5,745   Massachusetts Industrial Finance Agency, Resource Recovery Revenue    12/08 at 102.00           BBB        5,753,273
                 Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%,
                 12/01/19 (Alternative Minimum Tax)

      10,150   Massachusetts Turnpike Authority, Metropolitan Highway System          7/08 at 101.00           AAA       10,156,598
                 Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/37 - MBIA Insured

         890   Massachusetts, General Obligation Bonds, Consolidated Loan, Series    11/12 at 100.00            AA(4)       965,748
                 2002C, 5.250%, 11/01/30 (Pre-refunded 11/01/12)

               Massachusetts, General Obligation Bonds, Consolidated Loan, Series
               2002E:
       1,255     5.250%, 1/01/22 (Pre-refunded 1/01/13) - FGIC Insured                1/13 at 100.00            AA(4)     1,359,190
       3,745     5.250%, 1/01/22 (Pre-refunded 1/01/13) - FGIC Insured                1/13 at 100.00            AA(4)     4,055,910

-----
  22
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                         Provisions (2)   Ratings (3)           Value
------------------------------------------------------------------------------------------------------------------------------------
               Massachusetts (continued)

$      8,500   Route 3 North Transportation Improvements Association,                 6/10 at 100.00           AAA    $   9,020,625
                  Massachusetts, Lease Revenue Bonds, Series 2000, 5.375%, 6/15/33
                  (Pre-refunded 6/15/10) - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      51,165   Total Massachusetts                                                                                       52,731,799
------------------------------------------------------------------------------------------------------------------------------------

               Michigan - 4.8% (3.1% of Total Investments)

       6,155   Birmingham City School District, Oakland County, Michigan, School      5/08 at 100.00           AAA        6,165,894
                  Building and Site Bonds, Series 1998, 4.750%, 11/01/24 - FSA
                  Insured

       5,000   Detroit, Michigan, Second Lien Sewerage Disposal System Revenue        7/15 at 100.00           AAA        5,017,600
                  Bonds, Series 2005A, 5.000%, 7/01/35 - MBIA Insured

       3,930   Hancock Hospital Finance Authority, Michigan, FHA-Insured Mortgage     8/08 at 100.00           AAA        3,962,698
                  Hospital Revenue Bonds, Portage Health System Inc.,
                  Series 1998, 5.450%, 8/01/47 (Pre-refunded 8/01/08) - MBIA
                  Insured

       1,500   Michigan State Building Authority, Revenue Bonds, Facilities          10/11 at 100.00            A+        1,530,150
                  Program, Series 2001I, 5.000%, 10/15/24

       5,000   Michigan State Building Authority, Revenue Refunding Bonds,           10/13 at 100.00           AAA        5,052,200
                  Facilities Program, Series 2003II, 5.000%, 10/15/29 - MBIA
                  Insured

       7,115   Michigan State Hospital Finance Authority, Hospital Revenue            3/13 at 100.00            A1(4)     7,847,560
                  Refunding Bonds, Henry Ford Health System, Series 2003A, 5.500%,
                  3/01/16 (Pre-refunded 3/01/13)

       3,000   Michigan Strategic Fund, Collateralized Limited Obligation             9/09 at 102.00           AAA        3,015,150
                  Pollution Control Revenue Refunding Bonds, Detroit Edison
                  Company, Series 1999A, 5.550%, 9/01/29 - MBIA Insured
                  (Alternative Minimum Tax)

      10,000   Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan   12/08 at 101.00           AAA       10,130,200
                  Wayne County Airport, Series 1998A, 5.375%, 12/01/16 - MBIA
                  Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      41,700   Total Michigan                                                                                            42,721,452
------------------------------------------------------------------------------------------------------------------------------------

               Minnesota - 3.0% (1.9% of Total Investments)

       3,000   Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,      1/11 at 100.00             A(4)     3,202,440
                  Subordinate Airport Revenue Bonds, Series 2001C, 5.250%, 1/01/26
                  (Pre-refunded 1/01/11) - FGIC Insured

      19,515   St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax    11/15 at 103.00           AAA       23,421,314
                  Revenue Refunding Bonds, Civic Center Project, Series 1996,
                  7.100%, 11/01/23 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      22,515   Total Minnesota                                                                                           26,623,754
------------------------------------------------------------------------------------------------------------------------------------

               Mississippi - 1.4% (0.9% of Total Investments)

       9,750   Mississippi Business Finance Corporation, Pollution Control Revenue   10/08 at 100.00           BBB        9,711,878
                  Refunding Bonds, System Energy Resources Inc. Project, Series
                  1998, 5.875%, 4/01/22

       2,475   Mississippi Hospital Equipment and Facilities Authority, Revenue       9/14 at 100.00            AA        2,488,167
                  Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%,
                  9/01/24
------------------------------------------------------------------------------------------------------------------------------------
      12,225   Total Mississippi                                                                                         12,200,045
------------------------------------------------------------------------------------------------------------------------------------

               Missouri - 1.7% (1.1% of Total Investments)

       6,350   Kansas City, Missouri, Airport Revenue Bonds, General Improvement      9/12 at 100.00            A+        6,580,124
                  Projects, Series 2003B, 5.250%, 9/01/17 - FGIC Insured

       1,845   Missouri Health and Educational Facilities Authority, Revenue          5/13 at 100.00            AA        1,917,472
                  Bonds, BJC Health System, Series 2003, 5.250%, 5/15/18

       3,815   Missouri Health and Educational Facilities Authority, Revenue          6/11 at 101.00           AAA        4,131,721
                  Bonds, SSM Healthcare System, Series 2001A, 5.250%, 6/01/28
                  (Pre-refunded 6/01/11) - AMBAC Insured

       2,000   Missouri-Illinois Metropolitan District Bi-State Development          10/13 at 100.00           AAA        2,036,000
                  Agency, Mass Transit Sales Tax Appropriation Bonds, Metrolink
                  Cross County Extension Project, Series 2002B, 5.000%, 10/01/32 -
                  FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      14,010   Total Missouri                                                                                            14,665,317
------------------------------------------------------------------------------------------------------------------------------------

                                                                           -----
                                                                            23
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                         Provisions (2)   Ratings (3)           Value
------------------------------------------------------------------------------------------------------------------------------------
               Montana - 0.6% (0.4% of Total Investments)

$        595   Montana Board of Housing, Single Family Mortgage Bonds, Series        12/09 at 100.00           AA+    $     612,422
                  2000A-2, 6.450%, 6/01/29 (Alternative Minimum Tax)

       4,795   Montana Higher Education Student Assistance Corporation, Student      12/08 at 101.00            A2        4,744,748
                  Loan Revenue Bonds, Subordinate Series 1998B, 5.500%, 12/01/31
                  (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       5,390   Total Montana                                                                                              5,357,170
------------------------------------------------------------------------------------------------------------------------------------

               Nebraska - 0.2% (0.1% of Total Investments)

       1,370   Nebraska Investment Finance Authority, Single Family Housing           9/10 at 100.00           AAA        1,386,303
                  Revenue Bonds, Series 2000E, 5.850%, 9/01/20 (Alternative
                  Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               Nevada - 3.7% (2.3% of Total Investments)

      10,900   Clark County School District, Nevada, General Obligation Bonds,        6/12 at 100.00           AAA       11,983,242
                  Series 2002C, 5.500%, 6/15/19 (Pre-refunded 6/15/12) - MBIA
                  Insured

       6,980   Director of Nevada State Department of Business and Industry,          1/10 at 100.00           AAA        5,577,020
                  Revenue Bonds, Las Vegas Monorail Project, First Tier, Series
                  2000, 5.375%, 1/01/40 - AMBAC Insured

               Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare
               West, Series 2007A,
      10,000      5.250%, 07/01/31 (UB)                                               7/17 at 100.00             A        9,737,800
       5,000      5.250%, 7/01/31                                                     7/17 at 100.00             A        4,868,900
------------------------------------------------------------------------------------------------------------------------------------
      32,880   Total Nevada                                                                                              32,166,962
------------------------------------------------------------------------------------------------------------------------------------

               New Hampshire - 1.6% (1.0% of Total Investments)

       3,265   New Hampshire Health and Education Facilities Authority, Revenue       1/15 at 100.00          BBB-        2,788,963
                  Bonds, Southern New Hampshire University, Series 2005, 5.000%,
                  1/01/30 - ACA Insured

               New Hampshire Housing Finance Authority, FHLMC Multifamily Housing
               Remarketed Revenue Bonds, Countryside LP, Series 1994:
       3,725      6.000%, 7/01/18 (Alternative Minimum Tax)                           7/10 at 101.00           Aaa        3,834,627
       6,945      6.100%, 7/01/24 (Alternative Minimum Tax)                           7/10 at 101.00           Aaa        7,091,956
------------------------------------------------------------------------------------------------------------------------------------
      13,935   Total New Hampshire                                                                                       13,715,546
------------------------------------------------------------------------------------------------------------------------------------

               New Jersey - 8.1% (5.2% of Total Investments)

       3,000   New Jersey Economic Development Authority, Transportation Sublease     5/09 at 100.00           AAA        3,093,120
                  Revenue Bonds, Light Rail Transit System, Series 1999A, 5.250%,
                  5/01/17 (Pre-refunded 5/01/09) - FSA Insured

       2,110   New Jersey Higher Education Assistance Authority, Student Loan         6/10 at 101.00           AAA        2,199,506
                  Revenue Bonds, Series 2000A, 6.000%, 6/01/13 - MBIA Insured
                  (Alternative Minimum Tax)

       4,500   New Jersey Transportation Trust Fund Authority, Transportation           No Opt. Call           AAA        5,147,325
                  System Bonds, Series 2001C, 5.500%, 12/15/18 - FSA Insured

       9,250   New Jersey Transportation Trust Fund Authority, Transportation         6/13 at 100.00           AAA       10,325,775
                  System Bonds, Series 2003C, 5.500%, 6/15/23 (Pre-refunded
                  6/15/13)

               New Jersey Transportation Trust Fund Authority, Transportation
               System Bonds, Series 2006C:
      35,000      0.000%, 12/15/29 - FSA Insured                                        No Opt. Call           AAA       11,679,850
      10,000      0.000%, 12/15/30 - FGIC Insured                                       No Opt. Call           AA-        3,076,900

      10,000   New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%,    7/13 at 100.00           AAA       10,489,000
                  1/01/20 - FSA Insured

      11,960   Tobacco Settlement Financing Corporation, New Jersey, Tobacco          6/12 at 100.00           AAA       12,975,882
                  Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32
                  (Pre-refunded 6/01/12)

       4,450   Tobacco Settlement Financing Corporation, New Jersey, Tobacco          6/13 at 100.00           AAA        5,181,402
                  Settlement Asset-Backed Bonds, Series 2003, 6.750%, 6/01/39
                  (Pre-refunded 6/01/13)

               West Deptford Township, Gloucester County, New Jersey, General
               Obligation Bonds, Series 2000:
       3,150      5.500%, 9/01/21 (Pre-refunded 9/01/10) - FGIC Insured               9/10 at 100.00          Baa1(4)     3,367,319
       3,335      5.500%, 9/01/22 (Pre-refunded 9/01/10) - FGIC Insured               9/10 at 100.00          Baa1(4)     3,565,082
------------------------------------------------------------------------------------------------------------------------------------
      96,755   Total New Jersey                                                                                          71,101,161
------------------------------------------------------------------------------------------------------------------------------------

-----
  24
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               New York - 10.1% (6.5% of Total Investments)

$      5,500   Dormitory Authority of the State of New York, FHA-Insured Mortgage     2/14 at 100.00           AAA    $   5,655,155
                  Revenue Bonds, Kaleida Health, Series 2004, 5.050%, 2/15/25

       2,070   Dormitory Authority of the State of New York, Insured Revenue          7/08 at 101.00           AAA        2,097,842
                  Bonds, 853 Schools Program, Gateway-Longview Inc., Series 1998A,
                  5.500%, 7/01/18 - AMBAC Insured

       2,250   Dormitory Authority of the State of New York, Lease Revenue Bonds,     7/09 at 101.00           AAA        2,359,125
                  State University Dormitory Facilities, Series 1999C, 5.500%,
                  7/01/29 (Pre-refunded 7/01/09) - MBIA Insured

               Dormitory Authority of the State of New York, Revenue Bonds,
               Marymount Manhattan College, Series 1999:
       1,580      6.375%, 7/01/13 - RAAI Insured                                      7/09 at 101.00            AA        1,656,662
       9,235      6.125%, 7/01/21 - RAAI Insured                                      7/09 at 101.00            AA        9,528,488

       1,500   Dormitory Authority of the State of New York, Revenue Bonds, St.       8/08 at 100.00           AAA        1,505,955
                  Barnabas Hospital, Series 1997, 5.450%, 8/01/35 - AMBAC Insured

      17,000   Dormitory Authority of the State of New York, Third General            7/09 at 101.00           AAA       17,824,500
                  Resolution Consolidated Revenue Bonds, City University System,
                  Series 1999-1, 5.500%, 7/01/29 (Pre-refunded 7/01/09) - FSA
                  Insured

       1,500   Hempstead Industrial Development Agency, New York, Resource              No Opt. Call          Baa3        1,498,320
                  Recovery Revenue Refunding Bonds, American Ref-Fuel Company of
                  Hempstead LP, Series 2001, 5.000%, 12/01/10 (Mandatory put
                  6/01/10)

      13,220   Metropolitan Transportation Authority, New York, Dedicated Tax Fund   11/12 at 100.00           AAA       14,075,334
                  Bonds, Series 2002A, 5.500%, 11/15/26 - FSA Insured

       4,545   Metropolitan Transportation Authority, New York, Transportation       11/16 at 100.00           AAA        4,286,571
                  Revenue Bonds, Series 2006B, Drivers 1662, 8.132%, 11/15/32 -
                  FSA Insured (IF)

      10,000   New York City Municipal Water Finance Authority, New York, Water       6/09 at 101.00           AA+(4)    10,498,800
                  and Sewerage System Revenue Bonds, Fiscal Series 2000A, 5.750%,
                  6/15/30 (Pre-refunded 6/15/09)

       7,810   New York City Transitional Finance Authority, New York, Future Tax     8/09 at 101.00           AAA        8,239,472
                  Secured Bonds, Fiscal Series 2000A, 5.750%, 8/15/24 (Pre-refunded
                  8/15/09)

           5   New York City, New York, General Obligation Bonds, Fiscal Series         No Opt. Call            AA            5,079
                  1987D, 8.500%, 8/01/08

       6,300   New York City, New York, General Obligation Bonds, Fiscal Series       5/10 at 101.00           AAA        6,780,501
                  2000A, 6.250%, 5/15/26 - FSA Insured

       3,000   New York State Energy Research and Development Authority, Pollution    9/08 at 102.00           AAA        3,034,050
                  Control Revenue Bonds, Rochester Gas and Electric Corporation,
                  Series 1998A, 5.950%, 9/01/33 - MBIA Insured (Alternative
                  Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      85,515   Total New York                                                                                            89,045,854
------------------------------------------------------------------------------------------------------------------------------------

               North Carolina - 0.8% (0.5% of Total Investments)

       4,900   Charlotte-Mecklenburg Hospital Authority, North Carolina,              1/15 at 100.00           AA-(4)     5,321,792
                  Healthcare System Revenue Bonds, DBA Carolinas Healthcare System,
                  Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)

       2,000   North Carolina Municipal Power Agency 1, Catawba Electric Revenue      7/08 at 102.00           AAA        2,038,860
                  Bonds, Series 1998A, 5.000%, 1/01/20 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       6,900   Total North Carolina                                                                                       7,360,652
------------------------------------------------------------------------------------------------------------------------------------

               Ohio - 5.5% (3.5% of Total Investments)

               Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
               Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
         355      5.125%, 6/01/24                                                     6/17 at 100.00           BBB          334,385
       3,570      5.875%, 6/01/30                                                     6/17 at 100.00           BBB        3,321,885
       3,475      5.750%, 6/01/34                                                     6/17 at 100.00           BBB        3,141,365
       9,355      5.875%, 6/01/47                                                     6/17 at 100.00           BBB        8,278,427

       5,150   Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco          6/22 at 100.00           BBB        3,400,288
                  Settlement Asset-Backed Revenue Bonds, Senior Lien, Series
                  2007A-3, 0.000%, 6/01/37

       6,720   Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A,           1/10 at 101.00           AAA        6,756,221
                  5.000%, 1/01/31 - FSA Insured

                                                                           -----
                                                                            25
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Ohio (continued)

$        780   Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A,           1/10 at 101.00           AAA    $     819,078
                  5.000%, 1/01/31 (Pre-refunded 1/01/10) - FSA Insured

       3,650   Montgomery County, Ohio, Revenue Bonds, Catholic Health                5/14 at 100.00            AA        3,650,000
                  Initiatives, Series 2004A, 5.000%, 5/01/30

          95   Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities           7/09 at 100.00           Aaa           96,058
                  Program Residential Mortgage Revenue Bonds, Series 1999C,
                  5.750%, 9/01/30 (Alternative Minimum Tax)

       6,100   Ohio Water Development Authority, Solid Waste Disposal Revenue         9/08 at 102.00           N/R        5,811,531
                  Bonds, Bay Shore Power, Series 1998A, 5.875%, 9/01/20
                  (Alternative Minimum Tax)

      12,900   Ohio Water Development Authority, Solid Waste Disposal Revenue         9/09 at 102.00           N/R       12,950,955
                  Bonds, Bay Shore Power, Series 1998B, 6.625%, 9/01/20
                  (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      52,150   Total Ohio                                                                                                48,560,193
------------------------------------------------------------------------------------------------------------------------------------

               Oklahoma - 0.4% (0.2% of Total Investments)

       3,400   Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds,     12/08 at 100.00             B        3,384,428
                  American Airlines Inc., Series 2000B, 6.000%, 6/01/35
                  (Mandatory put 12/01/08) (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               Oregon - 1.1% (0.7% of Total Investments)

       9,150   Port of St. Helens, Oregon, Pollution Control Revenue Bonds,             No Opt. Call           BBB        9,283,316
                  Portland General Electric Company, Series 1985B, 4.800%, 6/01/10
------------------------------------------------------------------------------------------------------------------------------------

               Pennsylvania - 3.2% (2.1% of Total Investments)

               Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania,
               Guaranteed Water Revenue Bonds, Series 1998:
       3,125      0.000%, 5/15/22 - FSA Insured                                         No Opt. Call           AAA        1,587,938
       3,125      0.000%, 5/15/23 - FSA Insured                                         No Opt. Call           AAA        1,497,719
       3,135      0.000%, 5/15/24 - FSA Insured                                         No Opt. Call           AAA        1,419,653
       3,155      0.000%, 5/15/26 - FSA Insured                                         No Opt. Call           AAA        1,273,989
       4,145      0.000%, 11/15/26 - FSA Insured                                        No Opt. Call           AAA        1,632,218
       2,800      0.000%, 5/15/28 - FSA Insured                                         No Opt. Call           AAA        1,004,696
       3,000      0.000%, 11/15/28 - FSA Insured                                        No Opt. Call           AAA        1,049,280

       2,050   Carbon County Industrial Development Authority, Pennsylvania,            No Opt. Call          BBB-        2,080,955
                  Resource Recovery Revenue Refunding Bonds, Panther Creek
                  Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
                  Minimum Tax)

      11,000   Delaware County Authority, Pennsylvania, Revenue Bonds, Catholic      11/08 at 102.00           AAA       11,157,410
                  Health East, Series 1998A, 4.875%, 11/15/18 - AMBAC Insured

               Pennsylvania Economic Development Financing Authority, Senior Lien
               Resource Recovery Revenue Bonds, Northampton Generating Project,
               Series 1994A:
         700      6.400%, 1/01/09 (Alternative Minimum Tax)                           7/08 at 100.00            B+          696,808
       4,500      6.500%, 1/01/13 (Alternative Minimum Tax)                           7/08 at 100.00            B+        4,513,185

         400   Pennsylvania Economic Development Financing Authority, Subordinate     7/08 at 100.00           N/R          393,620
                  Resource Recovery Revenue Bonds, Northampton Generating
                  Project, Series 1994C, 6.875%, 1/01/11 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      41,135   Total Pennsylvania                                                                                        28,307,471
------------------------------------------------------------------------------------------------------------------------------------

               Puerto Rico - 2.2% (1.4% of Total Investments)

       1,250   Puerto Rico Highway and Transportation Authority, Highway Revenue      7/10 at 101.00           AAA        1,354,088
                  Bonds, Series 2000B, 5.875%, 7/01/21 (Pre-refunded 7/01/10) -
                  MBIA Insured

      25,000   Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue           No Opt. Call           AAA        2,757,500
                  Bonds, Series 2007A, 0.000%, 8/01/47 - AMBAC Insured

      15,000   Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue         8/17 at 100.00            A1       15,031,350
                  Bonds, 5.250%, 8/01/57 (UB)
------------------------------------------------------------------------------------------------------------------------------------
      41,250   Total Puerto Rico                                                                                         19,142,938
------------------------------------------------------------------------------------------------------------------------------------

               Rhode Island - 0.7% (0.4% of Total Investments)

       2,000   Kent County Water Authority, Rhode Island, General Revenue Bonds,      7/12 at 100.00           AAA        2,048,600
                  Series 2002A, 5.000%, 7/15/23 - MBIA Insured

-----
  26
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Rhode Island (continued)

               Rhode Island Health and Educational Building Corporation, Revenue
               Refunding Bonds, Salve Regina University, Series 2002:
$      1,260      5.250%, 3/15/17 - RAAI Insured                                      3/12 at 101.00            AA    $   1,297,724
       1,080      5.250%, 3/15/18 - RAAI Insured                                      3/12 at 101.00            AA        1,107,896

       1,335   Rhode Island Tobacco Settlement Financing Corporation, Tobacco         6/12 at 100.00           BBB        1,317,378
                  Settlement Asset-Backed Bonds, Series 2002A, 6.125%, 6/01/32
------------------------------------------------------------------------------------------------------------------------------------
       5,675   Total Rhode Island                                                                                         5,771,598
------------------------------------------------------------------------------------------------------------------------------------
               South Carolina - 4.2% (2.7% of Total Investments)

       2,625   Medical University Hospital Authority, South Carolina, FHA-Insured     8/14 at 100.00           AAA        2,709,866
                  Mortgage Revenue Bonds, Series 2004A, 5.250%, 2/15/25 - MBIA
                  Insured

      22,855   Piedmont Municipal Power Agency, South Carolina, Electric Revenue        No Opt. Call           AAA        6,350,033
                  Bonds, Series 2004A-2, 0.000%, 1/01/31 - AMBAC Insured

       6,925   South Carolina, General Obligation Bonds, Series 1999A, 4.000%,       10/09 at 101.00           Aaa        7,059,345
                  10/01/14

      21,050   Tobacco Settlement Revenue Management Authority, South Carolina,       5/11 at 101.00           BBB       21,206,611
                  Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.000%,
                  5/15/22
------------------------------------------------------------------------------------------------------------------------------------
      53,455   Total South Carolina                                                                                      37,325,855
------------------------------------------------------------------------------------------------------------------------------------
               Tennessee - 1.3% (0.8% of Total Investments)

       2,860   Johnson City Health and Educational Facilities Board, Tennessee,       7/23 at 100.00           AAA        2,914,083
                  Hospital Revenue Refunding and Improvement Bonds, Johnson City
                  Medical Center, Series 1998C, 5.125%, 7/01/25
                  (Pre-refunded 7/01/23) - MBIA Insured

       1,700   Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue    3/10 at 101.00           AAA        1,731,705
                  Bonds, Series 1999D,6.000%, 3/01/24 - AMBAC Insured
                  (Alternative Minimum Tax)

       6,000   Metropolitan Government of Nashville-Davidson County Health and       12/17 at 100.00           AAA        6,983,700
                  Educational Facilities Board, Tennessee, Revenue Refunding
                  and Improvement Bonds, Meharry  Medical College, Series 1996,
                  6.000%, 12/01/19 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      10,560   Total Tennessee                                                                                           11,629,488
------------------------------------------------------------------------------------------------------------------------------------
               Texas - 7.6% (4.9% of Total Investments)

       3,975   Bell County Health Facilities Development Corporation, Texas,          2/10 at 101.00           AAA        4,266,686
                  Revenue Bonds, Scott and White  Memorial Hospital and Scott,
                  Sherwood and Brindley Foundation,Series 2000A, 6.125%, 8/15/23
                  (Pre-refunded 2/15/10) - MBIA Insured

       5,000   Bexar Metropolitan Water District, Texas, Waterworks System Revenue    5/16 at 100.00           AAA        5,052,550
                  Bonds, Series 2006, 5.000%, 5/01/35 - MBIA Insured

               Central Texas Regional Mobility Authority, Travis and Williamson
               Counties, Toll Road Revenue Bonds, Series 2005:
       4,000      5.000%, 1/01/35 - FGIC Insured                                      1/15 at 100.00          BBB-        3,618,200
      13,000      5.000%, 1/01/45 - FGIC Insured                                      1/15 at 100.00          BBB-       11,488,490

       1,625   Harris County Health Facilities Development Corporation, Texas,        7/09 at 101.00           AAA        1,692,990
                  Revenue Bonds, Christus Health, Series 1999A, 5.375%, 7/01/24
                  (Pre-refunded 7/01/09) - MBIA Insured

       4,000   Houston Community College, Texas, Limited Tax General Obligation       2/13 at 100.00           AAA        4,081,640
                  Bonds, Series 2003, 5.000%, 2/15/27 - AMBAC Insured

       3,885   Houston Independent School District, Public Facility Corporation,        No Opt. Call           AAA        2,272,570
                  Harris County, Texas, Lease Revenue Bonds, Cesar E. Chavez High
                  School, Series 1998A, 0.000%, 9/15/19 - AMBAC Insured

      33,855   Leander Independent School District, Williamson and Travis              8/14 at 23.67           AAA        5,677,822
                  Counties, Texas, General Obligation Bonds, Series 2006,
                  0.000%, 8/15/40

               Leander Independent School District, Williamson and Travis
               Counties, Texas, Unlimited Tax School Building and Refunding
               Bonds, Series 1998:
       4,930      0.000%, 8/15/20                                                      8/08 at 51.84           AAA        2,519,279
       3,705      0.000%, 8/15/22                                                      8/08 at 46.15           AAA        1,684,886

                                                                           -----
                                                                            27
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
-----------------------------------------------------------------------------------------------------------------------------------
               Texas (continued)

$        225   Lubbock Housing Finance Corporation, Texas, GNMA Mortgage-Backed       5/08 at 102.00           AAA    $     227,961
                  Securities Program Single Family Mortgage Revenue Refunding Bonds,
                  Series 1997A, 6.125%, 12/01/17

       3,480   Pearland, Texas, General Obligation Bonds, Series 2002, 5.000%,        3/12 at 100.00           Aaa        3,741,000
                  3/01/27 (Pre-refunded 3/01/12) - FGIC Insured

       6,835   San Antonio, Texas, Electric and Gas System Revenue Refunding          2/09 at 100.00           Aa1        6,846,551
                  Bonds, New Series 1998A, 4.500%, 2/01/21

       6,000   Spring Branch Independent School District, Harris County, Texas,       2/11 at 100.00           AAA        6,394,440
                  Limited Tax Schoolhouse and Refunding Bonds, Series 2001, 5.125%,
                  2/01/26 (Pre-refunded 2/01/11)

       4,000   Tarrant Regional Water District, Texas, Water Revenue Refunding and    3/13 at 100.00           AAA        4,172,320
                  Improvement Bonds, Series 1999, 5.000%, 3/01/22 - FSA Insured

       1,740   Texas, General Obligation Bonds, Water Financial Assistance, State     8/09 at 100.00           AAA        1,775,322
                  Participation Program, Series 1999C, 5.500%, 8/01/29 - MBIA
                  Insured

       1,690   Webb County, Laredo, Texas, Combination Tax and Sewer System,          8/08 at 100.00           AAA        1,690,541
                  Revenue Certificates of Obligation, Series 1998A, 4.500%,
                  2/15/18 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
     101,945   Total Texas                                                                                               67,203,248
------------------------------------------------------------------------------------------------------------------------------------
               Utah - 3.1% (2.0% of Total Investments)

               Utah County, Utah, Hospital Revenue Bonds, IHC Health Services
               Inc., Series 1997:
      12,885      5.250%, 8/15/21 - MBIA Insured (ETM)                                6/08 at 101.00           AAA       12,984,343
       3,900      5.250%, 8/15/26 - MBIA Insured (ETM)                                6/08 at 101.00           AAA        3,930,069

       2,510   Utah Housing Corporation, Single Family Mortgage Bonds, Series         1/12 at 100.00           AA-        2,608,292
                  2002A-1, 5.300%, 7/01/18
                  (Alternative Minimum Tax)

          10   Utah Housing Finance Agency, Single Family Mortgage Bonds, Series      1/10 at 100.00            AA           10,290
                  2000B, 6.250%, 7/01/22 (Alternative Minimum Tax)

       1,070   Utah Housing Finance Agency, Single Family Mortgage Bonds, Series      7/10 at 100.00           AA-        1,084,295
                  2000D-1, 6.050%, 7/01/14 (Alternative Minimum Tax)

         590   Utah Housing Finance Agency, Single Family Mortgage Bonds, Series      7/10 at 100.00            AA          606,609
                  2000E-1, Class II, 6.150%, 1/01/27 (Alternative Minimum Tax)

       1,340   Utah Housing Finance Agency, Single Family Mortgage Bonds, Series      7/10 at 100.00           AA-        1,357,165
                  2000E-1, Class III, 6.000%, 1/01/15 (Alternative Minimum Tax)

         835   Utah Housing Finance Agency, Single Family Mortgage Bonds, Series      7/11 at 100.00            AA          835,409
                  2001A-2, 5.650%, 7/01/27 (Alternative Minimum Tax)

         650   Utah Housing Finance Agency, Single Family Mortgage Bonds, Series      1/11 at 100.00           Aaa          665,841
                  2001B-1, 5.750%, 7/01/19 (Alternative Minimum Tax)

       3,000   Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing       10/12 at 100.00           Aaa        3,287,130
                  Program, Series 2002C, 5.250%, 10/01/28 (Pre-refunded 10/01/12) -
                  AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      26,790   Total Utah                                                                                                27,369,443
------------------------------------------------------------------------------------------------------------------------------------
               Virgin Islands - 0.8% (0.5% of Total Investments)

       4,700   Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan    10/14 at 100.00            AA        4,422,935
                  Note, Series 2003, 5.000%, 10/01/33 - RAAI Insured

       2,500   Virgin Islands Public Finance Authority, Revenue Bonds, Refinery       1/14 at 100.00           BBB        2,502,700
                  Project - Hovensa LLC, Series 2003, 6.125%, 7/01/22
                  (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       7,200   Total Virgin Islands                                                                                       6,925,635
------------------------------------------------------------------------------------------------------------------------------------
               Washington - 5.1% (3.3% of Total Investments)

      12,235   Chelan County Public Utility District 1, Washington, Columbia            No Opt. Call           AAA        4,700,442
                  River-Rock Island Hydro-Electric System Revenue Refunding Bonds,
                  Series 1997A, 0.000%, 6/01/26 - MBIA Insured

       3,100   Cowlitz County Public Utilities District 1, Washington, Electric       9/14 at 100.00            A-        3,104,805
                  Production Revenue Bonds, Series 2004, 5.000%, 9/01/28 - FGIC
                  Insured

-----
  28
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Washington (continued)

$      5,000   Energy Northwest, Washington, Electric Revenue Refunding Bonds,        7/13 at 100.00           Aaa   $    5,419,650
                 Nuclear Project 1, Series 2003A, 5.500%, 7/01/16

      10,000   Washington State Healthcare Facilities Authority, Revenue Bonds,      10/16 at 100.00            AA        9,495,200
                 Providence Health Care Services, Series 2006A, 4.625%, 10/01/34 -
                 FGIC Insured

       4,685   Washington State Healthcare Facilities Authority, Revenue Bonds,      12/09 at 101.00           AAA        4,953,076
                 Providence Services, Series 1999, 5.375%, 12/01/19 (Pre-refunded
                 12/01/09) - MBIA Insured

       5,000   Washington State Housing Finance Commission, Non-Profit Housing        7/09 at 101.00            AA        5,072,800
                 Revenue Bonds, Kline Galland Center, Series 1999, 6.000%,
                 7/01/29 - RAAI Insured

      12,000   Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series    1/11 at 100.00           AA+       12,247,440
                 2001D, 5.250%, 1/01/26
------------------------------------------------------------------------------------------------------------------------------------
      52,020   Total Washington                                                                                          44,993,413
------------------------------------------------------------------------------------------------------------------------------------

               West Virginia - 0.6% (0.4% of Total Investments)

       5,000   Mason County, West Virginia, Pollution Control Revenue Bonds,         10/11 at 100.00           BBB       4,895,100
                 Appalachian Power Company, Series 2003L, 5.500%, 10/01/22
------------------------------------------------------------------------------------------------------------------------------------

               Wisconsin - 2.5% (1.6% of Total Investments)

      11,620   Wisconsin Health and Educational Facilities Authority, Revenue         2/10 at 101.00            AA       12,079,920
                 Bonds, Marshfield Clinic, Series 1999, 6.250%, 2/15/29 -
                 RAAI Insured

       7,490   Wisconsin Health and Educational Facilities Authority, Revenue         7/08 at 103.00           N/R        7,466,257
                 Bonds, Millennium Housing Foundation Inc., Series 1998, 6.100%,
                 1/01/28

       3,270   Wisconsin Housing and Economic Development Authority, Home             9/14 at 100.00            AA        2,171,476
                 Ownership Revenue Bonds, Residual Trust 1517, 9.214%, 3/01/36 (IF)
------------------------------------------------------------------------------------------------------------------------------------
      22,380   Total Wisconsin                                                                                           21,717,653
------------------------------------------------------------------------------------------------------------------------------------
$  1,622,495   Total Investments (cost $1,329,591,698) - 155.9%                                                       1,373,594,153
============------------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (3.5)%                                                                       (30,750,000)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 2.0%                                                                      17,285,400
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (54.4)% (5)                                                    (479,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                         $  881,129,553
               =====================================================================================================================

  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

       The Portfolio of Investments may reflect the ratings on certain bonds insured by AMBAC, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

  (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

  (5)  Preferred   Shares,  at  Liquidation  Value  as  a  percentage  of  total investments is (34.9)%.

  N/R  Not rated.

WI/DD  Purchased on a when-issued or delayed delivery basis.

(ETM)  Escrowed to maturity.

 (IF)  Inverse floating rate investment.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                                                                           -----
                                                                            29
                                                                           -----

NMA | Nuveen Municipal Advantage Fund, Inc.
    | Portfolio of INVESTMENTS

                                                      April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)             Value
------------------------------------------------------------------------------------------------------------------------------------
               Alabama - 3.3% (2.0% of Total Investments)

$     10,000   Jefferson County, Alabama, Sewer Revenue Capital Improvement           2/09 at 101.00           AAA    $   10,338,000
                 Warrants, Series 1999A, 5.375%, 2/01/36 (Pre-refunded 2/01/09) -
                 FGIC Insured

       5,075   Lauderdale County and Florence Healthcare Authority, Alabama,          7/09 at 101.00           AAA         5,204,920
                 Revenue Bonds, Coffee Health Group, Series 1999A, 5.250%, 7/01/24 -
                 MBIA Insured

       5,155   Phenix City Industrial Development Board, Alabama, Environmental       5/12 at 100.00           BBB         5,105,512
                 Improvement Revenue Bonds, MeadWestvaco Corporation, Series 2002A,
                 6.350%, 5/15/35 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

      20,230   Total Alabama                                                                                              20,648,432
------------------------------------------------------------------------------------------------------------------------------------

               Alaska - 0.8% (0.5% of Total Investments)

               Alaska Housing Finance Corporation, General Housing Purpose Bonds,
               Series 2005A:
       1,125     5.250%, 12/01/34 - FGIC Insured                                     12/14 at 100.00            AA         1,151,978
       1,280     5.250%, 12/01/41 - FGIC Insured                                     12/14 at 100.00            AA         1,317,235

       3,050   Northern Tobacco Securitization Corporation, Alaska, Tobacco           6/14 at 100.00          Baa3         2,383,118
                 Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46
------------------------------------------------------------------------------------------------------------------------------------
       5,455   Total Alaska                                                                                                4,852,331
------------------------------------------------------------------------------------------------------------------------------------

               Arizona - 1.5% (0.9% of Total Investments)

       4,905   Maricopa County Industrial Development Authority, Arizona, Health      7/17 at 100.00             A         4,818,966
                 Facility Revenue Bonds, Catholic Healthcare West, Series 2007A,
                 5.250%, 7/01/32

       5,000   Maricopa County Pollution Control Corporation, Arizona, Remarketed     5/08 at 100.00          Baa3         4,802,950
                 Revenue Refunding Bonds, Public Service Company of New Mexico,
                 Series 1992A, 5.750%, 11/01/22
------------------------------------------------------------------------------------------------------------------------------------
       9,905   Total Arizona                                                                                               9,621,916
------------------------------------------------------------------------------------------------------------------------------------

               California - 14.8% (9.0% of Total Investments)

       2,500   Alameda Corridor Transportation Authority, California, Subordinate    10/17 at 100.00           AAA         2,067,900
                 Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/25 - AMBAC
                 Insured

               Calexico Unified School District, Imperial County,  California,
               General Obligation Bonds, Series 2005B:
       4,070     0.000%, 8/01/32 - FGIC Insured                                         No Opt. Call          BBB+         1,001,912
       6,410     0.000%, 8/01/34 - FGIC Insured                                         No Opt. Call          BBB+         1,399,944

       3,000   California Health Facilities Financing Authority, Health Facility      3/13 at 100.00             A         2,828,910
                 Revenue Bonds, Adventist Health System/West, Series 2003A,
                 5.000%, 3/01/33

       7,500   California State Public Works Board, Lease Revenue Bonds,              6/14 at 100.00             A         7,556,175
                 Department of Mental Health, Coalinga State Hospital, Series
                 2004A, 5.125%, 6/01/29

      16,000   California, General Obligation Bonds, 5.000%, 6/01/37 (UB)             6/17 at 100.00            A1        15,998,080

       9,955   Capistrano Unified School District, Orange County, California,           No Opt. Call          Baa3         2,675,804
                 Special Tax Bonds, Community Facilities District, Series 2005,
                 0.000%, 9/01/31 - FGIC Insured

               Colton Joint Unified School District, San Bernardino County,
               California, General Obligation Bonds, Series 2006C:
       3,800     0.000%, 2/01/33 - FGIC Insured                                        2/15 at 38.73             A           927,352
       3,795     0.000%, 2/01/37 - FGIC Insured                                         No Opt. Call             A           739,418

       7,535   Contra Costa County, California, GNMA Mortgage-Backed Securities         No Opt. Call           AAA         9,417,318
                 Program Home Mortgage Revenue Bonds, Series 1989, 7.750%,
                 5/01/22 (Alternative Minimum Tax) (ETM)

-----
  30
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               California (continued)

$      8,145   Cupertino Union School District, Santa Clara County, California,        8/13 at 55.54            AA    $   3,151,545
                 General Obligation Bonds, Series 2003B, 0.000%, 8/01/25 - FGIC
                 Insured

       2,510   Folsom Cordova Unified School District, Sacramento County,               No Opt. Call           AAA          860,830
                 California, General Obligation Bonds, School Facilities
                 Improvement District 1, Series 2004B, 0.000%, 10/01/28 - MBIA
                 Insured

       3,360   Folsom Cordova Unified School District, Sacramento County,               No Opt. Call           AAA        1,241,923
                 California, General Obligation Bonds, School Facilities
                 Improvement District 2, Series 2002A, 0.000%, 7/01/27 - MBIA
                 Insured

       2,315   Gateway Unified School District, California, General Obligation          No Opt. Call            A-          599,377
                 Bonds, Series 2004B, 0.000%, 8/01/32 - FGIC Insured

       1,000   Golden State Tobacco Securitization Corporation, California,           6/17 at 100.00           BBB          809,310
                 Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1,
                 5.125%, 6/01/47

       3,000   Golden State Tobacco Securitization Corporation, California,             No Opt. Call           AAA        1,173,840
                 Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A,
                 0.000%, 6/01/26 - FSA Insured

       1,275   Madera Unified School District, Madera County, California, General     8/12 at 100.00           AAA        1,347,407
                 Obligation Bonds, Series 2002, 5.250%, 8/01/23 - FSA Insured

               North Orange County Community College District, California, General
               Obligation Bonds, Series 2003B:
       7,735     0.000%, 8/01/25 - FGIC Insured                                         No Opt. Call            AA        3,163,460
       4,000     0.000%, 8/01/26 - FGIC Insured                                         No Opt. Call            AA        1,545,040

       5,000   Palmdale Community Redevelopment Agency, California, Residential         No Opt. Call           AAA        5,635,700
                 Mortgage Revenue Refunding Bonds, Series 1991B, 7.375%, 2/01/12
                 (ETM)

       5,000   Palmdale Community Redevelopment Agency, California, Single Family       No Opt. Call           AAA        6,510,850
                 Restructured Mortgage Revenue Bonds, Series 1986A, 8.000%,
                 3/01/16 (Alternative Minimum Tax) (ETM)

       9,315   Perris, California, GNMA Mortgage-Backed Securities Program Single       No Opt. Call           AAA       11,295,555
                 Family Mortgage Revenue Bonds, Series 1989A, 7.600%, 1/01/23
                 (Alternative Minimum Tax) (ETM)

       7,660   San Joaquin Hills Transportation Corridor Agency, Orange County,         No Opt. Call           AAA        3,687,677
                 California, Senior Lien Toll Road Revenue Bonds, Series 1993,
                 0.000%, 1/01/24 (ETM)

      23,000   San Joaquin Hills Transportation Corridor Agency, Orange County,         No Opt. Call           AAA        4,621,160
                 California, Toll Road Revenue Refunding Bonds, Series 1997A,
                 0.000%, 1/15/35 - MBIA Insured

       7,250   San Jose-Evergreen Community College District, Santa Clara County,     9/15 at 100.00           AAA        2,340,518
                 California, General Obligation Bonds, Series 2005A, 0.000%,
                 9/01/29 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
     155,130   Total California                                                                                          92,597,005
------------------------------------------------------------------------------------------------------------------------------------

               Colorado - 8.8% (5.4% of Total Investments)

       1,600   Arkansas River Power Authority, Colorado, Power Revenue Bonds,        10/16 at 100.00            A-        1,553,376
                 Series 2006, 5.250%, 10/01/40 - XLCA Insured

       9,440   Colorado Health Facilities Authority, Colorado, Revenue Bonds,         9/16 at 100.00            AA        8,678,853
                 Catholic Health Initiatives, Series 2006A, 4.500%, 9/01/38

       8,350   Colorado Health Facilities Authority, Remarketed Revenue Bonds,        6/08 at 101.50           AAA        8,493,704
                 Kaiser Permanente System, Series 1994A, 5.350%, 11/01/16 (ETM)

       1,150   Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley     9/18 at 102.00           AAA        1,168,205
                 Health System, Series 2005C, 5.250%, 3/01/40 - FSA Insured

       2,000   Denver Convention Center Hotel Authority, Colorado, Senior Revenue    11/16 at 100.00            A-        1,732,320
                 Bonds, Convention Center Hotel, Series 2006, 4.750%, 12/01/35 -
                 XLCA Insured

               Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
       5,365     5.000%, 11/15/23 - FGIC Insured (UB)                                11/16 at 100.00            A1        5,390,806
       3,300     5.000%, 11/15/24 - FGIC Insured (UB)                                11/16 at 100.00            A1        3,300,792
       4,335     5.000%, 11/15/25 - FGIC Insured (UB)                                11/16 at 100.00            A1        4,314,929

               E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
               Series 1997B:
       2,650     0.000%, 9/01/16 - MBIA Insured                                         No Opt. Call           AAA        1,796,621
       8,645     0.000%, 9/01/26 - MBIA Insured                                         No Opt. Call           AAA        3,051,858

                                                                           -----
                                                                            31
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Colorado (continued)

$      1,000   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,        9/10 at 102.00           AAA    $   1,089,450
                 Series 2000A, 5.750%, 9/01/35 (Pre-refunded 9/01/10) - MBIA
                 Insured

               E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
               Series 2000B:
       7,500     0.000%, 9/01/29 - MBIA Insured                                         No Opt. Call           AAA        2,173,500
      10,000     0.000%, 9/01/31 - MBIA Insured                                         No Opt. Call           AAA        2,528,300
      10,000     0.000%, 9/01/32 - MBIA Insured                                         No Opt. Call           AAA        2,389,300

               Platte River Power Authority, Colorado, Power Revenue Refunding
               Bonds, Series 2002EE:
       1,030     5.375%, 6/01/17 (Pre-refunded 6/01/12)                               6/12 at 100.00           Aa2(4)     1,126,583
       4,890     5.375%, 6/01/18 (Pre-refunded 6/01/12)                               6/12 at 100.00           Aa2(4)     5,348,535

               Platte River Power Authority, Colorado, Power Revenue Refunding
               Bonds, Series 2002EE:
         970     5.375%, 6/01/17                                                      6/12 at 100.00            AA        1,045,476
         110     5.375%, 6/01/18                                                      6/12 at 100.00            AA          116,988
------------------------------------------------------------------------------------------------------------------------------------
      82,335   Total Colorado                                                                                            55,299,596
------------------------------------------------------------------------------------------------------------------------------------

               District of Columbia - 0.2% (0.1% of Total Investments)

       1,450   District of Columbia Housing Finance Agency, GNMA/FNMA Single          6/08 at 101.00           AAA        1,484,380
                 Family Mortgage Revenue Bonds, Series 1997B, 5.900%, 12/01/28
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               Florida - 2.8% (1.7% of Total Investments)

       2,770   Florida Housing Finance Corporation, Housing Revenue Bonds,           12/10 at 100.00           AAA        2,792,243
                 Stratford Point Apartments, Series 2000O-1, 5.850%, 12/01/31 -
                 FSA Insured (Alternative Minimum Tax)

       4,910   South Miami Health Facilities Authority, FLorida, Revenue Bonds,       8/17 at 100.00           AA-        4,555,154
                 Baptist Health Systems of South Florida, Trust 1025, 9.397%,
                 8/15/42 (IF)

      10,130   Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health       6/08 at 100.00           AAA       10,268,173
                 System - St. Mary's Hospital, Series 1993, 5.125%, 12/01/23 -
                 MBIA Insured (ETM)
------------------------------------------------------------------------------------------------------------------------------------
      17,810   Total Florida                                                                                             17,615,570
------------------------------------------------------------------------------------------------------------------------------------

               Georgia - 1.0% (0.6% of Total Investments)

       4,000   Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004,      10/14 at 100.00           AAA        4,128,160
                 5.250%, 10/01/39 - FSA Insured

       2,900   Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee      12/14 at 100.00           BBB        2,408,450
                 County Regional Medical Center, Series 2004, 5.000%, 12/01/26
------------------------------------------------------------------------------------------------------------------------------------
       6,900   Total Georgia                                                                                              6,536,610
------------------------------------------------------------------------------------------------------------------------------------

               Hawaii - 0.5% (0.3% of Total Investments)

       2,215   Hawaii Housing and Community Development Corporation, GNMA             7/10 at 102.00           AAA        2,262,689
                 Collateralized Multifamily Housing Revenue Bonds, Sunset Villas,
                 Series 2000, 5.700%, 7/20/31

         525   Hawaii Housing Finance and Development Corporation, Single Family      7/08 at 101.00           AAA          536,855
                 Mortgage Purchase Revenue Bonds, Series 1997A, 5.750%, 7/01/30
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       2,740   Total Hawaii                                                                                               2,799,544
------------------------------------------------------------------------------------------------------------------------------------

               Illinois - 14.1% (8.6% of Total Investments)

       4,345   Chicago Board of Education, Illinois, Unlimited Tax General              No Opt. Call           AA-        1,459,572
                 Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1,
                 0.000%, 12/01/28 - FGIC Insured

       3,420   Chicago Board of Education, Illinois, Unlimited Tax General              No Opt. Call           AA-          962,149
                 Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%,
                 12/01/31 - FGIC Insured

       5,865   Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21    7/10 at 101.00           AAA        6,425,166
                 Program, Series 2000A, 6.500%, 1/01/35 (Pre-refunded 7/01/10) -
                 FGIC Insured

       5,000   Chicago, Illinois, Second Lien Passenger Facility Charge Revenue       1/11 at 101.00           AAA        4,950,050
                 Bonds, O'Hare International Airport, Series 2001A, 5.375%,
                 1/01/32 - AMBAC Insured (Alternative Minimum Tax)

       2,000   Illinois Finance Authority, Revenue Bonds, Children's Memorial         8/18 at 100.00           AAA        1,957,500
                 Hospital, Series 2008A, 5.250%, 8/15/47 (WI/DD, Settling 5/15/08) -
                 AGC Insured

-----
  32
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Illinois (continued)

$      5,645   Illinois Finance Authority, Revenue Bonds, University of Chicago,      7/17 at 100.00            AA    $   5,556,938
                 Series 2007, Trust 73TP, 9.858%, 7/01/46 (IF)

       6,000   Illinois Health Facilities Authority, Revenue Bonds, Condell Medical   5/12 at 100.00          Baa3        6,088,200
                 Center, Series 2002, 5.750%, 5/15/22

       6,165   Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush        8/08 at 101.00             A        6,205,874
                 Lincoln Health Center, Series 1996B, 5.750%, 2/15/22

      10,740   Lake and McHenry Counties Community Unit School District 118,           1/15 at 66.94           Aaa        5,036,093
                 Wauconda, Illinois, General Obligation Bonds, Series 2005B,
                 0.000%, 1/01/23 - FSA Insured

       1,090   Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,     No Opt. Call            A1          575,204
                 McCormick Place Expansion Project, Series 1993A, 0.000%, 6/15/21 -
                 FGIC Insured

               Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
               McCormick Place Expansion Project, Series 1999A:
      13,455     5.500%, 12/15/24 - FGIC Insured                                     12/09 at 101.00           AAA       13,948,933
      10,430     5.250%, 12/15/28 - FGIC Insured                                     12/09 at 101.00           AAA       10,642,772

       3,175   Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,     No Opt. Call           AAA          540,004
                 McCormick Place Expansion Project, Series 2002A, 0.000%, 6/15/41 -
                 MBIA Insured

       6,000   Metropolitan Pier and Exposition Authority, Illinois, Revenue            No Opt. Call           AAA        2,680,440
                 Refunding Bonds, McCormick Place Expansion Project, Series 1996A,
                 0.000%, 6/15/24 - MBIA Insured

       4,600   Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry     No Opt. Call           AAA        5,537,664
                 and Will Counties, Illinois, General Obligation Bonds, Series
                 1990A, 7.200%, 11/01/20 - AMBAC Insured

       1,940   University of Illinois, Auxiliary Facilities Systems Revenue Bonds,    4/13 at 100.00           AAA        1,997,831
                 Series 2003A, 5.000%, 4/01/23 - AMBAC Insured

       7,500   Valley View Public Schools, Community Unit School District 365U of       No Opt. Call           AAA        3,127,650
                 Will County, Illinois, General Obligation Bonds, Series 2005,
                 0.000%, 11/01/25 - MBIA Insured

      23,125   Will County Community High School District 210 Lincoln-Way,              No Opt. Call           Aaa       10,666,175
                 Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/24 -
                 FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
     120,495   Total Illinois                                                                                            88,358,215
------------------------------------------------------------------------------------------------------------------------------------

               Indiana - 2.6% (1.6% of Total Investments)

       5,205   Indiana Health Facility Financing Authority, Hospital Revenue Bonds,   8/10 at 101.50           AAA        5,623,118
                 Clarian Health Obligated Group, Series 2000A, 5.500%, 2/15/30
                 (Pre-refunded 8/15/10) - MBIA Insured

       2,435   Indiana Health Facility Financing Authority, Revenue Bonds,            3/17 at 100.00          BBB-        2,139,367
                 Community Foundation of Northwest Indiana, Series 2007, 5.500%,
                 3/01/37

       6,075   LaGrange County Jail Building Corporation, Indiana, First Mortgage    10/09 at 101.00            A3(4)     6,400,924
                 Jail Bonds, Series 1998, 5.400%, 10/01/21 (Pre-refunded 10/01/09)

       1,915   St. Joseph County Hospital Authority, Indiana, Revenue Bonds,          2/09 at 102.00           BBB        1,961,477
                 Madison Center Inc., Series 1999, 5.450%, 2/15/12
------------------------------------------------------------------------------------------------------------------------------------
      15,630   Total Indiana                                                                                             16,124,886
------------------------------------------------------------------------------------------------------------------------------------

               Iowa - 0.5% (0.3% of Total Investments)

       4,000   Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue     6/15 at 100.00           BBB        3,403,841
                 Bonds, Series 2005C, 5.375%, 6/01/38
------------------------------------------------------------------------------------------------------------------------------------

               Kansas - 0.3% (0.2% of Total Investments)

       1,750   Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and        6/14 at 100.00           AAA        1,776,443
                 Electric Company, Series 2004, 5.300%, 6/01/31 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

               Kentucky - 0.9% (0.5% of Total Investments)

       5,500   Louisville and Jefferson County Metropolitan Sewer District,           5/08 at 100.50           AAA        5,533,440
                 Kentucky, Sewer and Drainage System Revenue Bonds, Series 1997A,
                 5.250%, 5/15/27 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

                                                                           -----
                                                                            33
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Louisiana - 13.5% (8.2% of Total Investments)

$     13,500   DeSoto Parish, Louisiana, Pollution Control Revenue Refunding          9/09 at 102.00           AAA    $  14,083,198
                 Bonds, Cleco Utility Group Inc. Project, Series 1999, 5.875%,
                 9/01/29 - AMBAC Insured

       6,460   Louisiana Public Facilities Authority, Extended Care Facilities          No Opt. Call           BBB        7,523,251
                 Revenue Bonds, Comm-Care Corporation Project, Series 1994,
                 11.000%, 2/01/14

         720   Louisiana Public Facilities Authority, Extended Care Facilities          No Opt. Call           N/R(4)       891,446
                 Revenue Bonds, Comm-Care Corporation Project, Series 1994,
                 11.000%, 2/01/14 (ETM)

       6,650   Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge      7/14 at 100.00           AAA        6,750,947
                 General Hospital, Series 2004, 5.250%, 7/01/33 - MBIA Insured

       9,000   Louisiana Public Facilities Authority, Revenue Bonds, Ochsner          5/17 at 100.00            A3        8,647,200
                 Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47

          28   Louisiana State, Gasoline Tax Revenue Bonds, Series 2006,              5/16 at 100.00           Aa3           23,863
                 Residuals 660-1, 5.082%, 5/01/41 - FGIC Insured (IF)

               Louisiana State, Gasoline Tax Revenue Bonds, Series 2006:
      20,690     4.500%, 5/01/41 - FGIC Insured (UB)                                  5/16 at 100.00           Aa3       19,601,913
      10,000     5.000%, 5/01/41 - FGIC Insured (UB)                                  5/16 at 100.00           Aa3       10,072,100

               Tobacco Settlement Financing Corporation, Louisiana, Tobacco
               Settlement Asset-Backed Bonds, Series 2001B:
       6,000     5.500%, 5/15/30                                                      5/11 at 101.00           BBB        5,818,800
      11,750     5.875%, 5/15/39                                                      5/11 at 101.00           BBB       11,118,320
------------------------------------------------------------------------------------------------------------------------------------
      84,798   Total Louisiana                                                                                           84,531,038
------------------------------------------------------------------------------------------------------------------------------------

               Massachusetts - 1.8% (1.1% of Total Investments)

       1,750   Massachusetts Health and Educational Facilities Authority,             1/09 at 101.00           AAA        1,750,753
                 Revenue Bonds, UMass Memorial Healthcare, Series 1998A,
                 5.000%, 7/01/28 - AMBAC Insured

         370   Massachusetts Housing Finance Agency, Single Family Housing           12/09 at 100.00           AAA          376,649
                 Revenue Bonds, Series 77, 5.950%, 6/01/25 - FSA Insured
                 (Alternative Minimum Tax)

               Massachusetts Turnpike Authority, Metropolitan Highway System
               Revenue Bonds, Senior Series 1997A:
       2,000     5.125%, 1/01/17 - MBIA Insured                                       1/09 at 100.00           AAA        2,023,500
         500     5.000%, 1/01/27 - MBIA Insured                                       1/09 at 100.00           AAA          501,305
       5,000     5.000%, 1/01/37 - MBIA Insured                                       7/08 at 101.00           AAA        5,003,250

       1,875   Massachusetts Turnpike Authority, Metropolitan Highway System          1/09 at 100.00           AAA        1,880,494
                 Revenue Bonds, Subordinate Series 1997B, 5.250%, 1/01/29 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      11,495   Total Massachusetts                                                                                       11,535,951
------------------------------------------------------------------------------------------------------------------------------------

               Michigan - 2.9% (1.8% of Total Investments)

       8,000   Detroit, Michigan, Second Lien Sewerage Disposal System Revenue        7/15 at 100.00           AAA        8,028,160
                 Bonds, Series 2005A, 5.000%, 7/01/35 - MBIA Insured

               Michigan State Hospital Finance Authority, Hospital Revenue
               Bonds, Detroit Medical Center Obligated Group, Series 1998A:
       4,995     5.250%, 8/15/23                                                      8/08 at 101.00           Ba3        4,504,891
       3,000     5.250%, 8/15/28                                                      8/08 at 101.00           BB-        2,606,160

       3,275   Michigan State Hospital Finance Authority, Revenue Refunding           8/08 at 100.00           BB-        3,276,212
                 Bonds, Detroit Medical Center Obligated Group, Series 1993A,
                 6.500%, 8/15/18
------------------------------------------------------------------------------------------------------------------------------------
      19,270   Total Michigan                                                                                            18,415,423
------------------------------------------------------------------------------------------------------------------------------------

               Minnesota - 1.3% (0.8% of Total Investments)

       5,000   Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,      1/11 at 100.00             A(4)     5,337,400
                 Subordinate Airport Revenue Bonds, Series 2001C, 5.250%,
                 1/01/32 (Pre-refunded 1/01/11) - FGIC Insured

       1,140   Minnesota Housing Finance Agency, Single Family Mortgage Revenue       7/09 at 100.00           AA+        1,149,690
                 Bonds, Series 2000C, 5.550%, 7/01/24 (Alternative Minimum Tax)

-----
  34
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Minnesota (continued)

$      1,360   Minnesota Housing Finance Agency, Single Family Mortgage Revenue       1/10 at 100.00           AA+    $   1,369,588
                 Bonds, Series 2000J, 5.400%, 1/01/23 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       7,500   Total Minnesota                                                                                            7,856,678
------------------------------------------------------------------------------------------------------------------------------------

               Missouri - 0.9% (0.5% of Total Investments)

      12,005   Kansas City Municipal Assistance Corporation, Missouri, Leasehold        No Opt. Call           AAA        3,994,424
                 Revenue Bonds, Series 2004B-1, 0.000%, 4/15/29 - AMBAC Insured

         140   Missouri Housing Development Commission, Single Family Mortgage        9/09 at 102.00           AAA          147,503
                 Revenue Bonds, Homeownership Loan Program, Series 2000A-1,
                 7.500%, 3/01/31 (Alternative Minimum Tax)

       1,500   Missouri-Illinois Metropolitan District Bi-State Development          10/13 at 100.00           AAA        1,527,000
                 Agency, Mass Transit Sales Tax Appropriation Bonds, Metrolink
                 Cross County Extension Project, Series 2002B, 5.000%, 10/01/32 -
                 FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      13,645   Total Missouri                                                                                             5,668,927
------------------------------------------------------------------------------------------------------------------------------------

               Nevada - 6.3% (3.8% of Total Investments)

       7,310   Clark County, Nevada, Limited Tax General Obligation Bank Bonds,       7/10 at 100.00           AA+(4)     7,785,223
                 Series 2000, 5.500%, 7/01/19 (Pre-refunded 7/01/10)

       7,500   Clark County, Nevada, Subordinate Lien Airport Revenue Bonds,          7/10 at 101.00           AAA        8,137,500
                 Series 1999A, 6.000%, 7/01/29 (Pre-refunded 7/01/10) - MBIA
                 Insured

               Director of Nevada State Department of Business and Industry,
               Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
       3,025     0.000%, 1/01/16 - AMBAC Insured                                        No Opt. Call           AAA        1,817,390
       7,910     5.375%, 1/01/40 - AMBAC Insured                                      1/10 at 100.00           AAA        6,320,090

      15,000   Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds,        7/17 at 100.00            A2       14,607,000
                 Catholic Healthcare West, Series 2007B, 5.250%, 7/01/31 (UB)

         320   Nevada Housing Division, Single Family Mortgage Bonds, Senior         10/08 at 101.00           Aaa          323,491
                 Series 1997C-2, 5.750%, 4/01/29 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      41,065   Total Nevada                                                                                              38,990,694
------------------------------------------------------------------------------------------------------------------------------------

               New Jersey - 3.9% (2.4% of Total Investments)

      15,000   New Jersey Transportation Trust Fund Authority, Transportation           No Opt. Call           AA-        4,615,350
                 System Bonds, Series 2006C, 0.000%, 12/15/30 - FGIC Insured

               Tobacco Settlement Financing Corporation, New Jersey, Tobacco
               Settlement Asset-Backed Bonds, Series 2002:
      13,045     5.750%, 6/01/32 (Pre-refunded 6/01/12)                               6/12 at 100.00           AAA       14,153,040
       5,050     6.125%, 6/01/42 (Pre-refunded 6/01/12)                               6/12 at 100.00           AAA        5,633,326
------------------------------------------------------------------------------------------------------------------------------------
      33,095   Total New Jersey                                                                                          24,401,716
------------------------------------------------------------------------------------------------------------------------------------

               New Mexico - 1.2% (0.7% of Total Investments)

       7,500   Farmington, New Mexico, Pollution Control Revenue Refunding Bonds,    10/08 at 100.00          Baa3        7,488,975
                 Public Service Company of New Mexico - San Juan Project, Series
                 1997B, 5.800%, 4/01/22
------------------------------------------------------------------------------------------------------------------------------------

               New York - 12.4% (7.5% of Total Investments)

         440   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,      2/17 at 100.00           AAA          410,480
                 Series 2006A, 4.500%, 2/15/47 - MBIA Insured

       7,000   Metropolitan Transportation Authority, New York, State Service         7/12 at 100.00           AA-        7,116,270
                 Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29

               Nassau County, New York, General Obligation Improvement Bonds,
               Series 2000F:
       3,980     7.000%, 3/01/11 (Pre-refunded 3/01/10) - FSA Insured                 3/10 at 100.00           AAA        4,313,365
       4,070     7.000%, 3/01/12 (Pre-refunded 3/01/10) - FSA Insured                 3/10 at 100.00           AAA        4,410,903
       3,925     7.000%, 3/01/15 (Pre-refunded 3/01/10) - FSA Insured                 3/10 at 100.00           AAA        4,253,758

       4,975   New York City Industrial Development Agency, New York, Special        12/08 at 102.00           BB+        3,684,336
                 Facilities Revenue Bonds, British Airways PLC, Series 1998,
                 5.250%, 12/01/32 (Alternative Minimum Tax)

       3,000   New York City Industrial Development Agency, New York, Special        12/12 at 101.00           BB+        3,010,470
                 Facilities Revenue Bonds, British Airways PLC, Series 2002,
                 7.625%, 12/01/32 (Alternative Minimum Tax)

                                                                           -----
                                                                            35
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               New York (continued)

$     10,000   New York City Municipal Water Finance Authority, New York, Water      12/14 at 100.00           AAA    $  10,202,750
                 and Sewer System Revenue Bonds, 5.000%, 6/15/36 - FSA Insured (UB)

       9,850   New York City Municipal Water Finance Authority, New York, Water       6/09 at 101.00           AA+(4)    10,341,318
                 and Sewerage System Revenue Bonds, Fiscal Series 2000A, 5.750%,
                 6/15/31 (Pre-refunded 6/15/09) - FGIC Insured

      10,000   New York City Transitional Finance Authority, New York, Future         5/10 at 101.00           AAA       10,825,000
                 Tax Secured Bonds, Fiscal Series 2000B, 6.000%, 11/15/29
                 (Pre-refunded 5/15/10)

       7,435   New York City, New York, General Obligation Bonds, Fiscal Series       5/10 at 101.00            AA(4)     8,011,510
                 2000A, 5.750%, 5/15/20 (Pre-refunded 5/15/10)

       5,815   New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,      4/10 at 100.00           Aa1        5,892,805
                 Series 94, 5.800%, 10/01/20 (Alternative Minimum Tax)

       5,000   New York State Urban Development Corporation, Service Contract         1/09 at 101.00           AAA        5,178,250
                 Revenue Bonds, Correctional Facilities, Series 1999C, 6.000%,
                 1/01/29 (Pre-refunded 1/01/09) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      75,490   Total New York                                                                                            77,651,215
------------------------------------------------------------------------------------------------------------------------------------

               North Carolina - 2.0% (1.2% of Total Investments)

       1,150   North Carolina Housing Finance Agency, Home Ownership Revenue          7/10 at 100.00           AAA        1,140,708
                 Bonds, 1998 Trust Agreement, Series 10A, 5.400%, 7/01/32 -
                 AMBAC Insured (Alternative Minimum Tax)

       5,045   North Carolina Housing Finance Agency, Home Ownership Revenue          7/09 at 100.00            AA        5,082,838
                 Bonds, 1998 Trust Agreement, Series 7A, 6.250%, 1/01/29
                 (Alternative Minimum Tax)

       1,725   North Carolina Housing Finance Agency, Home Ownership Revenue          1/10 at 100.00            AA        1,741,422
                 Bonds, 1998 Trust Agreement, Series 8A, 5.950%, 1/01/27
                 (Alternative Minimum Tax)

       4,465   North Carolina Housing Finance Agency, Home Ownership Revenue          1/10 at 100.00            AA        4,476,163
                 Bonds, 1998 Trust Agreement, Series 9A, 5.875%, 7/01/31
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      12,385   Total North Carolina                                                                                      12,441,131
------------------------------------------------------------------------------------------------------------------------------------

               North Dakota - 0.6% (0.4% of Total Investments)

       1,615   North Dakota Housing Finance Agency, Home Mortgage Finance             7/08 at 102.00           Aaa        1,649,383
                 Program Bonds, Series 1998B, 5.500%, 7/01/29 - MBIA Insured
                 (Alternative Minimum Tax)

       2,250   Ward County Health Care, North Dakota, Revenue Bonds, Trinity          7/16 at 100.00          BBB+        2,144,835
                 Obligated Group, Series 2006, 5.125%, 7/01/25
------------------------------------------------------------------------------------------------------------------------------------
       3,865   Total North Dakota                                                                                         3,794,218
------------------------------------------------------------------------------------------------------------------------------------

               Ohio - 6.9% (4.2% of Total Investments)

       5,000   Akron, Bath and Copley Joint Township Hospital District, Ohio,        11/09 at 101.00          Baa1        5,056,000
                 Hospital Facilities Revenue Bonds, Summa Health System, Series
                 1998A, 5.375%, 11/15/18

               Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
               Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
         270     5.125%, 6/01/24                                                      6/17 at 100.00           BBB          254,321
       2,700     5.875%, 6/01/30                                                      6/17 at 100.00           BBB        2,512,350
       2,635     5.750%, 6/01/34                                                      6/17 at 100.00           BBB        2,382,014
       5,895     5.875%, 6/01/47                                                      6/17 at 100.00           BBB        5,216,603

       5,150   Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco          6/22 at 100.00           BBB        3,400,288
                 Settlement Asset-Backed Revenue Bonds, Senior Lien, Series
                 2007A-3, 0.000%, 6/01/37

       6,000   Cuyahoga County, Ohio, Hospital Revenue Bonds, University              7/09 at 101.00           AAA        6,282,720
                 Hospitals Health System, Series 1999, 5.500%, 1/15/30
                 (Pre-refunded 7/15/09) - AMBAC Insured

               Montgomery County, Ohio, Hospital Facilities Revenue Bonds,
               Kettering Medical Center, Series 1999:
       7,840     6.750%, 4/01/18 (Pre-refunded 4/01/10)                               4/10 at 101.00             A(4)     8,543,718
       5,000     6.750%, 4/01/22 (Pre-refunded 4/01/10)                               4/10 at 101.00             A(4)     5,448,800

       1,305   Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities           8/10 at 100.00           Aaa        1,327,537
                 Program Residential Mortgage Revenue Bonds, Series 2000D,
                 5.450%, 9/01/31 (Alternative Minimum Tax)

       2,650   Ohio, General Obligation Bonds, Higher Education, Series 2003A,        5/13 at 100.00           AA+        2,767,846
                 5.000%, 5/01/22
------------------------------------------------------------------------------------------------------------------------------------
      44,445   Total Ohio                                                                                                43,192,197
------------------------------------------------------------------------------------------------------------------------------------

-----
  36
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Oklahoma - 4.6% (2.8% of Total Investments)

$     12,000   Oklahoma Development Finance Authority, Revenue Bonds, Saint           2/17 at 100.00           AA-    $  11,731,080
                 John Health System, Series 2007, 5.000%, 2/15/42

       2,000   Oklahoma Municipal Power Authority, Power Supply System Revenue        1/17 at 100.00             A        1,774,880
                 Bonds, Series 2007, 4.500%, 1/01/47 - FGIC Insured

               Oklahoma State Industries Authority, Health System Revenue
               Bonds, Integris Baptist Medical Center, Series 1999A:
       2,110     5.750%, 8/15/29 (Pre-refunded 8/15/09) - MBIA Insured                8/09 at 101.00           AAA        2,225,755
       2,890     5.750%, 8/15/29 (Pre-refunded 8/15/09) - MBIA Insured                8/09 at 101.00           AAA        3,048,545

      10,000   Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding            12/08 at 100.00             B        9,951,200
                 Bonds, American Airlines Inc., Series 2001B, 5.650%, 12/01/35
                 (Mandatory put 12/01/08) (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      29,000   Total Oklahoma                                                                                            28,731,460
------------------------------------------------------------------------------------------------------------------------------------

               Oregon - 0.5% (0.3% of Total Investments)

       3,000   Oregon State Facilities Authority, Revenue Bonds, Willamette          10/17 at 100.00             A        2,946,270
                 University, Series 2007A, 5.000%, 10/01/36
------------------------------------------------------------------------------------------------------------------------------------

               Pennsylvania - 0.9% (0.6% of Total Investments)

       1,160   Carbon County Industrial Development Authority, Pennsylvania,            No Opt. Call          BBB-        1,177,516
                 Resource Recovery Revenue Refunding Bonds, Panther Creek
                 Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
                 Minimum Tax)

       1,500   Pennsylvania Housing Finance Agency, Single Family Mortgage           10/16 at 100.00           AA+        1,329,570
                 Revenue Bonds, Series 96A, 4.650%, 10/01/31 (Alternative
                 Minimum Tax)

       2,600   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series      12/14 at 100.00           AAA        2,727,790
                 2004A, 5.500%, 12/01/31 - AMBAC Insured

         465   Washington County Authority, Pennsylvania, Capital Funding               No Opt. Call           AAA          463,865
                 Revenue Bonds, Capital Projects and Equipment Acquisition
                 Program, Series 1999, 6.150%, 12/01/29 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       5,725   Total Pennsylvania                                                                                         5,698,741
------------------------------------------------------------------------------------------------------------------------------------

               Puerto Rico - 3.0% (1.9% of Total Investments)

       5,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,             7/15 at 100.00            A-        4,888,750
                 Series 2005RR, 5.000%, 7/01/26 - XLCA Insured

      10,070   Puerto Rico Highway and Transportation Authority, Highway                No Opt. Call          BBB+       10,030,928
                 Revenue Bonds, Series 2007N, 5.250%, 7/01/39 - FGIC Insured

       4,000   Puerto Rico, General Obligation Bonds, Series 2000B, 5.625%,           7/10 at 100.00           AAA        4,102,560
                 7/01/19 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      19,070   Total Puerto Rico                                                                                         19,022,238
------------------------------------------------------------------------------------------------------------------------------------

               Rhode Island - 1.2% (0.8% of Total Investments)

       1,235   Rhode Island Health and Educational Building Corporation,              5/08 at 101.00           AAA        1,250,055
                 Hospital Financing Revenue Bonds, Lifespan Obligated Group,
                 Series 1996, 5.500%, 5/15/16 - MBIA Insured

       7,000   Rhode Island Housing and Mortgage Finance Corporation,                10/14 at 100.00           AA+        6,491,730
                 Homeownership Opportunity Bond Program, Series 50A, 4.650%,
                 10/01/34
------------------------------------------------------------------------------------------------------------------------------------
       8,235   Total Rhode Island                                                                                         7,741,785
------------------------------------------------------------------------------------------------------------------------------------

               South Carolina - 4.4% (2.7% of Total Investments)

      10,000   Greenville County School District, South Carolina, Installment        12/12 at 101.00           AA-(4)    11,425,800
                 Purchase Revenue Bonds, Series 2002, 6.000%, 12/01/20
                 (Pre-refunded 12/01/12)

       2,500   Lexington County Health Service District, South Carolina,             11/13 at 100.00            A+(4)     2,798,975
                 Hospital Revenue Refunding and Improvement Bonds, Series 2003,
                 5.750%, 11/01/28 (Pre-refunded 11/01/13)

       3,000   Myrtle Beach, South Carolina, Hospitality and Accommodation Fee        6/14 at 100.00            A+        2,946,540
                 Revenue Bonds, Series 2004A, 5.000%, 6/01/36 - FGIC Insured

       1,220   Piedmont Municipal Power Agency, South Carolina, Electric                No Opt. Call          Baa1          525,857
                 Revenue Bonds, Series 2004A-2, 0.000%, 1/01/23 - FGIC Insured

                                                                           -----
                                                                            37
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               South Carolina (continued)

$      2,125   South Carolina Public Service Authority, Revenue Refunding             7/13 at 100.00           AAA    $   2,197,654
                 Bonds, Santee Cooper Electric System, Series 2003A, 5.000%,
                 1/01/21 - AMBAC Insured

       7,500   Tobacco Settlement Revenue Management Authority, South Carolina,       5/11 at 101.00           BBB        7,545,450
                 Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.375%,
                 5/15/28
------------------------------------------------------------------------------------------------------------------------------------
      26,345   Total South Carolina                                                                                      27,440,276
------------------------------------------------------------------------------------------------------------------------------------

               South Dakota - 0.5% (0.3% of Total Investments)

       2,945   South Dakota Health and Educational Facilities Authority,              5/17 at 100.00           AA-        2,802,197
                 Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/40
------------------------------------------------------------------------------------------------------------------------------------

               Tennessee - 5.9% (3.6% of Total Investments)

       6,000   Knox County Health, Educational and Housing Facilities Board,          4/12 at 101.00           Ba2        6,213,780
                 Tennessee, Hospital Revenue Bonds, Baptist Health System of
                 East Tennessee Inc., Series 2002, 6.500%, 4/15/31

      20,415   Knox County Health, Educational and Housing Facilities Board,           1/13 at 75.87           AAA       12,479,690
                 Tennessee, Hospital Revenue Refunding Bonds, Covenant Health,
                 Series 2002A, 0.000%, 1/01/18 - FSA Insured

      14,385   Metropolitan Government of Nashville-Davidson County Health and       11/09 at 101.00           AAA       15,296,144
                 Educational Facilities Board, Tennessee, Revenue Bonds,
                 Ascension Health Credit Group, Series 1999A, 5.875%, 11/15/28
                 (Pre-refunded 11/15/09) - AMBAC Insured

       1,750   Metropolitan Government of Nashville-Davidson County, Tennessee,       5/11 at 100.00            AA        1,780,783
                 Electric System Revenue Bonds, Series 2001A, 5.125%, 5/15/26

       1,500   Sumner County Health, Educational, and Housing Facilities Board,      11/17 at 100.00           N/R        1,360,095
                 Tennessee, Revenue Refunding Bonds, Sumner Regional Health
                 System Inc., Series 2007, 5.500%, 11/01/46
------------------------------------------------------------------------------------------------------------------------------------
      44,050   Total Tennessee                                                                                           37,130,492
------------------------------------------------------------------------------------------------------------------------------------

               Texas - 16.0% (9.7% of Total Investments)

      11,810   Brazos River Authority, Texas, Pollution Control Revenue                 No Opt. Call          Caa1       11,034,083
                 Refunding Bonds, TXU Electric Company, Series 2001C, 5.750%,
                 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)

       6,000   Brazos River Authority, Texas, Revenue Refunding Bonds, Houston          No Opt. Call           AAA        6,008,700
                 Lighting and Power Company, Series 1998, 5.050%, 11/01/18 -
                 AMBAC Insured (Alternative Minimum Tax)

       4,250   Ennis Independent School District, Ellis County, Texas, General         8/16 at 60.73           Aaa        1,603,610
                 Obligation Bonds, Series 2006, 0.000%, 8/15/26

       8,400   Gulf Coast Waste Disposal Authority, Texas, Waste Disposal             4/09 at 101.00           BBB        7,761,516
                 Revenue Bonds, Valero Energy Corporation, Series 1999, 5.700%,
                 4/01/32 (Alternative Minimum Tax)

       7,500   Harris County Health Facilities Development Corporation, Texas,       11/13 at 100.00           AAA        7,539,450
                 Thermal Utility Revenue Bonds, TECO Project, Series 2003,
                 5.000%, 11/15/30 - MBIA Insured

       1,540   Houston Community College, Texas, Limited Tax General Obligation       2/13 at 100.00           AAA        1,567,443
                 Bonds, Series 2003, 5.000%, 2/15/28 - AMBAC Insured

       3,460   Houston Community College, Texas, Limited Tax General Obligation       2/13 at 100.00           AAA        3,761,401
                 Bonds, Series 2003, 5.000%, 2/15/28 (Pre-refunded 2/15/13) -
                 AMBAC Insured

      13,110   Houston, Texas, Subordinate Lien Airport System Revenue Bonds,         7/10 at 100.00           AAA       13,962,281
                 Series 2000B, 5.500%, 7/01/30 (Pre-refunded 7/01/10) - FSA
                 Insured

               Houston, Texas, Water Conveyance System Contract, Certificates
               of Participation, Series 1993A-J:
       5,490      6.800%, 12/15/10 - AMBAC Insured                                      No Opt. Call           AAA        6,010,287
       2,000      6.800%, 12/15/11 - AMBAC Insured                                      No Opt. Call           AAA        2,237,440

       9,345   Leander Independent School District, Williamson and Travis              8/15 at 35.34           AA-        2,165,237
                 Counties, Texas, General Obligation Bonds, Series 2005,
                 0.000%, 8/15/34 - FGIC Insured

      16,305   Matagorda County Navigation District 1, Texas, Revenue Bonds,          5/09 at 101.00          BBB-       15,156,963
                 Reliant Energy Inc., Series 1999B, 5.950%, 5/01/30
                 (Alternative Minimum Tax)

       3,425   Sabine River Authority, Texas, Pollution Control Revenue                 No Opt. Call          Caa1        3,193,984
                 Refunding Bonds, TXU Electric Company, Series 2001A, 5.500%,
                 5/01/22 (Mandatory put 11/01/11)

-----
  38
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Texas (continued)

$      4,700   Sam Rayburn Municipal Power Agency, Texas, Power Supply System        10/12 at 100.00          Baa2    $   4,804,669
                 Revenue Refunding Bonds, Series 2002A, 6.000%, 10/01/21

       4,000   Texas, General Obligation Bonds, Water Financial Assistance,           8/09 at 100.00           Aa1        4,085,640
                 State Participation Program, Series 1999C, 5.500%, 8/01/35

       6,840   Travis County Health Facilities Development Corporation, Texas,       11/09 at 101.00           AAA        7,273,246
                 Revenue Bonds, Ascension Health Credit Group, Series 1999A,
                 5.875%, 11/15/24 (Pre-refunded 11/15/09) - AMBAC Insured

         245   Wood Glen Housing Finance Corporation, Texas, FHA-Insured              6/08 at 100.00           AAA          246,046
                 Section 8 Assisted Mortgage Revenue Bonds, Copperwood I
                 Project, Series 1990A, 7.625%, 1/01/10 - MBIA Insured (ETM)

       3,000   Wylie Independent School District, Taylor County, Texas, General        8/15 at 74.57           AAA        1,564,230
                 Obligation Bonds, Series 2005, 0.000%, 8/15/21
------------------------------------------------------------------------------------------------------------------------------------
     111,420   Total Texas                                                                                               99,976,226
------------------------------------------------------------------------------------------------------------------------------------

               Virginia - 0.3% (0.2% of Total Investments)

       2,855   Tobacco Settlement Financing Corporation of Virginia, Tobacco          6/17 at 100.00           BBB        1,842,503
                 Settlement Asset-Backed Bonds, Series 2007B2, 0.000%, 6/01/46
------------------------------------------------------------------------------------------------------------------------------------

               Washington - 15.0% (9.1% of Total Investments)

       8,810   Chelan County Public Utility District 1, Washington, Hydro             7/11 at 101.00           AAA        8,844,976
                 Consolidated System Revenue Bonds, Series 2001A, 5.600%,
                 1/01/36 - MBIA Insured (Alternative Minimum Tax)

       5,665   Chelan County Public Utility District 1, Washington, Hydro             7/12 at 100.00           AAA        5,459,927
                 Consolidated System Revenue Bonds, Series 2002B, 5.250%,
                 7/01/37 - AMBAC Insured (Alternative Minimum Tax)

      10,730   Chelan County Public Utility District 1, Washington, Hydro             7/11 at 101.00           AAA       10,808,222
                 Consolidated System Revenue Refunding Bonds, Series 2001C,
                 5.650%, 7/01/32 - MBIA Insured (Alternative Minimum Tax)

      10,730   Pierce County School District 320, Sumner, Washington, Unlimited      12/10 at 100.00           Aaa       11,725,100
                 Tax General Obligation Bonds, Series 2000, 6.250%, 12/01/17
                 (Pre-refunded 12/01/10) - FSA Insured

      10,550   Port of Seattle, Washington, Limited Tax General Obligation           12/10 at 100.00           AAA       10,852,047
                 Bonds, Series 2000B, 5.750%, 12/01/25 (Alternative Minimum Tax)

       5,315   Port of Seattle, Washington, Revenue Bonds, Series 2000B,                No Opt. Call           AAA        5,511,283
                 6.000%, 2/01/10 - MBIA Insured (Alternative Minimum Tax)

      19,475   Port of Seattle, Washington, Special Facility Revenue Bonds,           3/10 at 101.00           AAA       20,925,496
                 Terminal 18, Series 1999A, 6.000%, 9/01/29 (Pre-refunded 3/01/10) -
                 MBIA Insured

       5,000   Port of Seattle, Washington, Special Facility Revenue Bonds,           3/10 at 101.00           AAA        5,112,650
                 Terminal 18, Series 1999B, 6.000%, 9/01/20 - MBIA Insured
                 (Alternative Minimum Tax)

       8,750   Washington Public Power Supply System, Revenue Refunding Bonds,        7/08 at 102.00           Aaa        8,946,788
                 Nuclear Project 3, Series 1998A, 5.125%, 7/01/18

       5,000   Washington State Healthcare Facilities Authority, Revenue Bonds,      12/09 at 101.00           AAA        5,286,100
                 Providence Services, Series 1999, 5.375%, 12/01/19
                 (Pre-refunded 12/01/09) - MBIA Insured

       1,270   Washington State, Motor Vehicle Fuel Tax General Obligation              No Opt. Call           AAA          556,235
                 Bonds, Series 2003F, 0.000%, 12/01/24 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      91,295   Total Washington                                                                                          94,028,824
------------------------------------------------------------------------------------------------------------------------------------

               West Virginia - 0.8% (0.5% of Total Investments)

       5,000   Mason County, West Virginia, Pollution Control Revenue Bonds,         10/11 at 100.00           BBB        4,895,100
                 Appalachian Power Company, Series 2003L, 5.500%, 10/01/22
------------------------------------------------------------------------------------------------------------------------------------

               Wisconsin - 2.8% (1.7% of Total Investments)

               Badger Tobacco Asset Securitization Corporation, Wisconsin,
               Tobacco Settlement Asset-Backed Bonds, Series 2002:
       1,100     6.000%, 6/01/17                                                      6/12 at 100.00           BBB        1,109,031
       6,555     6.125%, 6/01/27                                                      6/12 at 100.00           BBB        6,569,814

         565   Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004,        11/14 at 100.00           Aaa          578,215
                 5.000%, 11/01/29 - FSA Insured

                                                                           -----
                                                                            39
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Wisconsin (continued)

$      5,000   Madison, Wisconsin, Industrial Development Revenue Refunding           4/12 at 100.00           AA-   $    5,116,250
                 Bonds, Madison Gas and Electric Company Projects, Series
                 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)

       3,000   Southeast Wisconsin Professional Baseball Park District, Sales           No Opt. Call           AAA        3,403,290
                 Tax Revenue Refunding Bonds, Series 1998A, 5.500%, 12/15/19 -
                 MBIA Insured

         905   Wisconsin Housing and Economic Development Authority, Home             3/10 at 100.00            AA          919,860
                 Ownership Revenue Bonds, Series 2000B, 5.750%, 3/01/22
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      17,125   Total Wisconsin                                                                                           17,696,460
------------------------------------------------------------------------------------------------------------------------------------
$  1,169,948   Total Long-Term Investments (cost $990,304,418) - 161.7%                                               1,012,572,944
============------------------------------------------------------------------------------------------------------------------------

               Short-Term Investments - 2.4% (1.5% of Total Investments)

$     15,140   Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, ROCS                               VMIG-1       15,140,000
                 660, Variable Rate Demand Obligations, 4.010%, 5/01/41 - FGIC
                 Insured (5)
============------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (cost $15,140,000)                                                           15,140,000
               ---------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $1,005,444,418) - 164.1%                                                       1,027,712,944
               ---------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (9.6)%                                                                       (60,124,983)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 2.7%                                                                      16,527,329
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (57.2)% (6)                                                    (358,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                         $  626,115,290
               =====================================================================================================================

  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

       The Portfolio of Investments may reflect the ratings on certain bonds insured by AMBAC, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

  (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

  (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

  (6)  Preferred   Shares,  at  Liquidation  Value  as  a  percentage  of  total investments is (34.8)%.

  N/R  Not rated.

WI/DD  Purchased on a when-issued or delayed delivery basis.

(ETM)  Escrowed to maturity.

 (IF)  Inverse floating rate investment.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

-----
  40
-----

NMO | Nuveen Municipal Market Opportunity Fund, Inc.
    | Portfolio of INVESTMENTS

                                                      April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)             Value
------------------------------------------------------------------------------------------------------------------------------------
               Alabama - 0.6% (0.4% of Total Investments)

               Henry County Water Authority, Alabama, Water Revenue Bonds, Series 2006:
$      1,935     5.000%, 1/01/36 - RAAI Insured                                       1/16 at 100.00            AA    $   1,834,961
       2,485     5.000%, 1/01/41 - RAAI Insured                                       1/16 at 100.00            AA        2,339,901
------------------------------------------------------------------------------------------------------------------------------------
       4,420   Total Alabama                                                                                              4,174,862
------------------------------------------------------------------------------------------------------------------------------------

               Alaska - 1.9% (1.1% of Total Investments)

               Alaska Housing Finance Corporation, General Housing Purpose Bonds,
               Series 2005A:
       1,125     5.250%, 12/01/34 - FGIC Insured                                     12/14 at 100.00            AA        1,151,978
       1,275     5.250%, 12/01/41 - FGIC Insured                                     12/14 at 100.00            AA        1,312,090

      12,280   Northern Tobacco Securitization Corporation, Alaska, Tobacco           6/14 at 100.00          Baa3        9,594,978
                 Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46
------------------------------------------------------------------------------------------------------------------------------------
      14,680   Total Alaska                                                                                              12,059,046
------------------------------------------------------------------------------------------------------------------------------------

               Arkansas - 1.4% (0.8% of Total Investments)

       5,000   Arkansas Development Finance Authority, Hospital Revenue Bonds,        2/10 at 100.00           BBB(4)     5,381,000
                 Washington Regional Medical Center, Series 2000, 7.000%, 2/01/15
                 (Pre-refunded 2/01/10)

       3,480   Cabot School District 4, Lonoke County, Arkansas, General Obligation   8/08 at 100.00           Aaa        3,483,410
                 Refunding Bonds, Series 2003, 5.000%, 2/01/27 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       8,480   Total Arkansas                                                                                             8,864,410
------------------------------------------------------------------------------------------------------------------------------------

               California - 12.5% (7.7% of Total Investments)

      12,500   Anaheim Public Finance Authority, California, Subordinate Lease          No Opt. Call           AAA        2,754,625
                 Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%,
                 9/01/35 - FSA Insured

       1,350   Antelope Valley Union High School District, Los Angeles County,          No Opt. Call           AAA          440,478
                 California, General Obligation Bonds, Series 2004B, 0.000%,
                 8/01/29 - MBIA Insured

       7,800   California County Tobacco Securitization Agency, Tobacco Settlement   12/18 at 100.00          Baa3        5,706,792
                 Asset-Backed Bonds, Los Angeles County Securitization Corporation,
                 Series 2006A, 0.000%, 6/01/36 (Mandatory put 6/01/11)

       1,350   California Educational Facilities Authority, Revenue Refunding           No Opt. Call           Aaa          247,725
                 Bonds, Loyola Marymount University, Series 2001A, 0.000%, 10/01/39 -
                 MBIA Insured

       4,295   California Health Facilities Financing Authority, Health Facility      3/13 at 100.00             A        4,050,056
                 Revenue Bonds, Adventist Health System/West, Series 2003A, 5.000%,
                 3/01/33

       9,000   California Health Facilities Financing Authority, Revenue Bonds,       3/16 at 100.00            A+        8,869,410
                 Kaiser Permanante System, Series 2006, 5.250%, 3/01/45

      25,000   California, General Obligation Bonds, Series 2005, 4.750%, 3/01/35 -   3/16 at 100.00           AAA       24,736,750
                 MBIA Insured (UB)

       1,550   California Statewide Community Development Authority, Revenue Bonds,   7/18 at 100.00           AA-        1,610,466
                 St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 - FGIC
                 Insured

      10,445   Castaic Lake Water Agency, California, Certificates of                   No Opt. Call           AAA        3,407,995
                 Participation, Water System Improvement Project, Series 1999,
                 0.000%, 8/01/29 - AMBAC Insured

       8,365   Cupertino Union School District, Santa Clara County, California,        8/13 at 52.66            AA        3,047,035
                 General Obligation Bonds, Series 2003B, 0.000%, 8/01/26 - FGIC
                 Insured

       5,000   Golden State Tobacco Securitization Corporation, California,           6/13 at 100.00           AAA        5,356,150
                 Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B,
                 5.000%, 6/01/38 (Pre-refunded 6/01/13) - AMBAC Insured

                                                                           -----
                                                                            41
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)             Value
------------------------------------------------------------------------------------------------------------------------------------
               California (continued)

$      1,000   Golden State Tobacco Securitization Corporation, California,           6/17 at 100.00           BBB    $     809,310
                 Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1,
                 5.125%, 6/01/47

       3,500   Golden State Tobacco Securitization Corporation, California, Tobacco     No Opt. Call           AAA        1,369,480
                 Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%,
                 6/01/26 - FSA Insured

       1,500   Lincoln Unified School District, Placer County, California,              No Opt. Call           AAA          539,055
                 Community Facilities District 1, Special Tax Bonds, Series 2005,
                 0.000%, 9/01/26 - AMBAC Insured

         490   Los Angeles Department of Water and Power, California, Electric        6/08 at 100.00           AA-(4)       490,539
                 Plant Revenue Bonds, Second Series 1993, 4.750%, 10/15/20 (ETM)

         995   Los Angeles Department of Water and Power, California, Electric        6/08 at 100.00           AA-(4)       996,393
                 Plant Revenue Bonds, Series 1994, 5.375%, 2/15/34 (ETM)

       1,000   Pajaro Valley Unified School District, Santa Cruz County,                No Opt. Call           AAA          335,180
                 California, General Obligation Bonds, Series 2005B, 0.000%,
                 8/01/29 - FSA Insured

       8,040   Placentia-Yorba Linda Unified School District, Orange County,            No Opt. Call            A+        1,810,126
                 California, Certificates of Participation, Series 2006, 0.000%,
                 10/01/34 - FGIC Insured

               San Joaquin Hills Transportation Corridor Agency, Orange County,
               California, Toll Road Revenue Refunding Bonds, Series 1997A:
       5,000     5.650%, 1/15/17 - MBIA Insured                                       1/14 at 102.00           AAA        5,295,500
      26,000     0.000%, 1/15/35 - MBIA Insured                                         No Opt. Call           AAA        5,223,920

       5,000   San Jose-Evergreen Community College District, Santa Clara County,     9/15 at 100.00           AAA        1,708,750
                 California, General Obligation Bonds, Series 2005A, 0.000%,
                 9/01/28 - MBIA Insured

       4,825   Santa Monica Community College District, Los Angeles County,             No Opt. Call           AAA        1,885,803
                 California, General Obligation Bonds, Series 2005C, 0.000%,
                 8/01/25 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
     144,005   Total California                                                                                          80,691,538
------------------------------------------------------------------------------------------------------------------------------------

               Colorado - 6.4% (3.9% of Total Investments)

       1,085   Arkansas River Power Authority, Colorado, Power Revenue Bonds,        10/16 at 100.00            A-        1,053,383
                 Series 2006, 5.250%, 10/01/40 - XLCA Insured

       3,000   Broomfield, Colorado, Master Facilities Lease Purchase Agreement,     12/09 at 100.00           Aaa        3,088,650
                 Certificates of Participation, Series 1999, 5.750%, 12/01/24 -
                 AMBAC Insured

       6,285   Broomfield, Colorado, Sales and Use Tax Revenue Refunding and         12/12 at 100.00           Aaa        6,646,513
                 Improvement Bonds, Series 2002A, 5.500%, 12/01/22 - AMBAC Insured

      11,465   Denver City and County, Colorado, Airport System Revenue Refunding    11/10 at 100.00           AAA       11,717,345
                 Bonds, Series 2000A, 6.000%, 11/15/18 - AMBAC Insured (Alternative
                 Minimum Tax)

               E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
               Series 2000B:
       7,000     0.000%, 9/01/30 - MBIA Insured                                         No Opt. Call           AAA        1,885,380
      15,960     0.000%, 9/01/33 - MBIA Insured                                         No Opt. Call           AAA        3,586,531

      20,000   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,         9/10 at 31.42           AAA        5,903,200
                 Series 2000B, 0.000%, 9/01/28 (Pre-refunded 9/01/10) - MBIA Insured

               E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
               2004B:
       3,800     0.000%, 9/01/27 - MBIA Insured                                        9/20 at 67.94           AAA        1,257,914
      13,300     0.000%, 9/01/31 - MBIA Insured                                        9/20 at 53.77           AAA        3,362,639
       6,250     0.000%, 9/01/32 - MBIA Insured                                        9/20 at 50.83           AAA        1,493,313
       8,000     0.000%, 3/01/36 - MBIA Insured                                         No Opt. Call           AAA        1,526,560
------------------------------------------------------------------------------------------------------------------------------------
      96,145   Total Colorado                                                                                            41,521,428
------------------------------------------------------------------------------------------------------------------------------------

               District of Columbia - 1.5% (0.9% of Total Investments)

      10,000   Washington Convention Center Authority, District of Columbia, Senior  10/16 at 100.00           AAA        9,420,100
                 Lien Dedicated Tax Revenue Bonds, Series 2007A, 4.500%, 10/01/30 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               Florida - 0.8% (0.5% of Total Investments)

       6,960   Florida Housing Finance Corporation, Homeowner Mortgage Revenue        1/17 at 100.00           Aa1        5,069,246
                 Bonds, RITES Series 1515, 8.985%, 7/01/32 (Alternative Minimum
                 Tax) (IF)
------------------------------------------------------------------------------------------------------------------------------------

-----
  42
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)             Value
------------------------------------------------------------------------------------------------------------------------------------
               Georgia - 4.8% (2.9% of Total Investments)

$     15,000   Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series      1/10 at 101.00            A+(4) $  15,902,850
                 2000A, 5.600%, 1/01/30 (Pre-refunded 1/01/10) - FGIC Insured

      14,330   Fulton County Facilities Corporation, Georgia, Certificates of        11/10 at 101.00           AAA       15,080,749
                 Participation, Public Purpose Project, Series 1999, 5.500%,
                 11/01/18 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      29,330   Total Georgia                                                                                             30,983,599
------------------------------------------------------------------------------------------------------------------------------------

               Illinois - 13.5% (8.3% of Total Investments)

       4,595   Bolingbrook, Illinois, General Obligation Refunding Bonds, Series        No Opt. Call            A2        1,257,606
                 2002B, 0.000%, 1/01/32 - FGIC Insured

       4,600   Chicago Board of Education, Illinois, Unlimited Tax General              No Opt. Call           AA-        2,495,040
                 Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%,
                 12/01/20 - FGIC Insured

       4,000   Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A,         7/13 at 100.00           AAA        4,059,760
                 5.000%, 1/01/33 - AMBAC Insured

       2,300   Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series        No Opt. Call           AAA        2,498,950
                 1993, 5.375%, 1/01/14 -  AMBAC Insured

       5,250   Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998B,        1/09 at 101.00           AAA        5,266,538
                 5.000%, 1/01/28 - MBIA Insured

      10,000   Illinois Finance Authority, Illinois, Northwestern University,        12/15 at 100.00           Aaa       10,138,200
                 Revenue Bonds, Series 2006, 5.000%, 12/01/42 (UB)

      38,645   Illinois, General Obligation Bonds, Illinois FIRST Program, Series     4/10 at 100.00           AAA       39,790,818
                 2000, 5.500%, 4/01/25 - MBIA Insured

               Lake and McHenry Counties Community Unit School District 118,
               Wauconda, Illinois, General Obligation Bonds, Series 2005B:
      10,230     0.000%, 1/01/22 - FSA Insured                                         1/15 at 70.63           Aaa        5,118,785
       6,780     0.000%, 1/01/24 - FSA Insured                                         1/15 at 63.44           Aaa        2,928,418

       1,975   Lake County Community High School District 127, Grayslake, Illinois,     No Opt. Call           AA-        2,469,935
                 General Obligation Bonds, Series 2002A, 9.000%, 2/01/13 - FGIC
                 Insured

               Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
               McCormick Place Expansion Project, Series 2002A:
       3,250     0.000%, 6/15/25 - MBIA Insured                                       6/22 at 101.00           AAA        2,179,613
       3,270     5.000%, 12/15/28 - MBIA Insured                                      6/12 at 101.00           AAA        3,336,414
       3,700     0.000%, 6/15/30 - MBIA Insured                                         No Opt. Call           AAA        1,175,564
       3,280     0.000%, 6/15/37 - MBIA Insured                                         No Opt. Call           AAA          696,836
      11,715     0.000%, 12/15/38 - MBIA Insured                                        No Opt. Call           AAA        2,291,103
       9,170     0.000%, 6/15/39 - MBIA Insured                                         No Opt. Call           AAA        1,746,243
------------------------------------------------------------------------------------------------------------------------------------
     122,760   Total Illinois                                                                                            87,449,823
------------------------------------------------------------------------------------------------------------------------------------

               Indiana - 1.1% (0.7% of Total Investments)

       4,695   Indiana Educational Facilities Authority, Revenue Bonds, Butler        2/11 at 100.00           AAA        4,867,870
                 University, Series 2001, 5.500%, 2/01/26 - MBIA Insured

       2,000   Petersburg, Indiana, Pollution Control Revenue Refunding Bonds,        8/11 at 102.00          Baa1        1,991,540
                 Indianapolis Power and Light Company, Series 1991, 5.750%, 8/01/21
------------------------------------------------------------------------------------------------------------------------------------
       6,695   Total Indiana                                                                                              6,859,410
------------------------------------------------------------------------------------------------------------------------------------

               Kansas - 0.5% (0.3% of Total Investments)

       2,500   Kansas Development Finance Authority, Water Pollution Control         11/12 at 100.00           AAA        2,679,725
                 Revolving Fund Leveraged Bonds, Series 2002-II, 5.500%, 11/01/21

         500   Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical        4/16 at 100.00            A1          456,885
                 Center, Series 2006, 4.625%, 10/01/31
------------------------------------------------------------------------------------------------------------------------------------
       3,000   Total Kansas                                                                                               3,136,610
------------------------------------------------------------------------------------------------------------------------------------

                                                                           -----
                                                                            43
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)             Value
------------------------------------------------------------------------------------------------------------------------------------
               Kentucky - 1.7% (1.1% of Total Investments)

               Jefferson County School District Finance Corporation, Kentucky,
               School Building Revenue Bonds, Series 2000A:
$      3,045     5.250%, 7/01/17 (Pre-refunded 1/01/10) - FSA Insured                 1/10 at 101.00           AAA    $   3,218,169
       7,490     5.250%, 7/01/20 (Pre-refunded 1/01/10) - FSA Insured                 1/10 at 101.00           AAA        7,915,956
------------------------------------------------------------------------------------------------------------------------------------
      10,535   Total Kentucky                                                                                            11,134,125
------------------------------------------------------------------------------------------------------------------------------------

               Louisiana - 1.7% (1.0% of Total Investments)

       7,415   Louisiana Local Government Environmental Facilities and Community     12/12 at 100.00           AAA        7,373,105
                 Development Authority, Revenue Bonds, Baton Rouge Community
                 College Facilities Corporation, Series 2002, 5.000%,12/01/32 -
                 MBIA Insured

       3,350   Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge      7/14 at 100.00           AAA        3,400,853
                 General Hospital, Series 2004, 5.250%, 7/01/33 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      10,765   Total Louisiana                                                                                           10,773,958
------------------------------------------------------------------------------------------------------------------------------------

               Maryland - 1.0% (0.6% of Total Investments)

       4,410   Maryland Community Development Administration, Department of           3/17 at 100.00           Aa2        3,959,651
                 Housing and Community Development, Residential Revenue Bonds,
                 Series 2007D, 4.900%, 9/01/42 (Alternative Minimum Tax)

       2,500   Maryland Department of Transportation, Consolidated Transportation       No Opt. Call           AAA        2,846,800
                 Revenue Bonds, Series 2002, 5.500%, 2/01/16
------------------------------------------------------------------------------------------------------------------------------------
       6,910   Total Maryland                                                                                             6,806,451
------------------------------------------------------------------------------------------------------------------------------------

               Massachusetts - 3.8% (2.3% of Total Investments)

         440   Massachusetts Bay Transportation Authority, Assessment Bonds,          7/10 at 100.00           AAA          453,086
                 Series 2000A, 5.250%, 7/01/30

               Massachusetts Bay Transportation Authority, Assessment Bonds,
               Series 2000A:
       4,150     5.250%, 7/01/30 (Pre-refunded 7/01/10)                               7/10 at 100.00           AAA        4,397,963
         660     5.250%, 7/01/30 (Pre-refunded 7/01/10)                               7/10 at 100.00           Aa1(4)       699,435

       8,315   Massachusetts Turnpike Authority, Metropolitan Highway System          7/08 at 101.00           AAA        8,320,405
                 Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/37 - MBIA Insured

      10,000   Massachusetts Water Resources Authority, General Revenue Bonds,        8/10 at 101.00            AA(4)    10,795,100
                 Series 2000A, 5.750%, 8/01/39 (Pre-refunded 8/01/10) - FGIC
                 Insured
------------------------------------------------------------------------------------------------------------------------------------
      23,565   Total Massachusetts                                                                                       24,665,989
------------------------------------------------------------------------------------------------------------------------------------

               Michigan - 1.1% (0.7% of Total Investments)

       5,000   Detroit Water Supply System, Michigan, Water Supply System Revenue     7/16 at 100.00           AAA        4,967,300
                 Bonds, Series 2006D, 4.625%, 7/01/32 - FSA Insured

       2,090   Grand Rapids Building Authority, Kent County, Michigan, Limited Tax    8/10 at 100.00           AAA        2,193,476
                 General Obligation Bonds, Series 2000, 5.375%, 8/01/17 - AMBAC
                 Insured
------------------------------------------------------------------------------------------------------------------------------------
       7,090   Total Michigan                                                                                             7,160,776
------------------------------------------------------------------------------------------------------------------------------------

               Minnesota - 8.2% (5.1% of Total Investments)

         930   Minnesota Agricultural and Economic Development Board, Healthcare     11/10 at 101.00             A          966,651
                 System Revenue Bonds, Fairview Hospital and Healthcare Services,
                 Series 2000A, 6.375%, 11/15/29

      29,070   Minnesota Agricultural and Economic Development Board, Healthcare     11/10 at 101.00             A(4)    32,069,441
                 System Revenue Bonds, Fairview Hospital and Healthcare Services,
                 Series 2000A, 6.375%, 11/15/29 (Pre-refunded 11/15/10)

       2,145   Minnesota Housing Finance Agency, Single Family Remarketed Mortgage    1/11 at 101.00           AA+        2,173,807
                 Bonds, Series 1998H-2, 6.050%, 7/01/31 (Alternative Minimum Tax)

      13,675   Minnesota, General Obligation Bonds, Series 2000, 5.125%, 11/01/16    11/10 at 100.00           AAA       14,418,647

       3,030   St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax    11/15 at 103.00           AAA        3,636,515
                 Revenue Refunding Bonds, Civic Center Project, Series 1996,
                 7.100%, 11/01/23 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      48,850   Total Minnesota                                                                                           53,265,061
------------------------------------------------------------------------------------------------------------------------------------

-----
  44
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)             Value
------------------------------------------------------------------------------------------------------------------------------------
               Mississippi - 1.1% (0.7% of Total Investments)

$      5,900   Mississippi Business Finance Corporation, Pollution Control Revenue   10/08 at 100.00           BBB    $   5,876,931
                 Refunding Bonds, System Energy Resources Inc. Project, Series
                 1998, 5.875%, 4/01/22

       1,030   Mississippi Home Corporation, GNMA Mortgage-Backed Securities          7/08 at 104.00           Aaa        1,063,259
                 Program Single Family Mortgage Revenue Bonds, Series 1997D-5,
                 6.750%, 7/01/29 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       6,930   Total Mississippi                                                                                          6,940,190
------------------------------------------------------------------------------------------------------------------------------------

               Missouri - 0.6% (0.4% of Total Investments)

               Kansas City Municipal Assistance Corporation, Missouri, Leasehold
               Revenue Bonds, Series 2004B-1:
       7,000     0.000%, 4/15/27 - AMBAC Insured                                        No Opt. Call           AAA        2,625,560
       5,000     0.000%, 4/15/31 - AMBAC Insured                                        No Opt. Call           AAA        1,481,200
------------------------------------------------------------------------------------------------------------------------------------
      12,000   Total Missouri                                                                                             4,106,760
------------------------------------------------------------------------------------------------------------------------------------

               Nebraska - 0.6% (0.3% of Total Investments)

       3,900   Omaha Convention Hotel Corporation, Nebraska, Convention Center        2/17 at 100.00           AAA        3,596,151
                 Revenue Bonds, Series 2007, 7.067%, 2/01/35 - AMBAC Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------

               Nevada - 5.3% (3.3% of Total Investments)

               Director of Nevada State Department of Business and Industry,
               Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
       6,125     0.000%, 1/01/17 - AMBAC Insured                                        No Opt. Call           AAA        3,434,655
       8,500     0.000%, 1/01/26 - AMBAC Insured                                        No Opt. Call           AAA        2,570,230
       5,685     0.000%, 1/01/27 - AMBAC Insured                                        No Opt. Call           AAA        1,606,524
      21,000     5.375%, 1/01/40 - AMBAC Insured                                      1/10 at 100.00           AAA       16,779,000

       2,135   Reno, Nevada, Capital Improvement Revenue Bonds, Series 2005B,          6/15 at 33.61             A          385,752
                 0.000%, 6/01/37 - FGIC Insured

      10,000   Reno, Nevada, Health Facility, Revenue Bonds, Catholic Healthcare      7/17 at 100.00            A2        9,737,800
                 West, Series 2007A, 5.250%, 7/01/31 (UB)
------------------------------------------------------------------------------------------------------------------------------------
      53,445   Total Nevada                                                                                              34,513,961
------------------------------------------------------------------------------------------------------------------------------------

               New Jersey - 6.3% (3.9% of Total Investments)

      18,000   New Jersey Transportation Trust Fund Authority, Transportation         6/10 at 100.00           AAA       19,245,240
                 System Bonds, Series 2000B, 5.750%, 6/15/17 (Pre-refunded 6/15/10)

      35,000   New Jersey Transportation Trust Fund Authority, Transportation           No Opt. Call           AAA        8,657,600
                 System Bonds, Series 2006C, 0.000%, 12/15/34 - FSA Insured

       5,000   New Jersey Turnpike Authority, Revenue Bonds, Growth and Income        1/17 at 100.00           AAA        3,599,950
                 Securities, Series 2004B, 0.000%, 1/01/35 - AMBAC Insured

       3,000   Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds,       No Opt. Call           Aaa        1,251,750
                 Series 2005A, 0.000%, 9/01/25 - MBIA Insured

       3,525   Tobacco Settlement Financing Corporation, New Jersey, Tobacco          6/12 at 100.00           AAA        3,932,173
                 Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/42
                 (Pre-refunded 6/01/12)

       2,100   Tobacco Settlement Financing Corporation, New Jersey, Tobacco          6/13 at 100.00           AAA        2,358,594
                 Settlement Asset-Backed Bonds, Series 2003, 6.375%, 6/01/32
                 (Pre-refunded 6/01/13)

       2,000   Tobacco Settlement Financing Corporation, New Jersey, Tobacco          6/17 at 100.00           BBB        1,600,760
                 Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/41
------------------------------------------------------------------------------------------------------------------------------------
      68,625   Total New Jersey                                                                                          40,646,067
------------------------------------------------------------------------------------------------------------------------------------

               New Mexico - 1.9% (1.2% of Total Investments)

       5,925   New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,    8/11 at 101.00           AA-(4)     6,475,255
                 Presbyterian Healthcare Services, Series 2001A, 5.500%, 8/01/21
                 (Pre-refunded 8/01/11)

       5,675   University of New Mexico, Revenue Refunding Bonds, Series 1992A,         No Opt. Call            AA        6,052,331
                 6.250%, 6/01/12
------------------------------------------------------------------------------------------------------------------------------------
      11,600   Total New Mexico                                                                                          12,527,586
------------------------------------------------------------------------------------------------------------------------------------

               New York - 10.7% (6.6% of Total Investments)

       3,000   Long Island Power Authority, New York, Electric System General         6/16 at 100.00            A-        3,033,690
                 Revenue Bonds, Series 2006B, 5.000%, 12/01/35

                                                                           -----
                                                                            45
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               New York (continued)

$      6,750   Nassau County Tobacco Settlement Corporation, New York, Tobacco        7/09 at 101.00           AAA    $   7,152,503
                 Settlement Asset-Backed Bonds, Series 1999A, 6.400%, 7/15/33
                 (Pre-refunded 7/15/09)

      17,870   New York City Transitional Finance Authority, New York, Future         8/09 at 101.00           AAA       18,852,671
                 Tax Secured Bonds, Fiscal Series 2000A, 5.750%, 8/15/24
                 (Pre-refunded 8/15/09)

           5   New York City, New York, General Obligation Bonds, Fiscal Series       8/09 at 100.00            AA            5,065
                 1997H, 6.125%, 8/01/25

               New York City, New York, General Obligation Bonds, Fiscal Series
               2002G:
       1,000     5.000%, 8/01/17                                                      8/12 at 100.00            AA        1,038,730
       6,530     5.750%, 8/01/18                                                      8/12 at 100.00           AAA        7,065,264

       5,000   New York City, New York, General Obligation Bonds, Fiscal Series       8/12 at 100.00            AA        5,455,500
                 2003A, 5.750%, 8/01/16

      10,000   Port Authority of New York and New Jersey, Special Project             6/08 at 102.00           AAA       10,033,900
                 Bonds, JFK International Air Terminal LLC, Sixth Series 1997,
                 5.750%, 12/01/22 - MBIA Insured (Alternative Minimum Tax)

       7,805   Power Authority of the State of New York, General Revenue Bonds,      11/12 at 100.00           Aa2(4)     8,502,845
                 Series 2002A, 5.000%, 11/15/21 (Pre-refunded 11/15/12)

       8,000   TSASC Inc., New York, Tobacco Flexible Amortization Bonds,             7/09 at 101.00           AAA        8,462,800
                 Series 1999-1, 6.250%, 7/15/34 (Mandatory put 7/15/24)
                 (Pre-refunded 7/15/09)
------------------------------------------------------------------------------------------------------------------------------------
      65,960   Total New York                                                                                            69,602,968
------------------------------------------------------------------------------------------------------------------------------------

               North Carolina - 2.1% (1.3% of Total Investments)

       1,900   Charlotte-Mecklenburg Hospital Authority, North Carolina,              1/15 at 100.00           AA-(4)     2,063,552
                 Healthcare System Revenue Bonds, DBA Carolinas Healthcare
                 System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)

       4,000   North Carolina Medical Care Commission, Health System Revenue         10/17 at 100.00            AA        3,699,680
                 Bonds, Mission St. Joseph's Health System, Series 2007,
                 4.500%, 10/01/31

       7,500   North Carolina Municipal Power Agency 1, Catawba Electric              1/13 at 100.00           AAA        7,857,825
                 Revenue Bonds, Series 2003A, 5.250%, 1/01/19 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      13,400   Total North Carolina                                                                                      13,621,057
------------------------------------------------------------------------------------------------------------------------------------

               North Dakota - 4.5% (2.8% of Total Investments)

      23,035   Fargo, North Dakota, Health System Revenue Bonds, MeritCare            6/10 at 101.00           AAA       24,087,237
                 Obligated Group, Series 2000A, 5.625%, 6/01/31 - FSA Insured

               North Dakota Water Commission, Water Development and Management
               Program Bonds, Series 2000A:
       2,230     5.700%, 8/01/18 (Pre-refunded 8/01/10) - MBIA Insured                8/10 at 100.00           AAA        2,388,888
       2,450     5.750%, 8/01/19 (Pre-refunded 8/01/10) - MBIA Insured                8/10 at 100.00           AAA        2,627,209
------------------------------------------------------------------------------------------------------------------------------------
      27,715   Total North Dakota                                                                                        29,103,334
------------------------------------------------------------------------------------------------------------------------------------

               Ohio - 4.9% (3.0% of Total Investments)

               Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
               Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
         125     5.125%, 6/01/24                                                      6/17 at 100.00           BBB          117,741
       1,250     5.875%, 6/01/30                                                      6/17 at 100.00           BBB        1,163,125
       1,215     5.750%, 6/01/34                                                      6/17 at 100.00           BBB        1,098,348
       2,750     5.875%, 6/01/47                                                      6/17 at 100.00           BBB        2,433,530

      10,000   Columbus City School District, Franklin County, Ohio, General         12/16 at 100.00           AAA        9,389,500
                 Obligation Bonds, Series 2006, 4.250%, 12/01/32 - FSA Insured (UB)

      16,140   Montgomery County, Ohio, Hospital Facilities Revenue Bonds,              No Opt. Call             A       17,603,252
                 Kettering Medical Center, Series 1999, 6.300%, 4/01/12
------------------------------------------------------------------------------------------------------------------------------------
      31,480   Total Ohio                                                                                                31,805,496
------------------------------------------------------------------------------------------------------------------------------------

               Oklahoma - 0.0% (0.0% of Total Investments)

         300   Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding            12/08 at 100.00             B          298,626
                 Bonds, American Airlines Inc., Series 2000B, 6.000%, 6/01/35
                 (Mandatory put 12/01/08) (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

-----
  46
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Oregon - 2.6% (1.6% of Total Investments)

$      5,000   Oregon Health Sciences University, Revenue Bonds, Series 2002A,        1/13 at 100.00           AAA    $   5,222,350
                 5.250%, 7/01/22 - MBIA Insured

               Portland, Oregon, Water System Revenue Bonds, Series 2000A:
       6,780     5.375%, 8/01/18 (Pre-refunded 8/01/10)                               8/10 at 100.00           Aa1(4)     7,216,564
       3,880     5.500%, 8/01/20 (Pre-refunded 8/01/10)                               8/10 at 100.00           Aa1(4)     4,140,426
------------------------------------------------------------------------------------------------------------------------------------
      15,660   Total Oregon                                                                                              16,579,340
------------------------------------------------------------------------------------------------------------------------------------

               Pennsylvania - 4.1% (2.5% of Total Investments)

       5,000   Delaware County Industrial Development Authority, Pennsylvania,        7/08 at 102.00           BB+        5,032,850
                 Resource Recovery Revenue Refunding Bonds, Series 1997A,
                 6.200%, 7/01/19

       5,000   Pennsylvania Higher Education Assistance Agency, Capital              12/10 at 100.00           Aaa        5,421,600
                 Acquisition Revenue Bonds, Series 2000, 5.875%, 12/15/30
                 (Pre-refunded 12/15/10) - MBIA Insured

      15,050   Pennsylvania, General Obligation Bonds, Second Series 2001,            9/11 at 101.00            AA       16,057,297
                 5.000%, 9/15/14
------------------------------------------------------------------------------------------------------------------------------------
      25,050   Total Pennsylvania                                                                                        26,511,747
------------------------------------------------------------------------------------------------------------------------------------

               Puerto Rico - 3.5% (2.2% of Total Investments)

       3,330   Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,            7/18 at 100.00          BBB-        3,487,143
                 Senior Lien Series 2008A, 6.000%, 7/01/44

      12,500   Puerto Rico Housing Finance Authority, Capital Fund Program              No Opt. Call            AA       12,402,750
                 Revenue Bonds, Series 2003, 4.500%, 12/01/23

       7,265   Puerto Rico, The Children's Trust Fund, Tobacco Settlement             5/12 at 100.00           BBB        7,017,699
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
------------------------------------------------------------------------------------------------------------------------------------
      23,095   Total Puerto Rico                                                                                         22,907,592
------------------------------------------------------------------------------------------------------------------------------------

               South Carolina - 7.6% (4.7% of Total Investments)

      24,730   Greenville County School District, South Carolina, Installment        12/12 at 101.00           AA-(4)    27,728,263
                 Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/22
                 (Pre-refunded 12/01/12)

      21,570   Piedmont Municipal Power Agency, South Carolina, Electric                No Opt. Call           AAA        6,368,111
                 Revenue Bonds, Series 2004A-2, 0.000%, 1/01/30 - AMBAC Insured

       3,560   South Carolina Public Service Authority, Revenue Refunding             7/13 at 100.00           AAA        3,700,122
                 Bonds, Santee Cooper Electric System, Series 2003A, 5.000%,
                 1/01/20 - AMBAC Insured

      11,665   Tobacco Settlement Revenue Management Authority, South Carolina,       5/11 at 101.00           BBB       11,735,690
                 Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.375%,
                 5/15/28
------------------------------------------------------------------------------------------------------------------------------------
      61,525   Total South Carolina                                                                                      49,532,186
------------------------------------------------------------------------------------------------------------------------------------

               Tennessee - 0.8% (0.5% of Total Investments)

       5,000   Knox County Health, Educational and Housing Facilities Board,          7/13 at 100.00            AA        4,957,700
                 Tennessee, Hospital Revenue Bonds, East Tennessee Children's
                 Hospital, Series 2003A, 5.000%, 7/01/23 - RAAI Insured
------------------------------------------------------------------------------------------------------------------------------------

               Texas - 24.9% (15.3% of Total Investments)

       2,500   Alliance Airport Authority, Texas, Special Facilities Revenue         12/12 at 100.00          CCC+        1,453,575
                 Bonds, American Airlines Inc., Series 2007, 5.250%, 12/01/29
                 (Alternative Minimum Tax)

      12,250   Austin, Texas, Subordinate Lien Hotel Occupancy Tax Revenue           11/09 at 100.00           AAA       12,902,313
                 Refunding Bonds, Series 1999, 5.800%, 11/15/29 (Pre-refunded
                 11/15/09) - AMBAC Insured

      11,255   Brazos River Authority, Texas, Pollution Control Revenue                 No Opt. Call          Caa1       10,515,547
                 Refunding Bonds, TXU Electric Company, Series 2001C, 5.750%,
                 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)

               Brownsville Independent School District, Cameron County, Texas,
               General Obligation Bonds, Series 1999:
       5,015     5.625%, 8/15/25 (Pre-refunded 8/15/09)                               8/09 at 100.00           AAA        5,233,403
       8,825     5.625%, 8/15/29 (Pre-refunded 8/15/09)                               8/09 at 100.00           AAA        9,209,329

       1,000   Cedar Hill Independent School District, Dallas County, Texas,            No Opt. Call             A          258,350
                 General Obligation Bonds, Series 2002, 0.000%, 8/15/32 - FGIC
                 Insured

                                                                           -----
                                                                            47
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Texas (continued)

$     15,000   Central Texas Regional Mobility Authority, Travis and Williamson       1/15 at 100.00          BBB-    $  13,255,950
                 Counties, Toll Road Revenue Bonds, Series 2005, 5.000%,
                 1/01/45 - FGIC Insured

               Clear Creek Independent School District, Galveston and Harris
               Counties, Texas, Unlimited Tax Schoolhouse and Refunding Bonds,
               Series 2000:
         585     5.400%, 2/15/18                                                      2/10 at 100.00           AAA          605,253
         340     5.650%, 2/15/19                                                      2/10 at 100.00           AAA          353,739
         235     5.700%, 2/15/20                                                      2/10 at 100.00           AAA          244,783
         270     5.700%, 2/15/21                                                      2/10 at 100.00           AAA          281,240

               Clear Creek Independent School District, Galveston and Harris
               Counties, Texas, Unlimited Tax Schoolhouse and Refunding Bonds,
               Series 2000:
      16,740     5.400%, 2/15/18 (Pre-refunded 2/15/10)                               2/10 at 100.00           AAA       17,627,053
       9,660     5.650%, 2/15/19 (Pre-refunded 2/15/10)                               2/10 at 100.00           AAA       10,214,001
       6,645     5.700%, 2/15/20 (Pre-refunded 2/15/10)                               2/10 at 100.00           AAA        7,031,872
       7,750     5.700%, 2/15/21 (Pre-refunded 2/15/10)                               2/10 at 100.00           AAA        8,201,205

       2,500   Comal Independent School District, Comal, Bexar, Guadalupe,              No Opt. Call           Aaa        1,215,200
                 Hays, and Kendall Counties, Texas, General Obligation Bonds,
                 Series 2005A, 0.000%, 2/01/23

       6,000   Dallas-Ft. Worth International Airport Facility Improvement           11/09 at 101.00          CCC+        3,963,240
                 Corporation, Texas, Revenue Bonds, American Airlines Inc.,
                 Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)

               Ennis Independent School District, Ellis County, Texas, General
               Obligation Bonds, Series 2006:
       3,950     0.000%, 8/15/30                                                       8/16 at 49.21           Aaa        1,168,292
       4,000     0.000%, 8/15/31                                                       8/16 at 46.64           Aaa        1,115,120

       1,440   Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,           No Opt. Call           AAA          368,482
                 Convention and Entertainment Project, Series 2001B, 0.000%,
                 9/01/32 - AMBAC Insured

       1,250   Houston, Texas, Junior Lien Water and Sewerage System Revenue         12/11 at 100.00           AAA        1,300,438
                 Refunding Bonds, Series 2001A, 5.000%, 12/01/20 - FSA Insured

      21,500   Houston, Texas, Subordinate Lien Airport System Revenue Bonds,         7/10 at 100.00           AAA       22,897,715
                 Series 2000B, 5.500%, 7/01/30 (Pre-refunded 7/01/10) - FSA
                 Insured

       9,350   Leander Independent School District, Williamson and Travis              8/15 at 39.49           AA-        2,438,480
                 Counties, Texas, General Obligation Bonds, Series 2005,
                 0.000%, 8/15/32 - FGIC Insured

       6,000   Leander Independent School District, Williamson and Travis              8/14 at 35.27           AAA        1,513,620
                 Counties, Texas, General Obligation Bonds, Series 2006,
                 0.000%, 8/15/33

      15,000   San Antonio Independent School District, Bexar County, Texas,          8/09 at 100.00           AAA       15,688,500
                 General Obligation Bonds, Series 1999, 5.800%, 8/15/29
                 (Pre-refunded 8/15/09)

       4,390   Tarrant County, Texas, Cultural & Educational Facilities               2/17 at 100.00           AA-        4,194,645
                 Financing Corporation, Revenue Bonds, Series 2007, Residuals
                 1760-3, 9.810%, 2/15/36 (IF)

       5,000   White Settlement Independent School District, Tarrant County,           8/15 at 36.81           AAA        1,170,400
                 Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/34

       3,970   Wichita Falls, Wichita County, Texas, Priority Lien Water and          8/11 at 100.00           AAA        4,252,624
                 Sewerage System Revenue Bonds, Series 2001, 5.000%, 8/01/21
                 (Pre-refunded 8/01/11) - AMBAC Insured

               Wylie Independent School District, Taylor County, Texas, General
               Obligation Bonds, Series 2005:
       3,000     0.000%, 8/15/23                                                       8/15 at 67.10           AAA        1,397,220
       2,000     0.000%, 8/15/24                                                       8/15 at 63.56           AAA          879,060
------------------------------------------------------------------------------------------------------------------------------------
     187,420   Total Texas                                                                                              160,950,649
------------------------------------------------------------------------------------------------------------------------------------

-----
  48
-----

   Principal                                                                          Optional Call
Amount (000)   Description (1)                                                       Provisions (2)   Ratings (3)             Value
------------------------------------------------------------------------------------------------------------------------------------
               Washington - 16.0% (9.8% of Total Investments)

$      5,500   Clark County Public Utility District 1, Washington, Generating        1/11 at 100.00           AAA    $    5,647,510
                 System Revenue Refunding Bonds, Series 2000, 5.125%, 1/01/20 -
                 FSA Insured

       2,755   Cowlitz County, Washington, Special Sewerage Revenue Refunding          No Opt. Call            A-         2,985,924
                 Bonds, CSOB Wastewater Treatment Facilities, Series 2002,
                 5.500%, 11/01/16 - FGIC Insured

      10,000   Energy Northwest, Washington, Electric Revenue Refunding Bonds,       7/11 at 101.00           AAA        10,770,100
                 Nuclear Project 3, Series 2001A, 5.500%, 7/01/17 - FSA Insured

       2,500   King County, Washington, Sewer Revenue Bonds, Series 2001,            1/12 at 100.00            AA         2,562,075
                 5.000%, 1/01/23 - FGIC Insured

      33,490   Port of Seattle, Washington, Revenue Bonds, Series 2000A,             8/10 at 100.00           AAA        35,798,464
                 5.625%, 2/01/30 (Pre-refunded 8/01/10) - MBIA Insured

       6,950   Port of Seattle, Washington, Revenue Bonds, Series 2000B,             8/10 at 100.00           AAA         7,005,531
                 5.625%, 2/01/24 - MBIA Insured (Alternative Minimum Tax)

       2,150   Seattle, Washington, General Obligation Refunding and                12/12 at 100.00           AAA         2,190,141
                 Improvement Bonds, Series 2002, 4.500%, 12/01/20

       3,000   Spokane County School District 81, Spokane, Washington, General       6/15 at 100.00           AAA         2,960,190
                 Obligation Bonds, Series 2005, 0.000%, 6/01/24 - MBIA Insured

       3,520   Washington State Healthcare Facilities Authority, Revenue Bonds,     10/11 at 100.00           Aaa         3,777,312
                 Children's Hospital and Regional Medical Center, Series 2001,
                 5.000%, 10/01/21 (Pre-refunded 10/01/11) - AMBAC Insured

       7,890   Washington State Higher Education Facilities Authority, Revenue      11/09 at 101.00            AA(4)      8,392,988
                 Bonds, Pacific Lutheran University, Series 1999, 5.950%,
                 11/01/29 (Pre-refunded 11/01/09) - RAAI Insured

      11,600   Washington State Tobacco Settlement Authority, Tobacco                6/13 at 100.00           BBB        11,835,016
                 Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%,
                 6/01/26

       9,000   Washington, Motor Vehicle Fuel Tax General Obligation Bonds,          1/12 at 100.00           AAA         9,367,470
                 Series 2002C, 5.000%, 1/01/21 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
      98,355   Total Washington                                                                                         103,292,721
------------------------------------------------------------------------------------------------------------------------------------

               Wisconsin - 1.0% (0.6% of Total Investments)

       3,745   Badger Tobacco Asset Securitization Corporation, Wisconsin,           6/12 at 100.00           BBB         3,753,464
                 Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%,
                 6/01/27

       1,755   Wisconsin Health and Educational Facilities Authority, Revenue        5/16 at 100.00           BBB         1,583,852
                 Bonds, Divine Savior Healthcare, Series 2006, 4.750%, 5/01/25

       1,250   Wisconsin Health and Educational Facilities Authority, Revenue        9/08 at 101.00           N/R         1,120,713
                 Bonds, United Lutheran Program for the Aging Inc., Series
                 1998, 5.700%, 3/01/28
------------------------------------------------------------------------------------------------------------------------------------
       6,750   Total Wisconsin                                                                                            6,458,029
------------------------------------------------------------------------------------------------------------------------------------

               Wyoming - 0.4% (0.3% of Total Investments)

       2,800   Jackson National Rural Utilities Cooperative Financing                5/08 at 100.50             A         2,815,064
                 Corporation, Wyoming, Guaranteed Gas Supply Revenue Bonds,
                 Lower Valley Power and Light Inc., Series 1997B, 5.875%,
                 5/01/26 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
$  1,275,200   Total Long-Term Investments (cost $1,019,650,585) - 161.4%                                             1,044,803,656
============------------------------------------------------------------------------------------------------------------------------

                                                                           -----
                                                                            49
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal
Amount (000)   Description (1)                                                                        Ratings (3)             Value
------------------------------------------------------------------------------------------------------------------------------------
               Short-Term Investments - 1.2% (0.7% of Total Investments)

$      7,790   Omaha Convention Hotel Corporation, Nebraska, Convention Center                               A-1+    $    7,790,000
                 Revenue Bonds, Variable Rate Demand Obligations, Series 2007,
                 3.760%, 2/01/35 - AMBAC Insured (5)
============------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (cost $7,790,000)                                                             7,790,000
               ---------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $1,027,440,585) - 162.6%                                                       1,052,593,656
               ---------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (5.8)%                                                                       (37,495,000)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 1.9%                                                                      12,320,054
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (58.7)% (6)                                                    (380,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                         $  647,418,710
               =====================================================================================================================

  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

       The Portfolio of Investments may reflect the ratings on certain bonds insured by AMBAC, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

  (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

  (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

  (6)  Preferred   Shares,  at  Liquidation  Value  as  a  percentage  of  total investments is (36.1)%.

  N/R  Not rated.

(ETM)  Escrowed to maturity.

 (IF)  Inverse floating rate investment.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

-----
  50
-----

NAD | Nuveen Dividend Advantage Municipal Fund
    | Portfolio of INVESTMENTS

                                                      April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)             Value
------------------------------------------------------------------------------------------------------------------------------------
               Long-Term Municipal Bonds - 157.4% (99.6% of Total Investments)

               Alabama - 0.3% (0.2% of Total Investments)

$      1,500   Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds,      6/10 at 102.00            A-    $   1,509,660
                 Series 2000, 5.750%, 12/01/20
------------------------------------------------------------------------------------------------------------------------------------

               Alaska - 0.2% (0.1% of Total Investments)

         750   Alaska Housing Finance Corporation, General Housing Purpose Bonds,    12/14 at 100.00            AA          767,985
                 Series 2005A, 5.250%, 12/01/34 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

               Arizona - 0.8% (0.5% of Total Investments)

       5,000   Salt Verde Financial Corporation, Arizona, Senior Gas Revenue            No Opt. Call           AA-        4,489,000
                 Bonds, Series 2007, 5.000%, 12/01/37
------------------------------------------------------------------------------------------------------------------------------------

               California - 3.6% (2.3% of Total Investments)

       1,535   Alameda Corridor Transportation Authority, California, Senior Lien       No Opt. Call           AAA          299,033
                 Revenue Bonds, Series 1999A, 0.000%, 10/01/37 - MBIA Insured

       5,500   Anaheim Public Finance Authority, California, Subordinate Lease          No Opt. Call           AAA        1,828,200
                 Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%,
                 9/01/28 - FSA Insured

          65   California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 - 10/08 at 100.00           AAA           65,562
                 AMBAC Insured

       5,000   California, General Obligation Bonds, Series 2005, 5.000%, 3/01/31     3/16 at 100.00            A+        5,022,200

               Golden State Tobacco Securitization Corporation, California,
               Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
       5,000     5.000%, 6/01/33                                                      6/17 at 100.00           BBB        4,269,350
       1,000     5.125%, 6/01/47                                                      6/17 at 100.00           BBB          809,310

       3,210   Golden State Tobacco Securitization Corporation, California,           6/15 at 100.00           AAA        3,131,516
                 Enhanced Tobacco Settlement Revenue Bonds, Residual Trust
                 07-1034, 10.210%, 6/01/45 - AGC Insured (IF)

       3,500   Golden State Tobacco Securitization Corporation, California,             No Opt. Call           AAA        1,369,480
                 Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A,
                 0.000%, 6/01/26 - FSA Insured

      17,000   San Joaquin Hills Transportation Corridor Agency, Orange County,         No Opt. Call           AAA        3,415,640
                 California, Toll Road Revenue Refunding Bonds, Series 1997A,
                 0.000%, 1/15/35 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      41,810   Total California                                                                                          20,210,291
------------------------------------------------------------------------------------------------------------------------------------

               Colorado - 5.8% (3.6% of Total Investments)

       1,125   Antelope Heights Metropolitan District, Colorado, Limited Tax         12/17 at 100.00            AA        1,040,434
                 General Obligation Bonds, Series 2007, 5.000%, 12/01/37 - RAAI
                 Insured

       3,205   Denver City and County, Colorado, Airport Special Facilities           1/09 at 101.00           AAA        3,273,202
                 Revenue Bonds, Rental Car Projects, Series 1999A, 6.000%, 1/01/12 -
                 MBIA Insured (Alternative Minimum Tax)

       2,950   Denver Convention Center Hotel Authority, Colorado, Senior Revenue    12/13 at 100.00            A3(4)     3,195,558
                 Bonds, Convention Center Hotel, Series 2003A, 5.000%, 12/01/22
                 (Pre-refunded 12/01/13) - XLCA Insured

       1,475   Denver, Colorado, FHA-Insured Multifamily Housing Revenue Bonds,      10/08 at 101.00           AAA        1,478,894
                 Boston Lofts Project, Series 1997A, 5.750%, 10/01/27 (Alternative
                 Minimum Tax)

       8,515   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,          No Opt. Call           AAA        3,197,723
                 Series 1997B, 0.000%, 9/01/25 - MBIA Insured

      25,000   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,          No Opt. Call           AAA        6,320,750
                 Series 2000B, 0.000%, 9/01/31 - MBIA Insured

                                                                           -----
                                                                            51
                                                                           -----

    | Portfolio of INVESTMENTS  April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)             Value
------------------------------------------------------------------------------------------------------------------------------------
               Colorado (continued)

$     60,000   E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,            No Opt. Call           AAA    $  11,449,200
                 Series 2004A, 0.000%, 3/01/36 - MBIA Insured

      12,500   E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,           9/26 at 54.77           AAA        2,013,625
                 Series 2006A, 0.000%, 9/01/38 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
     114,770   Total Colorado                                                                                            31,969,386
------------------------------------------------------------------------------------------------------------------------------------

               Connecticut - 0.7% (0.4% of Total Investments)

       4,335   Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special   11/17 at 100.00          Baa3        3,937,784
                 Revenue Bonds, Series 2007A, 5.750%, 9/01/34
------------------------------------------------------------------------------------------------------------------------------------

               Florida - 10.0% (6.3% of Total Investments)

       1,630   Florida Housing Finance Agency, Housing Revenue Bonds, Mar Lago        6/08 at 102.00           AAA        1,652,885
                 Village Apartments, Series 1997F, 5.800%, 12/01/17 - AMBAC
                 Insured (Alternative Minimum Tax)

      15,000   Florida State Board of Education, Public Education Capital Outlay      6/15 at 101.00           Aa1       14,387,400
                 Bonds, Series 2005E, 4.500%, 6/01/35 (UB)

       2,500   Marion County Hospital District, Florida, Revenue Bonds, Munroe       10/17 at 100.00            A2        2,363,375
                 Regional Medical Center, Series 2007, 5.000%, 10/01/34

      13,625   Martin County Industrial Development Authority, Florida, Industrial    6/08 at 100.00           BB+       13,654,702
                 Development Revenue Bonds, Indiantown Cogeneration LP, Series
                 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)

      22,000   South Miami Health Facilities Authority, Florida, Revenue Bonds,       8/17 at 100.00           AA-       21,633,260
                 Baptist Health Systems of South Florida, Series 2007, 5.000%,
                 8/15/37 (UB)

       2,460   South Miami Health Facilities Authority, FLorida, Revenue Bonds,       8/17 at 100.00           AA-        2,282,216
                 Baptist Health Systems of South Florida, Trust 1025, 9.397%,
                 8/15/42 (IF)
------------------------------------------------------------------------------------------------------------------------------------
      57,215   Total Florida                                                                                             55,973,838
------------------------------------------------------------------------------------------------------------------------------------

               Georgia - 2.3% (1.5% of Total Investments)

       5,000   Cobb County Development Authority, Georgia, Student Housing Revenue    7/17 at 100.00           Aaa        5,050,500
                 Bonds, KSU Village II Real Estate Foundation LLC Project, Series
                 2007A, 5.250%, 7/15/38 - AMBAC Insured

       4,000   Forsyth County Water and Sewerage Authority, Georgia, Revenue          4/10 at 101.00           AA+(4)     4,307,840
                 Bonds, Series 2000, 6.000%, 4/01/25 (Pre-refunded 4/01/10)

               Gainesville and Hall County Hospital Authority, Georgia, Revenue
               Anticipation Certificates, Northeast Georgia Health Services Inc.,
               Series 1999:
       2,620     5.500%, 5/15/29 (Pre-refunded 5/15/09) - MBIA Insured                5/09 at 101.00           AAA        2,736,354
         880     5.500%, 5/15/29 (Pre-refunded 5/15/09) - MBIA Insured                5/09 at 101.00           AAA          918,060
------------------------------------------------------------------------------------------------------------------------------------
      12,500   Total Georgia                                                                                             13,012,754
------------------------------------------------------------------------------------------------------------------------------------

               Idaho - 0.1% (0.1% of Total Investments)

         150   Idaho Housing and Finance Association, Single Family Mortgage          7/09 at 101.00           Aa2          153,596
                 Bonds, Series 1999E, 5.750%, 1/01/21 (Alternative Minimum Tax)

         190   Idaho Housing and Finance Association, Single Family Mortgage          1/10 at 100.00           Aa2          191,007
                 Bonds, Series 2000D, 6.350%, 7/01/22 (Alternative Minimum Tax)

         290   Idaho Housing and Finance Association, Single Family Mortgage          7/10 at 100.00           Aaa          297,601
                 Bonds, Series 2000E, 5.950%, 7/01/20 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
         630   Total Idaho                                                                                                  642,204
------------------------------------------------------------------------------------------------------------------------------------

               Illinois - 29.4% (18.6% of Total Investments)

       2,460   Channahon, Illinois, Revenue Refunding Bonds, Morris Hospital,        12/09 at 102.00          BBB+        2,567,748
                 Series 1999, 5.750%, 12/01/12

       7,250   Chicago Board of Education, Illinois, Unlimited Tax General              No Opt. Call           AA-        7,991,893
                 Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 5.500%,
                 12/01/26 - FGIC Insured

-----
  52
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)             Value
------------------------------------------------------------------------------------------------------------------------------------
               Illinois (continued)

               Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds,
               Archer Court Apartments, Series 1999A:
$        770     5.500%, 12/20/19 (Alternative Minimum Tax)                          10/10 at 101.00           AAA    $     782,636
       1,210     5.600%, 12/20/29 (Alternative Minimum Tax)                          10/10 at 101.00           AAA        1,205,402
       1,925     5.650%, 12/20/40 (Alternative Minimum Tax)                          10/10 at 101.00           AAA        1,883,863

      22,750   Chicago, Illinois, General Obligation Refunding Bonds, Emergency         No Opt. Call           AA-       25,249,769
                 Telephone System, Series 1999, 5.500%, 1/01/23 - FGIC Insured

       2,620   Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series        No Opt. Call           AAA        2,846,630
                 1993, 5.375%, 1/01/14 - AMBAC Insured

       3,340   Chicago, Illinois, Third Lien General Airport Revenue Bonds,           1/16 at 100.00            A1        3,256,567
                 O'Hare International Airport, Series 2005A, 5.000%, 1/01/33 -
                 FGIC Insured

         190   DuPage County Community School District 200, Wheaton, Illinois,       11/13 at 100.00           Aaa          203,224
                 General Obligation Bonds, Series 2003B, 5.250%, 11/01/20 - FSA
                 Insured

         810   DuPage County Community School District 200, Wheaton, Illinois,       11/13 at 100.00           Aaa          899,124
                 General Obligation Bonds, Series 2003B, 5.250%, 11/01/20
                 (Pre-refunded 11/01/13) - FSA Insured

         500   Hoffman Estates Park District, Cook County, Illinois, General         12/09 at 102.00           AAA          520,090
                 Obligation Bonds, Series 1999, 5.375%, 12/01/29 - MBIA Insured

       3,935   Illinois Development Finance Authority, Local Government Program         No Opt. Call           Aaa        2,968,682
                 Revenue Bonds, Lake County School District 116 - Round Lake,
                 Series 1999, 0.000%, 1/01/15 - MBIA Insured

       2,000   Illinois Finance Authority, Revenue Bonds, Children's Memorial         8/18 at 100.00           AAA        1,957,500
                 Hospital, Series 2008A, 5.250%,8/15/47 (WI/DD, Settling 5/15/08) -
                 AGC Insured

       1,000   Illinois Finance Authority, Revenue Bonds, Edward Health Services      2/18 at 100.00           AAA        1,025,710
                 Corporation, Series 2008A, 5.500%, 2/01/40 - AMBAC Insured

       5,570   Illinois Finance Authority, Revenue Bonds, University of Chicago,      7/14 at 100.00           Aa1        5,649,317
                 Series 2004A, 5.000%, 7/01/34

       9,860   Illinois Health Facilities Authority, Remarketed Revenue Bonds,        8/11 at 103.00           Aa1       10,408,610
                 University of Chicago Project, Series 1985A, 5.500%, 8/01/20

       5,400   Illinois Health Facilities Authority, Revenue Bonds, Loyola            7/08 at 100.50           AAA        5,431,266
                 University Health System, Series 1997A, 5.000%, 7/01/24 - MBIA
                 Insured

       5,490   Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush        8/08 at 101.00             A        5,536,940
                 Lincoln Health Center, Series 1996B, 5.500%, 2/15/16

       1,500   Illinois Housing Development Authority, Housing Finance Bonds,         1/15 at 100.00            A+        1,381,470
                 Series 2005E, 4.800%, 1/01/36 - FGIC Insured

      11,345   Lake and McHenry Counties Community Unit School District 118,           1/15 at 60.14           Aaa        4,667,220
                 Wauconda, Illinois, General Obligation Bonds, Series 2005B,
                 0.000%, 1/01/25 - FSA Insured

       3,000   Lombard Public Facilities Corporation, Illinois, First Tier            1/16 at 100.00           N/R        3,059,820
                 Conference Center and Hotel Revenue Bonds, Series 2005A-1,
                 7.125%, 1/01/36

      22,500   Metropolitan Pier and Exposition Authority, Illinois, Revenue         12/09 at 101.00           AAA       23,325,974
                 Bonds, McCormick Place Expansion Project, Series 1999A, 5.500%,
                 12/15/24 - FGIC Insured

               Metropolitan Pier and Exposition Authority, Illinois, Revenue
               Refunding Bonds, McCormick Place Expansion Project, Series 1996A:
      12,250     0.000%, 12/15/22 - MBIA Insured                                        No Opt. Call           AAA        5,991,843
      13,000     0.000%, 12/15/23 - MBIA Insured                                        No Opt. Call           AAA        5,991,050

       1,840   Oak Park, Illinois, General Obligation Bonds, Series 2005B,            11/15 at 54.13           AA-          630,218
                 0.000%, 11/01/27 - XLCA Insured

               Regional Transportation Authority, Cook, DuPage, Kane, Lake,
               McHenry and Will Counties, Illinois, General Obligation Bonds,
               Series 1999:
      22,650     5.750%, 6/01/19 - FSA Insured                                          No Opt. Call           AAA       26,329,488
       3,500     5.750%, 6/01/23 - FSA Insured                                          No Opt. Call           AAA        4,005,505

       1,300   Schaumburg, Illinois, General Obligation Bonds, Series 2004B,         12/14 at 100.00           AA+        1,346,748
                 5.250%, 12/01/34 - FGIC Insured

      10,000   Will County Community High School District 210 Lincoln-Way,              No Opt. Call           Aaa        4,880,700
                 Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/23 -
                 FSA Insured

                                                                           -----
                                                                            53
                                                                           -----

    | Portfolio of INVESTMENTS  April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)             Value
------------------------------------------------------------------------------------------------------------------------------------
               Illinois (continued)

 $     4,500   Will County School District 122, New Lenox, Illinois, General            No Opt. Call           Aaa    $   2,837,295
                 Obligation Bonds, Series 2000B, 0.000%, 11/01/18 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
     184,465   Total Illinois                                                                                           164,832,302
------------------------------------------------------------------------------------------------------------------------------------

               Indiana - 6.0% (3.8% of Total Investments)

       8,755   Indiana Health Facility Financing Authority, Hospital Revenue         11/09 at 101.00           AAA        9,260,164
                 Bonds, Charity Obligated Group, Series 1999D, 5.500%, 11/15/24
                 (Pre-refunded 11/15/09) - MBIA Insured

       8,000   Indiana Health Facility Financing Authority, Hospital Revenue          8/10 at 101.50           AAA        8,642,640
                 Bonds, Clarian Health Obligated Group, Series 2000A, 5.500%,
                 2/15/26 (Pre-refunded 8/15/10) - MBIA Insured

       2,000   Indiana Health Facility Financing Authority, Revenue Bonds,            3/17 at 100.00          BBB-        1,757,180
                 Community Foundation of Northwest Indiana, Series 2007, 5.500%,
                 3/01/37

       3,870   Indiana Housing and Community Development Authority, Single Family     1/17 at 100.00           Aaa        2,847,623
                 Mortgage Revenue Bonds, Series 2007A-1 Drivers 1847, 8.912%,
                 7/01/32 (Alternative Minimum Tax) (IF)

       6,675   Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series     1/17 at 100.00           AAA        6,669,126
                 2007A, 5.000%, 1/01/42 - MBIA Insured

       4,190   Indianapolis, Indiana, Economic Development Revenue Bonds, Park        6/09 at 101.00           Aa3(4)     4,390,869
                 Tudor Foundation Inc., Project, Series 1999, 5.700%, 6/01/24
                 (Pre-refunded 6/01/09)
------------------------------------------------------------------------------------------------------------------------------------
      33,490   Total Indiana                                                                                             33,567,602
------------------------------------------------------------------------------------------------------------------------------------

               Iowa - 1.1% (0.7% of Total Investments)

       7,000   Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue     6/15 at 100.00           BBB        6,078,520
                 Bonds, Series 2005C, 5.625%, 6/01/46
------------------------------------------------------------------------------------------------------------------------------------

               Kansas - 0.8% (0.5% of Total Investments)

       3,825   Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series     10/08 at 100.00            A1        3,708,070
                 1999, 4.000%, 10/01/18 - FGIC Insured

       1,000   Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax    12/15 at 100.00           N/R          967,750
                 Special Obligation Bonds, Redevelopment Project Area B, Series
                 2005, 5.000%, 12/01/20
------------------------------------------------------------------------------------------------------------------------------------
       4,825   Total Kansas                                                                                               4,675,820
------------------------------------------------------------------------------------------------------------------------------------

               Kentucky - 1.7% (1.1% of Total Investments)

       3,030   Hardin County School District Finance Corporation, Kentucky,           2/10 at 101.00           Aa3(4)     3,234,586
                 School Building Revenue Bonds, Series 2000, 5.750%, 2/01/20
                 (Pre-refunded 2/01/10)

               Kentucky Economic Development Finance Authority, Hospital System
               Revenue Refunding and Improvement Bonds, Appalachian Regional
               Healthcare Inc., Series 1997:
       1,850     5.850%, 10/01/17                                                    10/08 at 102.00           BB-        1,786,971
       5,000     5.875%, 10/01/22                                                    10/08 at 102.00           BB-        4,674,600
------------------------------------------------------------------------------------------------------------------------------------
       9,880   Total Kentucky                                                                                             9,696,157
------------------------------------------------------------------------------------------------------------------------------------

               Louisiana - 6.6% (4.2% of Total Investments)

       2,245   Lafayette, Louisiana, Sales Tax Revenue Bonds, Public                  5/10 at 101.50           AA-(4)     2,418,539
                 Improvements, Series 2000B, 5.625%,5/01/25 (Pre-refunded
                 5/01/10) - FGIC Insured

       1,750   Louisiana Local Government Environmental Facilities and Community      6/12 at 105.00           Aaa        1,878,975
                 Development Authority, GNMA Collateralized Mortgage Revenue
                 Refunding Bonds, Sharlo Apartments, Series 2002A, 6.500%,
                 6/20/37

       5,350   Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge      7/14 at 100.00           AAA        5,431,213
                 General Hospital, Series2004, 5.250%, 7/01/33 - MBIA Insured

       9,000   Louisiana Public Facilities Authority, Revenue Bonds, Ochsner          5/17 at 100.00            A3        8,647,200
                 Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47

       5,445   Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series          5/16 at 100.00           AA-        5,158,647
                 2006, 4.500%, 5/01/41 - FGIC Insured (UB)

-----
  54
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Louisiana (continued)

$     13,570   Louisiana Transportation Authority, Senior Lien Toll Road Revenue      12/10 at 38.73           AAA    $   4,292,462
                 Bonds, Series 2005B, 0.000%, 12/01/28 - AMBAC Insured

       9,545   Tobacco Settlement Financing Corporation, Louisiana, Tobacco           5/11 at 101.00           BBB        9,256,741
                 Settlement Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/30
------------------------------------------------------------------------------------------------------------------------------------
      46,905   Total Louisiana                                                                                           37,083,777
------------------------------------------------------------------------------------------------------------------------------------

               Massachusetts - 1.6% (1.0% of Total Investments)

       1,470   Boston Industrial Development Financing Authority, Massachusetts,      9/12 at 102.00           N/R        1,352,444
                 Subordinate Revenue Bonds, Crosstown Center Project, Series 2002,
                 8.000%, 9/01/35 (Alternative Minimum Tax)

       4,365   Massachusetts Health and Educational Facilities Authority, Revenue    10/15 at 100.00           AAA        4,581,242
                 Bonds, Berkshire Health System, Series 2005F, 5.000%, 10/01/19 -
                 AGC Insured

         785   Massachusetts Port Authority, Special Facilities Revenue Bonds, US     9/08 at 100.00           AAA          784,937
                 Airways Group Inc., Series 1996A, 5.875%, 9/01/23 - MBIA Insured
                 (Alternative Minimum Tax)

       2,000   Massachusetts Turnpike Authority, Metropolitan Highway System          1/09 at 100.00           AAA        2,023,500
                 Revenue Bonds, Senior Series 1997A, 5.125%, 1/01/17 - MBIA
                 Insured
------------------------------------------------------------------------------------------------------------------------------------
       8,620   Total Massachusetts                                                                                        8,742,123
------------------------------------------------------------------------------------------------------------------------------------

               Michigan - 4.6% (2.9% of Total Investments)

       6,000   Detroit, Michigan, Second Lien Sewerage Disposal System Revenue        7/15 at 100.00           AAA        6,021,120
                 Bonds, Series 2005A, 5.000%, 7/01/35 - MBIA Insured

       2,435   Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds,      7/11 at 100.00            A+(4)     2,622,690
                 Series 2001A, 5.250%, 7/01/33 (Pre-refunded 7/01/11) - FGIC
                 Insured

      15,255   Michigan State Hospital Finance Authority, Hospital Revenue Bonds,     8/08 at 101.00           BB-       13,252,324
                 Detroit Medical Center Obligated Group, Series 1998A, 5.250%,
                 8/15/28

       4,000   Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan   12/08 at 101.00           AAA        4,052,080
                 Wayne County Airport, Series 1998A, 5.375%, 12/01/16 - MBIA
                 Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      27,690   Total Michigan                                                                                            25,948,214
------------------------------------------------------------------------------------------------------------------------------------

               Minnesota - 0.2% (0.1% of Total Investments)

         845   Minnesota Housing Finance Agency, Single Family Mortgage Bonds,        1/10 at 101.00           AA+          869,885
                 Series 1998H-1, 5.650%, 7/01/31 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               Missouri - 2.3% (1.5% of Total Investments)

               Kansas City Municipal Assistance Corporation, Missouri, Leasehold
               Revenue Bonds, Series 2004B-1:
       7,000     0.000%, 4/15/27 - AMBAC Insured                                        No Opt. Call           AAA        2,625,560
       5,000     0.000%, 4/15/29 - AMBAC Insured                                        No Opt. Call           AAA        1,663,650

       2,185   Missouri Health and Educational Facilities Authority, Revenue          6/11 at 101.00           AAA        2,282,167
                 Bonds, SSM Healthcare System, Series 2001A, 5.250%, 6/01/21 -
                 AMBAC Insured

               Missouri Health and Educational Facilities Authority, Revenue
               Bonds, SSM Healthcare System, Series 2001A:
       2,185     5.250%, 6/01/21 (Pre-refunded 6/01/11) - AMBAC Insured               6/11 at 101.00           AAA        2,366,399
       3,670     5.250%, 6/01/28 (Pre-refunded 6/01/11) - AMBAC Insured               6/11 at 101.00           AAA        3,974,683
------------------------------------------------------------------------------------------------------------------------------------
      20,040   Total Missouri                                                                                            12,912,459
------------------------------------------------------------------------------------------------------------------------------------

               Montana - 0.3% (0.2% of Total Investments)

         815   Montana Board of Housing, Single Family Mortgage Bonds, Series        12/09 at 100.00           AA+          838,863
                 2000A-2, 6.450%, 6/01/29 (Alternative Minimum Tax)

       1,000   Montana Higher Education Student Assistance Corporation, Student      12/09 at 100.00            A2        1,012,090
                 Loan Revenue Bonds, Subordinate Series 1999B, 6.400%, 12/01/32
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       1,815   Total Montana                                                                                              1,850,953
------------------------------------------------------------------------------------------------------------------------------------

                                                                           -----
                                                                            55
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Nebraska - 0.2% (0.1% of Total Investments)

$      1,100   NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student Loan           No Opt. Call           Aaa    $   1,106,820
                  Program, Series 1993A-5A, 6.200%, 6/01/13 - MBIA Insured
                  (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               Nevada - 4.4% (2.7% of Total Investments)

               Director of Nevada State Department of Business and Industry,
               Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
       8,000      0.000%, 1/01/19 - AMBAC Insured                                       No Opt. Call           AAA        3,885,360
       4,000      5.625%, 1/01/32 - AMBAC Insured                                     1/10 at 102.00           AAA        3,588,920
       3,000      5.375%, 1/01/40 - AMBAC Insured                                     1/10 at 100.00           AAA        2,397,000

      15,000   Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds,        7/17 at 100.00            A2       14,607,000
                  Catholic Healthcare West, Series 2007B, 5.250%, 7/01/31 (UB)
------------------------------------------------------------------------------------------------------------------------------------
      30,000   Total Nevada                                                                                              24,478,280
------------------------------------------------------------------------------------------------------------------------------------

               New Hampshire - 0.1% (0.1% of Total Investments)

         695   New Hampshire Housing Finance Authority, Single Family Mortgage        7/08 at 100.00           Aa2          716,823
                  Acquisition Revenue Bonds, Series 1995D, 6.550%, 7/01/26
                  (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               New Jersey - 6.0% (3.8% of Total Investments)

         565   New Jersey Health Care Facilities Financing Authority, FHA-Insured     8/11 at 100.00           AAA          570,514
                  Mortgage Revenue Bonds, Jersey City Medical Center, Series 2001,
                  4.800%, 8/01/21 - AMBAC Insured

       1,830   New Jersey Higher Education Assistance Authority, Student Loan         6/10 at 101.00           AAA        1,907,629
                  Revenue Bonds, Series 2000A, 6.000%, 6/01/13 - MBIA Insured
                  (Alternative Minimum Tax)

       4,130   New Jersey Transit Corporation, Certificates of Participation,           No Opt. Call           AAA        4,514,627
                  Federal Transit Administration Grants, Series 2002A, 5.500%,
                  9/15/13 - AMBAC Insured

       4,000   New Jersey Transportation Trust Fund Authority, Transportation           No Opt. Call           AA-        4,643,720
                  System Bonds, Series 1999A, 5.750%, 6/15/18

      20,000   New Jersey Transportation Trust Fund Authority, Transportation           No Opt. Call           AAA        7,021,600
                  System Bonds, Series 2006C, 0.000%, 12/15/28 - AMBAC Insured

               Tobacco Settlement Financing Corporation, New Jersey, Tobacco
               Settlement Asset-Backed Bonds, Series 2002:
       9,305      5.750%, 6/01/32 (Pre-refunded 6/01/12)                              6/12 at 100.00           AAA       10,095,367
       3,165      6.125%, 6/01/42 (Pre-refunded 6/01/12)                              6/12 at 100.00           AAA        3,530,589

       1,365   Tobacco Settlement Financing Corporation, New Jersey, Tobacco          6/13 at 100.00           AAA        1,589,351
                  Settlement Asset-Backed Bonds, Series 2003, 6.750%, 6/01/39
                  (Pre-refunded 6/01/13)
------------------------------------------------------------------------------------------------------------------------------------
      44,360   Total New Jersey                                                                                          33,873,397
------------------------------------------------------------------------------------------------------------------------------------

               New Mexico - 0.7% (0.5% of Total Investments)

       4,000   University of New Mexico, FHA-Insured Mortgage Hospital Revenue        7/14 at 100.00           AAA        4,074,080
                  Bonds, Series 2004, 5.000%, 7/01/32 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

               New York - 12.0% (7.6% of Total Investments)

       2,170   Dormitory Authority of the State of New York, Insured Revenue Bonds,   7/08 at 101.00            AA        2,218,022
                  Franciscan Health Partnership Obligated Group - Frances Shervier
                  Home and Hospital, Series 1997, 5.500%, 7/01/17 - RAAI Insured

       7,500   Dormitory Authority of the State of New York, Secured Hospital         8/08 at 101.50           AAA        7,623,975
                  Revenue Refunding Bonds, Wyckoff Heights Medical Center, Series
                  1998H, 5.300%, 8/15/21 - MBIA Insured

       5,000   Long Island Power Authority, New York, Electric System General         6/08 at 101.00           AAA        5,063,800
                 Revenue Bonds, Series 1998A, 5.250%, 12/01/26 (Pre-refunded
                 6/01/08) - FSA Insured

               Nassau County, New York, General Obligation Improvement Bonds,
               Series 1999B:
       4,005     5.250%, 6/01/19 (Pre-refunded 6/01/09) - AMBAC Insured               6/09 at 102.00           AAA        4,208,414
       7,005     5.250%, 6/01/21 (Pre-refunded 6/01/09) - AMBAC Insured               6/09 at 102.00           AAA        7,360,784

       6,000   New York City Industrial Development Agency, New York, American        8/16 at 101.00             B        5,883,120
                  Airlines-JFK International Airport Special Facility Revenue
                  Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)

-----
  56
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               New York (continued)

$      5,000   New York City Municipal Water Finance Authority, New York, Water and  12/14 at 100.00           AAA    $   5,101,375
                  Sewer System Revenue Bonds, 5.000%, 6/15/36 - FSA Insured (UB)

       8,800   New York City Sales Tax Asset Receivable Corporation, New York,       10/14 at 100.00           AAA        8,984,712
                  Dedicated Revenue Bonds, Local Government Assistance Corporation,
                  Series 2004A, 5.000%, 10/15/32 - AMBAC Insured

      10,000   New York City Transitional Finance Authority, New York, Future Tax     8/09 at 101.00           AAA       10,549,900
                  Secured Bonds, Fiscal Series 2000A, 5.750%, 8/15/24
                  (Pre-refunded 8/15/09)

      10,000   Port Authority of New York and New Jersey, Special Project Bonds,      6/08 at 102.00           AAA       10,148,200
                  JFK International Air Terminal LLC, Sixth Series 1997, 5.900%,
                  12/01/17 - MBIA Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      65,480   Total New York                                                                                            67,142,302
------------------------------------------------------------------------------------------------------------------------------------

               North Carolina - 0.7% (0.5% of Total Investments)

       3,830   Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare   1/15 at 100.00           AA-(4)     4,159,686
                  System Revenue Bonds, DBA Carolinas Healthcare System, Series
                  2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
------------------------------------------------------------------------------------------------------------------------------------

               Ohio - 5.4% (3.4% of Total Investments)

       2,300   Amherst Exempted Village School District, Ohio, Unlimited Tax         12/11 at 100.00            A1(4)     2,484,046
                  General Obligation School Improvement Bonds, Series 2001, 5.125%,
                  12/01/21 (Pre-refunded 12/01/11) - FGIC Insured

               Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
               Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
         180      5.125%, 6/01/24                                                     6/17 at 100.00           BBB          169,547
       1,800      5.875%, 6/01/30                                                     6/17 at 100.00           BBB        1,674,900
       1,740      5.750%, 6/01/34                                                     6/17 at 100.00           BBB        1,572,943
       3,930      5.875%, 6/01/47                                                     6/17 at 100.00           BBB        3,477,736

       3,635   Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage        7/08 at 100.00           Aa2        3,634,891
                  Revenue Bonds, Hamilton Creek Apartments Project, Series 1994A,
                  5.550%, 7/01/24 (Alternative Minimum Tax)

       3,650   Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives,   5/14 at 100.00            AA        3,650,000
                  Series 2004A, 5.000%, 5/01/30

      12,300   Ohio Water Development Authority, Solid Waste Disposal Revenue         9/09 at 102.00           N/R       12,348,585
                  Bonds, Bay Shore Power, Series 1998B, 6.625%, 9/01/20
                  (Alternative Minimum Tax)

       1,115   Warren County, Ohio, Limited Tax General Obligations, Series 1997,     6/08 at 101.00           Aa2        1,128,826
                  5.500%, 12/01/17
------------------------------------------------------------------------------------------------------------------------------------
      30,650   Total Ohio                                                                                                30,141,474
------------------------------------------------------------------------------------------------------------------------------------

               Oregon - 0.4% (0.3% of Total Investments)

       2,355   Portland, Oregon, Downtown Waterfront Urban Renewal and                6/10 at 101.00           Aaa        2,468,111
                  Redevelopment Revenue Bonds, Series 2000A, 5.500%, 6/15/20 -
                  AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               Pennsylvania - 5.2% (3.3% of Total Investments)

       3,480   Allegheny County Hospital Development Authority, Pennsylvania,        11/10 at 102.00           AAA        4,096,030
                  Revenue Bonds, West Penn Allegheny Health System, Series 2000B,
                  9.250%, 11/15/22 (Pre-refunded 11/15/10)

       1,030   Carbon County Industrial Development Authority, Pennsylvania,            No Opt. Call          BBB-        1,045,553
                  Resource Recovery Revenue Refunding Bonds, Panther Creek Partners
                  Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)

       1,500   Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue   10/16 at 100.00           AA+        1,329,570
                  Bonds, Series 96A, 4.650%, 10/01/31 (Alternative Minimum Tax)

      18,900   Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series       6/08 at 102.00            A+       19,019,825
                  1998A, 5.500%, 6/15/18 - FGIC Insured (Alternative Minimum Tax)

       3,205   Philadelphia School District, Pennsylvania, General Obligation         8/12 at 100.00           Aa3(4)     3,548,512
                  Bonds, Series 2002B, 5.625%, 8/01/16 (Pre-refunded 8/01/12) -
                  FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      28,115   Total Pennsylvania                                                                                        29,039,490
------------------------------------------------------------------------------------------------------------------------------------

               Puerto Rico - 3.0% (1.9% of Total Investments)

       2,500   Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior     7/18 at 100.00          BBB-        2,617,975
                  Lien Series 2008A, 6.000%, 7/01/44

                                                                           -----
                                                                            57
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Puerto Rico (continued)

$     12,500   Puerto Rico Housing Finance Authority, Capital Fund Program Revenue      No Opt. Call            AA    $  12,402,750
                  Bonds, Series 2003, 4.500%, 12/01/23

      12,845   Puerto Rico Infrastructure Financing Authority, Special Tax Revenue      No Opt. Call          BBB+        1,699,394
                  Bonds, Series 2005A, 0.000%, 7/01/42 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      27,845   Total Puerto Rico                                                                                         16,720,119
------------------------------------------------------------------------------------------------------------------------------------

               Rhode Island - 3.5% (2.2% of Total Investments)

       2,015   Central Falls, Rhode Island, General Obligation School Bonds, Series   5/09 at 102.00            AA        2,094,371
                  1999, 6.250%, 5/15/20 - RAAI Insured

       3,500   Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public   4/10 at 101.00           Aaa        3,753,750
                  Safety and Municipal Building Projects, Series 1999A, 5.750%,
                  4/01/29 (Pre-refunded 4/01/10) - AMBAC Insured

               Rhode Island Housing & Mortgage Finance Corporation, Homeownership
               Opportunity Bond Program, Residual Trust 1038:
       1,000      10.342%, 10/01/27 (Alternative Minimum Tax) (IF)                    4/17 at 100.00           AA+          956,660
         670      10.483%, 10/01/32 (Alternative Minimum Tax) (IF)                    4/17 at 100.00           AA+          598,350

      12,500   Rhode Island Tobacco Settlement Financing Corporation, Tobacco         6/12 at 100.00           BBB       12,335,000
                  Settlement Asset-Backed Bonds, Series 2002A, 6.125%, 6/01/32
------------------------------------------------------------------------------------------------------------------------------------
      19,685   Total Rhode Island                                                                                        19,738,131
------------------------------------------------------------------------------------------------------------------------------------

               South Carolina - 0.3% (0.2% of Total Investments)

       1,500   Greenville, South Carolina, Hospital Facilities Revenue Bonds,         5/11 at 101.00           AAA        1,501,080
                  Series 2001, 5.000%, 5/01/31 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               Tennessee - 2.1% (1.4% of Total Investments)

       6,400   Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue    3/10 at 101.00           AAA        6,519,360
                  Bonds, Series 1999D, 6.000%, 3/01/24 - AMBAC Insured (Alternative
                  Minimum Tax)

       2,425   Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue    3/11 at 100.00           AAA        2,457,762
                  Bonds, Series 2001B, 5.125%, 3/01/26 - FSA Insured

       1,910   Sullivan County Health Educational and Housing Facilities Board,       9/16 at 100.00          BBB+        1,715,791
                  Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C,
                  5.250%, 9/01/36

       1,500   Sumner County Health, Educational, and Housing Facilities Board,      11/17 at 100.00           N/R        1,360,095
                  Tennessee, Revenue Refunding Bonds, Sumner Regional Health System
                  Inc., Series 2007, 5.500%, 11/01/46
------------------------------------------------------------------------------------------------------------------------------------
      12,235   Total Tennessee                                                                                           12,053,008
------------------------------------------------------------------------------------------------------------------------------------

               Texas - 15.0% (9.5% of Total Investments)

       2,560   Brazos River Authority, Texas, Pollution Control Revenue Refunding     4/13 at 101.00          Caa1        2,503,654
                  Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32
                  (Alternative Minimum Tax)

       4,675   Carrollton-Farmers Branch Independent School District, Dallas          2/09 at 100.00           AAA        4,817,401
                  County, Texas, Unlimited Tax School Building Bonds, Series 1999,
                  6.000%, 2/15/20 (Pre-refunded 2/15/09)

       2,820   Central Texas Regional Mobility Authority, Travis and Williamson       1/15 at 100.00          BBB-        2,492,119
                  Counties, Toll Road Revenue Bonds, Series 2005, 5.000%, 1/01/45 -
                  FGIC Insured

               Coppell Independent School District, Dallas County, Texas, Unlimited
               Tax School Building and Refunding Bonds, Series 1999:
       1,535      0.000%, 8/15/20                                                      8/09 at 52.47           AAA          768,283
       2,100      0.000%, 8/15/21                                                      8/09 at 49.48           AAA          987,630
       2,200      0.000%, 8/15/23                                                      8/09 at 52.47           AAA          920,172
       2,100      0.000%, 8/15/24                                                      8/09 at 41.50           AAA          828,324
       2,200      0.000%, 8/15/25                                                      8/09 at 39.14           AAA          816,508
       2,095      0.000%, 8/15/26                                                      8/09 at 36.91           AAA          732,873

-----
  58
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Texas (continued)

               Coppell Independent School District, Dallas County, Texas, Unlimited
               Tax School Building and Refunding Bonds, Series 1999:
$      3,595      0.000%, 8/15/20 (Pre-refunded 8/15/09)                               8/09 at 52.47           N/R(4) $   1,828,417
       4,900      0.000%, 8/15/21 (Pre-refunded 8/15/09)                               8/09 at 49.48           N/R(4)     2,350,187
       5,145      0.000%, 8/15/23 (Pre-refunded 8/15/09)                               8/09 at 44.01           N/R(4)     2,194,651
       4,900      0.000%, 8/15/24 (Pre-refunded 8/15/09)                               8/09 at 41.50           N/R(4)     1,971,123
       5,150      0.000%, 8/15/25 (Pre-refunded 8/15/09)                               8/09 at 39.14           N/R(4)     1,953,704
       4,905      0.000%, 8/15/26 (Pre-refunded 8/15/09)                               8/09 at 36.91           N/R(4)     1,754,813

         820   Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue       12/11 at 100.00           AAA          882,140
                  Bonds, Series 2001, 5.000%, 12/01/31 (Pre-refunded 12/01/11) -
                  AMBAC Insured

               Harris County Health Facilities Development Corporation, Texas,
               Revenue Bonds, Christus Health, Series 1999A:
      12,240      5.375%, 7/01/24 (Pre-refunded 7/01/09) - MBIA Insured               7/09 at 101.00           AAA       12,752,122
      11,180      5.375%, 7/01/29 (Pre-refunded 7/01/09) - MBIA Insured               7/09 at 101.00           AAA       11,647,771

       2,205   Harris County-Houston Sports Authority, Texas, Senior Lien Revenue       No Opt. Call           AAA        1,159,654
                  Refunding Bonds, Series 2001A, 0.000%, 11/15/20 - MBIA Insured

       2,500   Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,           No Opt. Call           AAA          715,550
                  Convention and Entertainment Project, Series 2001B, 0.000%,
                  9/01/30 - AMBAC Insured

       2,500   Jefferson County, Texas, Certificates of Obligation, Series 2000,      8/10 at 100.00           AAA        2,694,450
                  6.000%, 8/01/25 (Pre-refunded 8/01/10) - FSA Insured

       2,000   Laredo, Texas, Sports Venue Sales Tax Revenue Bonds, Series 2001,      3/09 at 100.00            A-(4)     2,051,720
                  5.300%, 3/15/26 (Pre-refunded 3/15/09) - FGIC Insured

      30,095   Leander Independent School District, Williamson and Travis Counties,    8/12 at 27.94           AAA        6,985,651
                  Texas, General Obligation Bonds, Series 2004, 0.000%, 8/15/34

       9,345   Leander Independent School District, Williamson and Travis Counties,    8/15 at 37.33           AA-        2,300,365
                  Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/33 -
                  FGIC Insured

      33,160   Leander Independent School District, Williamson and Travis Counties,    8/14 at 26.50           AAA        6,235,406
                  Texas, General Obligation Bonds, Series 2006, 0.000%, 8/15/38

       1,000   San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%,   5/15 at 100.00           AAA          987,560
                  5/15/37 - MBIA Insured

       4,390   Tarrant County, Texas, Cultural & Educational Facilities Financing     2/17 at 100.00           AA-        4,194,645
                  Corporation, Revenue Bonds, Series 2007 Residuals 1760-3, 9.810%,
                  2/15/36 (IF)

       7,000   White Settlement Independent School District, Tarrant County, Texas,    8/15 at 34.92           AAA        1,536,570
                  General Obligation Bonds, Series 2005, 0.000%, 8/15/35

               Wylie Independent School District, Taylor County, Texas, General
               Obligation Bonds, Series 2005:
       3,000      0.000%, 8/15/20                                                      8/15 at 78.46           AAA        1,659,720
       3,000      0.000%, 8/15/22                                                      8/15 at 70.77           AAA        1,481,130
------------------------------------------------------------------------------------------------------------------------------------
     175,315   Total Texas                                                                                               84,204,313
------------------------------------------------------------------------------------------------------------------------------------

               Utah - 0.2% (0.1% of Total Investments)

               Utah Housing Finance Agency, Single Family Mortgage Bonds, Series
               1999C-2, Class II:
         285      5.700%, 7/01/19 (Alternative Minimum Tax)                           1/10 at 101.50           Aaa          291,877
          95      5.750%, 7/01/21 (Alternative Minimum Tax)                           1/10 at 101.50            AA           97,239

          65   Utah Housing Finance Agency, Single Family Mortgage Bonds, Series      7/09 at 101.00            AA           66,621
                  1999D, 5.850%, 7/01/21 (Alternative Minimum Tax)

          15   Utah Housing Finance Agency, Single Family Mortgage Bonds, Series      7/09 at 101.50           Aa3           15,440
                  1999F, 6.300%, 7/01/21 (Alternative Minimum Tax)

         780   Utah Housing Finance Agency, Single Family Mortgage Bonds, Series      7/10 at 100.00           AA-          790,187
                  2000F-2, Class III, 6.000%, 1/01/15 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       1,240   Total Utah                                                                                                 1,261,364
------------------------------------------------------------------------------------------------------------------------------------

                                                                           -----
                                                                            59
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Virginia - 0.0% (0.0% of Total Investments)

$      3,395   Virginia Small Business Financing Authority, Industrial Development   11/09 at 102.00           N/R    $     110,337
                  Water Revenue Bonds, S.I.L. Clean Water, LLC Project, Series
                  1999, 7.250%, 11/01/24 (Alternative Minimum Tax) (5)
------------------------------------------------------------------------------------------------------------------------------------

               Washington - 11.3% (7.1% of Total Investments)

       4,000   Energy Northwest, Washington, Electric Revenue Refunding Bonds,        7/13 at 100.00           AA-        4,323,040
                  Nuclear Project 3, Series 2003A, 5.500%, 7/01/17 - XLCA Insured

               Port of Seattle, Washington, Special Facility Revenue Bonds,
               Terminal 18, Series 1999B:
       1,755      6.000%, 9/01/15 - MBIA Insured (Alternative Minimum Tax)            3/10 at 101.00           AAA        1,811,827
       2,590      6.000%, 9/01/16 - MBIA Insured (Alternative Minimum Tax)            3/10 at 101.00           AAA        2,667,415

               Port of Seattle, Washington, Special Facility Revenue Bonds,
               Terminal 18, Series 1999C:
         875      6.000%, 9/01/15 - MBIA Insured (Alternative Minimum Tax)            3/10 at 101.00           AAA          903,333
       1,260      6.000%, 9/01/16 - MBIA Insured (Alternative Minimum Tax)            3/10 at 101.00           AAA        1,297,661

       9,760   Tacoma, Washington, Electric System Revenue Refunding Bonds, Series    1/11 at 101.00           AAA       10,603,362
                  2001A, 5.625%, 1/01/21 (Pre-refunded 1/01/11) - FSA Insured

       6,935   Washington State Tobacco Settlement Authority, Tobacco Settlement      6/13 at 100.00           BBB        7,075,503
                  Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26

      11,605   Washington, Certificates of Participation, Washington Convention and   7/09 at 100.00           AAA       11,887,582
                  Trade Center, Series 1999, 5.250%, 7/01/16 - MBIA Insured

       3,350   Washington, General Obligation Compound Interest Bonds, Series           No Opt. Call           AAA        2,193,011
                  1999S-2, 0.000%, 1/01/18 - FSA Insured

               Washington, General Obligation Compound Interest Bonds, Series
               1999S-3:
      17,650      0.000%, 1/01/20                                                       No Opt. Call           AA+       10,298,952
      18,470      0.000%, 1/01/21                                                       No Opt. Call           AA+       10,152,036
------------------------------------------------------------------------------------------------------------------------------------
      78,250   Total Washington                                                                                          63,213,722
------------------------------------------------------------------------------------------------------------------------------------

               Wisconsin - 8.5% (5.3% of Total Investments)

         650   Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco    6/12 at 100.00           BBB          655,337
                  Settlement Asset-Backed Bonds, Series 2002, 6.000%, 6/01/17

       1,690   Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004,        11/14 at 100.00           Aaa        1,862,938
                  5.000%, 11/01/29 (Pre-refunded 11/01/14) - FSA Insured

         560   Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004,        11/14 at 100.00           Aaa          573,098
                  5.000%, 11/01/29 - FSA Insured

       3,810   La Crosse, Wisconsin, Industrial Development Revenue Refunding        12/08 at 102.00           Aaa        3,918,128
               Bonds, Dairyland Power Cooperative, Series 1997C,
                  5.550%, 2/01/15 - AMBAC Insured

       7,410   Wisconsin Health and Educational Facilities Authority, Revenue        11/16 at 100.00           Aa1        7,321,006
                  Bonds, Ascension Health, Series 2006A, 5.000%, 11/15/36

               Wisconsin Health and Educational Facilities Authority, Revenue
               Bonds, FH Healthcare Development Inc., Series 1999:
       8,375      6.250%, 11/15/20 (Pre-refunded 11/15/09)                           11/09 at 101.00           N/R(4)     8,952,791
       5,000      6.250%, 11/15/28 (Pre-refunded 11/15/09)                           11/09 at 101.00           N/R(4)     5,344,950

       4,180   Wisconsin Health and Educational Facilities Authority, Revenue         5/09 at 101.00             A        4,214,276
                  Bonds, Kenosha Hospital and Medical Center Inc., Series 1999,
                  5.625%, 5/15/29

      12,700   Wisconsin Health and Educational Facilities Authority, Revenue         8/09 at 101.00           Aaa       12,820,523
                  Bonds, Mercy Health System Corporation, Series 1999, 5.500%,
                  8/15/25 - AMBAC Insured

       2,200   Wisconsin Health and Educational Facilities Authority, Revenue         8/13 at 100.00            A-        1,862,696
                  Bonds, Wheaton Franciscan Services Inc., Series 2003A, 5.125%,
                  8/15/33
------------------------------------------------------------------------------------------------------------------------------------
      46,575   Total Wisconsin                                                                                           47,525,743
------------------------------------------------------------------------------------------------------------------------------------
$  1,160,710   Total Long-Term Municipal Bonds (cost $864,658,836)                                                      882,298,994
============------------------------------------------------------------------------------------------------------------------------

-----
  60
-----

      Shares   Description (1)                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
               Investment Companies - 0.1% (0.1% of Total Investments)

       9,000   BlackRock MuniHoldings Fund Inc.                                                                       $     132,930

      32,332   Morgan Stanley Quality Municipal Income Trust                                                                408,030
------------------------------------------------------------------------------------------------------------------------------------
               Total Investment Companies (cost $531,086)                                                                   540,960
               ---------------------------------------------------------------------------------------------------------------------
               Total Long-Term Investments (cost $865,189,922) - 157.5%                                                 882,839,954
               ---------------------------------------------------------------------------------------------------------------------

   Principal
Amount (000)   Description (1)                                                                         Ratings (3)             Value
------------------------------------------------------------------------------------------------------------------------------------
               Short-Term Investments - 0.4% (0.3% of Total Investments)

$      2,680   Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, ROCS 660,                          VMIG-1        2,680,000
                  Variable Rate Demand Obligations, 4.010%, 5/01/41 - FGIC Insured (6)
============------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (cost $2,680,000)                                                             2,680,000
               ---------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $867,869,922) - 157.9%                                                           885,519,954
               ---------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (7.6)%                                                                       (42,875,000)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 2.3%                                                                      13,052,438
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (52.6)% (7)                                                    (295,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                          $ 560,697,392
               =====================================================================================================================

  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

       The Portfolio of Investments may reflect the ratings on certain bonds insured by AMBAC, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

  (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

  (5) Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

  (6) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

  (7)  Preferred   Shares,  at  Liquidation  Value  as  a  percentage  of  total investments is (33.3)%.

  N/R  Not rated.

WI/DD  Purchased  on a  when-issued  or delayed  delivery  basis.

 (IF)  Inverse floating rate investment.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                                                                           -----
                                                                            61
                                                                           -----

NXZ | Nuveen Dividend Advantage Municipal Fund 2
    | Portfolio of INVESTMENTS

                                                      April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Alabama - 4.6% (2.9% of Total Investments)

$     18,500   Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series        6/11 at 101.00            A2(4) $  20,250,100
                 2001A, 5.750%, 6/01/31 (Pre-refunded 6/01/11)
------------------------------------------------------------------------------------------------------------------------------------

               Alaska - 1.1% (0.7% of Total Investments)

       2,955   Northern Tobacco Securitization Corporation, Alaska, Tobacco           6/11 at 100.00           AAA        3,167,701
                 Settlement Asset-Backed Bonds, Series 2001, 5.500%, 6/01/29
                 (Pre-refunded 6/01/11)

       2,200   Northern Tobacco Securitization Corporation, Alaska, Tobacco           6/14 at 100.00          Baa3        1,718,970
                 Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46
------------------------------------------------------------------------------------------------------------------------------------
       5,155   Total Alaska                                                                                               4,886,671
------------------------------------------------------------------------------------------------------------------------------------

               Arizona - 0.7% (0.4% of Total Investments)

       3,120   Phoenix, Arizona, Civic Improvement Corporation, Senior Lien           7/12 at 100.00           AA-        3,012,110
                 Airport Revenue Bonds, Series 2002B, 5.250%, 7/01/32 - FGIC
                 Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               Arkansas - 0.3% (0.2% of Total Investments)

       1,185   Arkansas Development Finance Authority, Single Family Mortgage         1/12 at 100.00           AAA        1,171,918
                 Revenue Bonds, GNMA Mortgage-Backed Securities Program, Series
                 2002C, 5.400%, 1/01/34 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

               California - 12.6% (7.9% of Total Investments)

       9,000   California County Tobacco Securitization Agency, Tobacco Settlement   12/18 at 100.00          Baa3        6,584,760
                 Asset-Backed Bonds, Los Angeles County Securitization Corporation,
                 Series 2006A, 0.000%, 6/01/36 (Mandatory put 6/01/11)

       6,000   California Educational Facilities Authority, Revenue Bonds,            6/11 at 101.00           AAA        6,168,240
                 Stanford University, Series 2001Q, 5.250%, 12/01/32

      11,200   California, General Obligation Bonds, Series 2003, 5.250%, 2/01/28     8/13 at 100.00            A+       11,498,704

       1,000   Golden State Tobacco Securitization Corporation, California,           6/17 at 100.00           BBB          809,310
                 Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1,
                 5.125%, 6/01/47

       5,000   Golden State Tobacco Securitization Corporation, California, Tobacco   6/13 at 100.00           AAA        5,760,950
                 Settlement Asset-Backed Bonds, Series 2003A-1, 6.750%, 6/01/39
                 (Pre-refunded 6/01/13)

      20,000   Golden State Tobacco Securitization Corporation, California, Tobacco   6/15 at 100.00           AAA       18,968,000
                 Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%,
                 6/01/45 - FGIC Insured (UB)

       6,000   Los Angeles Regional Airports Improvement Corporation, California,    12/12 at 102.00             B        5,740,200
                 Sublease Revenue Bonds, Los Angeles International Airport,
                 American Airlines Inc. Terminal 4 Project, Series 2002C, 7.500%,
                 12/01/24 (Alternative Minimum Tax)

         120   Yuba County Water Agency, California, Yuba River Development Revenue   9/08 at 100.00          Baa3          119,340
                 Bonds, Pacific Gas and Electric Company, Series 1966A, 4.000%,
                 3/01/16
------------------------------------------------------------------------------------------------------------------------------------
      58,320   Total California                                                                                          55,649,504
------------------------------------------------------------------------------------------------------------------------------------

               Colorado - 9.0% (5.7% of Total Investments)

       2,625   Colorado Educational and Cultural Facilities Authority, Charter        8/11 at 100.00           AAA        2,968,219
                 School Revenue Bonds, Peak-to-Peak Charter School, Series 2001,
                 7.500%, 8/15/21 (Pre-refunded 8/15/11)

               Denver City and County Colorado, Airport Revenue Bonds, Series 2006:
       5,365     5.000%, 11/15/23 - FGIC Insured (UB)                                11/16 at 100.00            A1        5,390,806
       3,300     5.000%, 11/15/24 - FGIC Insured (UB)                                11/16 at 100.00            A1        3,300,792
       4,335     5.000%, 11/15/25 - FGIC Insured (UB)                                11/16 at 100.00            A1        4,314,929

-----
  62
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Colorado (continued)

$     10,000   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,         9/10 at 31.42           AAA    $   2,951,600
                 Series 2000B, 0.000%, 9/01/28 (Pre-refunded 9/01/10) - MBIA Insured

       1,280   Eagle County Air Terminal Corporation, Colorado, Airport Terminal      5/11 at 101.00           N/R        1,308,698
                 Revenue Bonds, Series 2001, 7.125%, 5/01/31 (Alternative Minimum
                 Tax)

         755   Jefferson County School District R1, Colorado, General Obligation     12/14 at 100.00           AAA          787,359
                 Bonds, Series 2004, 5.000%,12/15/22 - FSA Insured

       5,000   Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds,   6/11 at 102.00           AAA        5,408,350
                 Senior Series 2001A, 5.250%, 6/15/41 (Pre-refunded 6/15/11) - FSA
                 Insured

               Northwest Parkway Public Highway Authority, Colorado, Senior Lien
               Revenue Bonds, Series 2001B:
      22,000     0.000%, 6/15/28 (Pre-refunded 6/15/11) - FSA Insured                  6/11 at 35.65           AAA        7,037,140
      17,650     0.000%, 6/15/29 (Pre-refunded 6/15/11) - AMBAC Insured                6/11 at 33.45           AAA        5,376,720

       1,000   Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment       6/14 at 101.00           N/R        1,056,280
                 Revenue Bonds, Series 2003, 8.000%, 12/01/25
------------------------------------------------------------------------------------------------------------------------------------
      73,310   Total Colorado                                                                                            39,900,893
------------------------------------------------------------------------------------------------------------------------------------

               District of Columbia - 1.3% (0.8% of Total Investments)

         985   District of Columbia Tobacco Settlement Corporation, Tobacco           5/11 at 101.00           BBB          994,042
                 Settlement Asset-Backed Bonds, Series 2001, 6.250%, 5/15/24

       5,000   Washington Convention Center Authority, District of Columbia, Senior  10/16 at 100.00           AAA        4,710,050
                 Lien Dedicated Tax Revenue Bonds, Series 2007A, 4.500%, 10/01/30 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       5,985   Total District of Columbia                                                                                 5,704,092
------------------------------------------------------------------------------------------------------------------------------------

               Florida - 5.1% (3.2% of Total Investments)

      15,000   Jacksonville, Florida, Transportation Revenue Bonds, Series 2001,     10/11 at 100.00           AAA       15,403,500
                 5.250%, 10/01/29 - MBIA Insured

       4,000   Miami-Dade County Health Facility Authority, Florida, Hospital         8/11 at 101.00           AAA        4,327,480
                 Revenue Refunding Bonds, Miami Children's Hospital, Series 2001A,
                 5.125%, 8/15/26 (Pre-refunded 8/15/11) - AMBAC Insured

       3,000   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami             10/12 at 100.00            A2        2,945,850
                 International Airport, Series 2002, 5.375%, 10/01/32 - FGIC
                 Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      22,000   Total Florida                                                                                             22,676,830
------------------------------------------------------------------------------------------------------------------------------------

               Hawaii - 2.4% (1.5% of Total Investments)

               Honolulu Board of Water Supply, Hawaii, Water System Revenue Bonds,
               Series 2001:
       3,000     5.250%, 7/01/26 (Pre-refunded 7/01/11) - FSA Insured                 7/11 at 100.00           AAA        3,232,200
       6,725     5.250%, 7/01/31 (Pre-refunded 7/01/11) - FSA Insured                 7/11 at 100.00           AAA        7,245,515
------------------------------------------------------------------------------------------------------------------------------------
       9,725     Total Hawaii                                                                                            10,477,715
------------------------------------------------------------------------------------------------------------------------------------

               Illinois - 12.2% (7.7% of Total Investments)

       3,590   Chicago, Illinois, FHA/GNMA Collateralized Multifamily Housing        12/11 at 100.00            A+        3,615,417
                 Revenue Bonds, Stone Terrace Apartments, Series 2001A, 5.750%,
                 12/20/42 (Alternative Minimum Tax)

         970   Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage     4/11 at 105.00           AAA          996,714
                 Revenue Bonds, Series 2001A, 6.250%, 10/01/32 (Alternative Minimum
                 Tax)

       3,985   Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.250%,     1/11 at 101.00           AAA        4,064,541
                 1/01/33 - MBIA Insured

      11,285   Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.250%,     1/11 at 101.00           AAA       12,151,801
                 1/01/33 (Pre-refunded 1/01/11) - MBIA Insured

       3,180   Illinois Development Finance Authority, Revenue Bonds, Chicago        12/12 at 100.00           BBB(4)     3,618,904
                 Charter School Foundation, Series 2002A, 6.250%, 12/01/32
                 (Pre-refunded 12/01/12)

         910   Illinois Development Finance Authority, Revenue Bonds, Illinois        9/11 at 100.00           AAA          928,236
                 Wesleyan University, Series 2001, 5.500%, 9/01/32 - AMBAC Insured

       4,090   Illinois Development Finance Authority, Revenue Bonds, Illinois        9/11 at 100.00           AAA        4,451,229
                 Wesleyan University, Series 2001, 5.500%, 9/01/32 (Pre-refunded
                 9/01/11) - AMBAC Insured

                                                                           -----
                                                                            63
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Illinois (continued)

$      3,100   Illinois Development Finance Authority, Revenue Bonds, Midwestern      5/11 at 101.00           AAA    $   3,425,810
                 University, Series 2001B, 6.000%, 5/15/31 (Pre-refunded 5/15/11)

       3,150   Illinois Finance Authority, Revenue Bonds, Palos Community Hospital,   5/17 at 100.00           AAA        3,140,361
                 Series 2007A, Residuals 07-1028, 4.470%, 5/15/32 - MBIA Insured (IF)

       5,000   Illinois Health Facilities Authority, Revenue Bonds, Edward Hospital   2/11 at 101.00           AAA        5,386,800
                 Obligated Group, Series 2001B, 5.250%, 2/15/34 (Pre-refunded
                 2/15/11) - FSA Insured

       2,500   Illinois Housing Development Authority, Homeowner Mortgage Revenue     2/16 at 100.00            AA        2,413,250
                 Bonds, Series 2006C2, 5.050%, 8/01/27 (Alternative Minimum Tax)

       2,275   Illinois, Sales Tax Revenue Bonds, Series 2001, 5.500%, 6/15/16        6/11 at 100.00           AAA        2,439,642

       4,980   Metropolitan Pier and Exposition Authority, Illinois, Revenue          6/08 at 100.00           AAA        4,987,022
                 Refunding Bonds, McCormick Place Expansion Project, Series 1996A,
                 5.250%, 6/15/27 - AMBAC Insured

         986   Montgomery, Illinois, Lakewood Creek Project Special Assessment        3/16 at 100.00            AA          896,629
                 Bonds, Series 2007, 4.700%, 3/01/30 - RAAI Insured

       3,360   Northfield Township High School District 225, Cook County, Illinois,   12/16 at 69.01           AAA        1,361,774
                 Glenbrook, General Obligation School Bonds, Series 2007B, 0.000%,
                 12/01/24
------------------------------------------------------------------------------------------------------------------------------------
      53,361   Total Illinois                                                                                            53,878,130
------------------------------------------------------------------------------------------------------------------------------------

               Indiana - 3.4% (2.1% of Total Investments)

       2,000   Indiana Health Facility Financing Authority, Hospital Revenue Bonds,   9/11 at 100.00          BBB+        1,774,260
                 Methodist Hospitals Inc., Series 2001, 5.500%, 9/15/31

       2,500   Indiana Health Facility Financing Authority, Hospital Revenue            No Opt. Call           AAA        2,862,075
                 Refunding Bonds, Columbus Regional Hospital, Series 1993, 7.000%,
                 8/15/15 - FSA Insured

       4,000   Indiana Transportation Finance Authority, Highway Revenue Bonds,       6/13 at 100.00           AAA        4,173,680
                 Series 2003A, 5.000%, 6/01/23 - FSA Insured

       6,100   St. Joseph County Hospital Authority, Indiana, Revenue Bonds,          2/09 at 102.00           BBB        6,103,111
                 Madison Center Inc., Series 1999, 5.800%, 2/15/24
------------------------------------------------------------------------------------------------------------------------------------
      14,600   Total Indiana                                                                                             14,913,126
------------------------------------------------------------------------------------------------------------------------------------

               Iowa - 0.3% (0.2% of Total Investments)

       1,000   Iowa Higher Education Loan Authority, Private College Facility        10/12 at 100.00           N/R(4)     1,102,510
                 Revenue Bonds, Wartburg College, Series 2002, 5.500%, 10/01/28
                 (Pre-refunded 10/01/12) - ACA Insured
------------------------------------------------------------------------------------------------------------------------------------

               Kansas - 3.9% (2.5% of Total Investments)

      17,000   Wichita, Kansas, Hospital Facilities Revenue Refunding and            11/11 at 101.00            A+       17,343,570
                 Improvement Bonds, Via Christi Health System Inc., Series
                 2001-III, 5.625%, 11/15/31
------------------------------------------------------------------------------------------------------------------------------------

               Louisiana - 4.9% (3.1% of Total Investments)

       3,960   Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006,    5/16 at 100.00           AA-        3,751,744
                 4.500%, 5/01/41 - FGIC Insured (UB)

      18,825   Tobacco Settlement Financing Corporation, Louisiana, Tobacco           5/11 at 101.00           BBB       17,812,968
                 Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39
------------------------------------------------------------------------------------------------------------------------------------
      22,785   Total Louisiana                                                                                           21,564,712
------------------------------------------------------------------------------------------------------------------------------------

               Massachusetts - 3.5% (2.2% of Total Investments)

      15,585   Massachusetts Turnpike Authority, Metropolitan Highway System          7/08 at 101.00           AAA       15,595,130
                 Revenue Bonds, Senior Series1997A, 5.000%, 1/01/37 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

               Michigan - 15.0% (9.4% of Total Investments)

               Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds,
               Series 2001A:
      20,000     5.500%, 7/01/33 (Pre-refunded 7/01/11) - FGIC Insured                7/11 at 101.00             A(4)    21,876,200
      15,390     5.250%, 7/01/33 (Pre-refunded 7/01/11) - FGIC Insured                7/11 at 100.00            A+(4)    16,532,554
      14,610     5.250%, 7/01/33 (Pre-refunded 7/01/11) - FGIC Insured                7/11 at 100.00            A+(4)    15,736,139

-----
  64
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Michigan (continued)

$      4,000   Michigan Municipal Bond Authority, Public School Academy Revenue      10/09 at 102.00           Ba1    $   4,110,280
                 Bonds, Detroit Academy of Arts and Sciences Charter School,
                 Series 2001A, 8.000%, 10/01/31

       2,000   Michigan State Hospital Finance Authority, Hospital Revenue Bonds,     8/08 at 101.00           BB-        1,876,820
                 Detroit Medical Center Obligated Group, Series 1998A, 5.125%,
                 8/15/18

               Michigan State Hospital Finance Authority, Revenue Refunding
               Bonds, Detroit Medical Center Obligated Group, Series 1993A:
       2,000     6.250%, 8/15/13                                                      8/08 at 100.00           BB-        2,001,660
       4,000     6.500%, 8/15/18                                                      8/08 at 100.00           BB-        4,001,480
------------------------------------------------------------------------------------------------------------------------------------
      62,000   Total Michigan                                                                                            66,135,133
------------------------------------------------------------------------------------------------------------------------------------

               Minnesota - 3.4% (2.1% of Total Investments)

      14,000   Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,      1/11 at 100.00           AAA       14,944,720
                 Airport Revenue Bonds, Series 2001A, 5.250%, 1/01/32 (Pre-refunded
                 1/01/11) - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

               Missouri - 5.1% (3.2% of Total Investments)

      21,000   Missouri Health and Educational Facilities Authority, Revenue Bonds,   6/11 at 101.00           AAA       22,743,420
                 SSM Healthcare System, Series 2001A, 5.250%, 6/01/28 (Pre-refunded
                 6/01/11) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

               Montana - 0.6% (0.4% of Total Investments)

       2,490   Montana Board of Housing, Single Family Program Bonds, Series         12/10 at 100.00           AA+        2,496,499
                 2001A-2, 5.700%, 6/01/32 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------

               Nevada - 6.3% (4.0% of Total Investments)

      12,275   Director of Nevada State Department of Business and Industry, Revenue  1/10 at 100.00           AAA        9,807,725
                 Bonds, Las Vegas Monorail Project, First Tier, Series 2000,
                 5.375%, 1/01/40 - AMBAC Insured

       3,500   Director of Nevada State Department of Business and Industry, Revenue  1/10 at 102.00           N/R        1,115,975
                 Bonds, Las Vegas Monorail Project, Second Tier, Series 2000,
                 7.375%, 1/01/40

       2,330   Henderson, Nevada, Healthcare Facility Revenue Bonds, Catholic         7/08 at 101.00             A(4)     2,365,533
                 Healthcare West, Series 1998A, 5.250%, 7/01/18 (Pre-refunded
                 7/01/08)

       8,000   Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds,        7/17 at 100.00            A2        7,790,400
                 Catholic Healthcare West, Series 2007B, 5.250%, 7/01/31 (UB)

       7,000   Reno, Nevada, Health Facility Revenue Bonds, Catholic Healthcare       7/17 at 100.00            A2        6,816,460
                 West, Series 2007A, 5.250%, 7/01/31 (UB)
------------------------------------------------------------------------------------------------------------------------------------
      33,105   Total Nevada                                                                                              27,896,093
------------------------------------------------------------------------------------------------------------------------------------

               New Hampshire - 2.1% (1.3% of Total Investments)

       8,000   New Hampshire Business Finance Authority, Pollution Control           10/08 at 102.00          Baa1        8,095,600
                 Remarketed Revenue Refunding Bonds, Connecticut Light and Power
                 Company, Series 1992A, 5.850%, 12/01/22

       1,210   New Hampshire Housing Finance Authority, Single Family Mortgage        5/11 at 100.00           Aa2        1,237,116
                 Acquisition Bonds, Series 2001A, 5.700%, 1/01/31 (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       9,210   Total New Hampshire                                                                                        9,332,716
------------------------------------------------------------------------------------------------------------------------------------

               New Jersey - 2.4% (1.5% of Total Investments)

       3,995   New Jersey Economic Development Authority, Special Facilities         11/10 at 101.00             B        3,663,974
                 Revenue Bonds, Continental Airlines Inc., Series 2000, 7.000%,
                 11/15/30 (Alternative Minimum Tax)

         415   Tobacco Settlement Financing Corporation, New Jersey, Tobacco          6/12 at 100.00           AAA          450,250
                 Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32
                 (Pre-refunded 6/01/12)

               Tobacco Settlement Financing Corporation, New Jersey, Tobacco
               Settlement Asset-Backed Bonds, Series 2003:
       2,200     6.375%, 6/01/32 (Pre-refunded 6/01/13)                               6/13 at 100.00           AAA        2,470,908
         425     6.750%, 6/01/39 (Pre-refunded 6/01/13)                               6/13 at 100.00           AAA          494,853
       3,085     6.250%, 6/01/43 (Pre-refunded 6/01/13)                               6/13 at 100.00           AAA        3,520,201
------------------------------------------------------------------------------------------------------------------------------------
      10,120   Total New Jersey                                                                                          10,600,186
------------------------------------------------------------------------------------------------------------------------------------

                                                                           -----
                                                                            65
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               New Mexico - 5.6% (3.6% of Total Investments)

               New Mexico Hospital Equipment Loan Council, Hospital Revenue
                 Bonds, Presbyterian Healthcare Services, Series 2001A:
$     12,000     5.500%, 8/01/25 (Pre-refunded 8/01/11)                               8/11 at 101.00           AA-(4) $  13,114,440
      10,800     5.500%, 8/01/30 (Pre-refunded 8/01/11)                               8/11 at 101.00           AA-(4)    11,802,996
------------------------------------------------------------------------------------------------------------------------------------
      22,800   Total New Mexico                                                                                          24,917,436
------------------------------------------------------------------------------------------------------------------------------------

               New York - 9.4% (6.0% of Total Investments)

       1,300   Dormitory Authority of the State of New York, Revenue Bonds, Mount     7/10 at 101.00          Baa1        1,353,391
                 Sinai NYU Health Obligated Group, Series 2000A, 6.625%, 7/01/19

       3,600   Dormitory Authority of the State of New York, Revenue Bonds, Mount     7/10 at 101.00          Baa1(4)     3,946,032
                 Sinai NYU Health Obligated Group, Series 2000A, 6.625%, 7/01/19
                 (Pre-refunded 7/01/10)

       6,000   Long Island Power Authority, New York, Electric System General         5/11 at 100.00           AAA        6,477,600
                 Revenue Bonds, Series 2001L, 5.375%, 5/01/33 (Pre-refunded
                 5/01/11)

      12,800   Metropolitan Transportation Authority, New York, Transportation       11/16 at 100.00           AAA       12,557,440
                 Revenue Bonds, Series 2006B, 4.500%, 11/15/32 - FSA Insured (UB)

       5,000   New York City Industrial Development Agency, New York, Special         8/12 at 101.00             B        5,151,550
                 Facilities Revenue Bonds, JFK Airport - American Airlines Inc.,
                 Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)

      12,000   New York City Municipal Water Finance Authority, New York, Water and   6/11 at 101.00           AA+       12,229,080
                 Sewerage System Revenue Bonds, Fiscal Series 2001C, 5.125%,
                 6/15/33
------------------------------------------------------------------------------------------------------------------------------------
      40,700   Total New York                                                                                            41,715,093
------------------------------------------------------------------------------------------------------------------------------------

               North Carolina - 1.7% (1.1% of Total Investments)

       2,950   North Carolina Capital Facilities Financing Agency, Revenue Bonds,     4/13 at 100.00            A-        2,876,014
                 Johnson and Wales University, Series 2003A, 5.000%, 4/01/33 - XLCA
                 Insured

       4,500   North Carolina Eastern Municipal Power Agency, Power System Revenue    1/09 at 102.00          Baa1        4,623,570
                 Refunding Bonds, Series 1999B, 5.600%, 1/01/15
------------------------------------------------------------------------------------------------------------------------------------
       7,450   Total North Carolina                                                                                       7,499,584
------------------------------------------------------------------------------------------------------------------------------------

               North Dakota - 0.4% (0.3% of Total Investments)

       1,880   North Dakota Housing Finance Agency, Home Mortgage Finance Program     7/10 at 100.00           Aa1        1,935,328
                 Refunding Bonds, Series 2001A, 5.550%, 1/01/32 (Alternative Minimum
                 Tax)
------------------------------------------------------------------------------------------------------------------------------------

               Ohio - 0.2% (0.1% of Total Investments)

       1,000   Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco          6/17 at 100.00           BBB          884,920
                 Settlement Asset-Backed Revenue Bonds, Senior Lien, Series
                 2007A-2, 5.875%, 6/01/47
------------------------------------------------------------------------------------------------------------------------------------

               Oklahoma - 0.9% (0.5% of Total Investments)

               Oklahoma Development Finance Authority, Revenue Refunding Bonds,
               Hillcrest Healthcare System, Series 1999A:
       2,655     5.125%, 8/15/10 (Pre-refunded 8/15/09)                               8/09 at 101.00           AAA        2,768,873
       1,000     5.200%, 8/15/11 (Pre-refunded 8/15/09)                               8/09 at 101.00           AAA        1,043,830
------------------------------------------------------------------------------------------------------------------------------------
       3,655   Total Oklahoma                                                                                             3,812,703
------------------------------------------------------------------------------------------------------------------------------------

               Oregon - 3.9% (2.5% of Total Investments)

       8,000   Clackamas County Hospital Facility Authority, Oregon, Revenue          5/11 at 101.00           AA-        8,194,000
                 Refunding Bonds, Legacy Health System, Series 2001, 5.250%,
                 5/01/21

       9,000   Oregon Department of Administrative Services, Certificates of          5/11 at 101.00           AAA        9,169,740
                 Participation, Series 2001D, 5.000%, 5/01/26 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      17,000   Total Oregon                                                                                              17,363,740
------------------------------------------------------------------------------------------------------------------------------------

               Pennsylvania - 3.5% (2.2% of Total Investments)

       5,000   Allegheny County Hospital Development Authority, Pennsylvania,        11/10 at 102.00           AAA        5,885,100
                 Revenue Bonds, West Penn Allegheny Health System, Series 2000B,
                 9.250%, 11/15/30 (Pre-refunded 11/15/10)

-----
  66
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Pennsylvania (continued)

$      1,155   Carbon County Industrial Development Authority, Pennsylvania,            No Opt. Call          BBB-    $   1,172,441
                 Resource Recovery Revenue Refunding Bonds, Panther Creek
                 Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
                 Minimum Tax)

       8,000   Pennsylvania Higher Educational Facilities Authority, Revenue          1/11 at 101.00           AA-        8,486,640
                 Bonds, UPMC Health System, Series 2001A, 6.000%, 1/15/31
------------------------------------------------------------------------------------------------------------------------------------
      14,155   Total Pennsylvania                                                                                        15,544,181
------------------------------------------------------------------------------------------------------------------------------------

               Texas - 25.3% (16.0% of Total Investments)

       7,500   Austin, Texas, Electric Utility System Revenue Refunding Bonds,       11/10 at 100.00           AAA        7,563,900
                 Series 2001, 5.000%, 11/15/30 - FSA Insured

               Dallas-Fort Worth International Airport Public Facility
               Corporation, Texas, Airport Hotel Revenue Bonds, Series 2001:
      15,000     5.250%, 1/15/26 - FSA Insured                                        1/09 at 100.00           AAA       15,144,450
       1,750     5.200%, 1/15/31 - FSA Insured                                        1/09 at 100.00           AAA        1,765,995

       6,000   Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional        9/14 at 100.00           N/R        6,149,340
                 Health System, Series 2004A, 7.125%, 9/01/34

      10,000   Gulf Coast Industrial Development Authority, Texas, Solid Waste        4/12 at 100.00          Baa3       10,719,200
                 Disposal Revenue Bonds, Citgo Petroleum Corporation Project,
                 Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)

      30,980   Harris County-Houston Sports Authority, Texas, Junior Lien Revenue    11/11 at 100.00           AAA       31,126,223
                 Refunding Bonds, Series 2001B, 5.250%, 11/15/40 - MBIA Insured

      40,000   Harris County-Houston Sports Authority, Texas, Senior Lien Revenue     11/30 at 54.04           AAA        5,470,000
                 Refunding Bonds, Series 2001A, 0.000%, 11/15/40 - MBIA Insured

               Hays Consolidated Independent School District, Hays County, Texas,
               General Obligation School Building Bonds, Series 2001:
      10,715     0.000%, 8/15/25 (Pre-refunded 8/15/11)                                8/11 at 43.18           AAA        4,192,994
      12,940     0.000%, 8/15/26 (Pre-refunded 8/15/11)                                8/11 at 40.60           AAA        4,761,920

               Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
               Convention and Entertainment Project, Series 2001B:
       5,000     0.000%, 9/01/30 - AMBAC Insured                                        No Opt. Call           AAA        1,431,100
       5,540     0.000%, 9/01/31 - AMBAC Insured                                        No Opt. Call           AAA        1,495,855

       5,000   Metro Health Facilities Development Corporation, Texas, Hospital       1/11 at 100.00           Ba3        5,059,850
                 Revenue Bonds, Wilson N. Jones Memorial Hospital, Series 2001,
                 7.250%, 1/01/31

       4,390   Tarrant County, Texas, Cultural & Educational Facilities Financing     2/17 at 100.00           AA-        4,194,645
                 Corporation, Revenue Bonds, Series 2007, Residuals 1760-3,
                 9.810%, 2/15/36 (IF)

      10,500   Texas, General Obligation Bonds, Water Financial Assistance            8/11 at 100.00           Aa1       10,754,835
                 Program, Series 2001, 5.250%, 8/01/35

       2,000   Tom Green County Health Facilities Development Corporation, Texas,     5/11 at 101.00          Baa3        2,088,900
                 Hospital Revenue Bonds, Shannon Health System Project, Series
                 2001, 6.750%, 5/15/21
------------------------------------------------------------------------------------------------------------------------------------
     167,315   Total Texas                                                                                              111,919,207
------------------------------------------------------------------------------------------------------------------------------------

               Virginia - 0.3% (0.2% of Total Investments)

       5,000   Pocahontas Parkway Association, Virginia, Senior Lien Revenue           8/08 at 23.55           AAA        1,170,950
                 Bonds, Route 895 Connector Toll Road, Series 1998B, 0.000%,
                 8/15/33 (Pre-refunded 8/15/08)
------------------------------------------------------------------------------------------------------------------------------------

               Washington - 5.3% (3.3% of Total Investments)

               Seattle, Washington, Municipal Light and Power Revenue Refunding
               and Improvement Bonds, Series 2001:
       4,820     5.500%, 3/01/19 - FSA Insured                                        3/11 at 100.00           AAA        5,058,590
       7,250     5.125%, 3/01/26 - FSA Insured                                        3/11 at 100.00           AAA        7,456,625

       7,500   Washington State Healthcare Facilities Authority, Revenue Bonds,      10/11 at 100.00           AAA        7,825,800
                 Sisters of Providence Health System, Series 2001A, 5.250%,
                 10/01/21 - MBIA Insured

         940   Washington State Tobacco Settlement Authority, Tobacco Settlement      6/13 at 100.00           BBB          959,044
                 Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26

                                                                           -----
                                                                            67
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Washington (continued)

$      2,100   Washington, Certificates of Participation, Washington Convention       7/09 at 100.00           AAA    $   2,147,397
                 and Trade Center, Series 1999, 5.125%, 7/01/13 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      22,610   Total Washington                                                                                          23,447,456
------------------------------------------------------------------------------------------------------------------------------------

               West Virginia - 1.1% (0.7% of Total Investments)

       5,000   Mason County, West Virginia, Pollution Control Revenue Bonds,         10/11 at 100.00           BBB        4,895,100
                 Appalachian Power Company, Series 2003L, 5.500%, 10/01/22
------------------------------------------------------------------------------------------------------------------------------------

               Wisconsin - 0.3% (0.2% of Total Investments)

       1,000   Wisconsin Health and Educational Facilities Authority, Revenue         5/12 at 100.00           N/R(4)     1,150,741
                 Bonds, Divine Savior Healthcare, Series 2002A, 7.375%, 5/01/26
                 (Pre-refunded 5/01/12)
------------------------------------------------------------------------------------------------------------------------------------
$    783,121   Total Long-Term Investments (cost $667,204,065) - 158.1%                                                 698,532,217
============------------------------------------------------------------------------------------------------------------------------

               Short-Term Investments - 0.5% (0.3% of Total Investments)

$      1,950   Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, ROCS                               VMIG-1        1,950,000
                 660, Variable Rate Demand Obligations, 4.010%, 5/01/41 - FGIC
                 Insured (5)
============------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (cost $1,950,000)                                                             1,950,000
               ---------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $669,154,065) - 158.6%                                                           700,482,217
               ---------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (10.7)%                                                                      (47,171,650)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 2.4%                                                                      10,421,984
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (50.3)% (6)                                                    (222,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                          $ 441,732,551
               =====================================================================================================================

  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

       The Portfolio of Investments may reflect the ratings on certain bonds insured by AMBAC, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

  (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

  (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

  (6)  Preferred   Shares,  at  Liquidation  Value  as  a  percentage  of  total investments is (31.7)%.

  N/R  Not rated.

 (IF)  Inverse floating rate investment.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

-----
  68
-----

NZF | Nuveen Dividend Advantage Municipal Fund 3
    | Portfolio of INVESTMENTS

                                                      April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Long-Term Municipal Bonds - 154.8% (99.4% of Total Investments)

               Alabama - 1.6% (1.0% of Total Investments)

$      3,500   Alabama Special Care Facilities Financing Authority, Revenue          11/16 at 100.00           Aa1    $   3,457,965
                 Bonds, Ascension Health, Series 2006C-2, 5.000%, 11/15/36

       5,655   Alabama State Port Authority, Revenue Bonds, State Docks              10/11 at 100.00           AAA        6,106,552
                 Department Facilities, Series 2001, 5.250%, 10/01/26
                 (Pre-refunded 10/01/11) - AMBAC Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       9,155   Total Alabama                                                                                              9,564,517
------------------------------------------------------------------------------------------------------------------------------------

               Alaska - 0.8% (0.5% of Total Investments)

       4,000   Alaska Student Loan Corporation, Student Loan Revenue Bonds,           7/08 at 100.00           AAA        4,019,000
                 Series 1998A, 5.250%, 7/01/14 (Pre-refunded 7/01/08) - AMBAC
                 Insured (Alternative Minimum Tax)

       1,000   Northern Tobacco Securitization Corporation, Alaska, Tobacco           6/14 at 100.00          Baa3          781,350
                 Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46
------------------------------------------------------------------------------------------------------------------------------------
       5,000   Total Alaska                                                                                               4,800,350
------------------------------------------------------------------------------------------------------------------------------------

               Arizona - 0.3% (0.2% of Total Investments)

       2,200   Salt Verde Financial Corporation, Arizona, Senior Gas Revenue            No Opt. Call           AA-        1,975,161
                 Bonds, Series 2007, 5.000%, 12/01/37
------------------------------------------------------------------------------------------------------------------------------------

               Arkansas - 0.7% (0.4% of Total Investments)

               Sebastian County Health Facilities Board, Arkansas, Hospital
               Revenue Improvement Bonds, Sparks Regional Medical Center,
               Series 2001A:
       1,805     5.500%, 11/01/13                                                    11/11 at 101.00          Baa3        1,872,615
       1,900     5.500%, 11/01/14                                                    11/11 at 101.00          Baa3        1,960,268
------------------------------------------------------------------------------------------------------------------------------------
       3,705   Total Arkansas                                                                                             3,832,883
------------------------------------------------------------------------------------------------------------------------------------

               California - 13.9% (8.9% of Total Investments)

               California Health Facilities Financing Authority, Health Facility
               Revenue Bonds, Adventist Health System/West, Series 2003A:
         855     5.000%, 3/01/28                                                      3/13 at 100.00             A          830,846
         140     5.000%, 3/01/33                                                      3/13 at 100.00             A          132,016

       2,900   California Health Facilities Financing Authority, Revenue Bonds,      11/16 at 100.00           AA-        2,830,052
                 Sutter Health, Series 2007A, 5.000%, 11/15/42

      10,000   California Infrastructure Economic Development Bank, First Lien        1/28 at 100.00           AAA       10,681,400
                 Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A,
                 5.000%, 7/01/33 (Pre-refunded 1/01/28) - AMBAC Insured (UB)

       5,000   California Infrastructure Economic Development Bank, Revenue           8/11 at 102.00            A+        5,074,300
                 Bonds, Kaiser Hospital Assistance LLC, Series 2001A, 5.550%,
                 8/01/31

      18,850   California, General Obligation Veterans Welfare Bonds, Series          6/08 at 100.00           AAA       18,854,145
                 2001BZ, 5.350%, 12/01/21 - MBIA Insured (Alternative Minimum Tax)

      11,865   Golden State Tobacco Securitization Corporation, California,           6/17 at 100.00           BBB        9,602,463
                 Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1,
                 5.125%, 6/01/47

                                                                           -----
                                                                            69
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               California (continued)

               Los Angeles Regional Airports Improvement Corporation, California,
               Lease Revenue Refunding Bonds, LAXFUEL Corporation at Los Angeles
               International Airport, Series 2001:
$     13,955     5.750%, 1/01/16 - AMBAC Insured (Alternative Minimum Tax)            1/12 at 100.00           AAA     $ 14,428,354
       5,000     5.375%, 1/01/21 - AMBAC Insured (Alternative Minimum Tax)            1/12 at 100.00           AAA        5,046,750
       1,500     5.250%, 1/01/23 - AMBAC Insured (Alternative Minimum Tax)            1/12 at 100.00           AAA        1,503,855
      10,000     5.500%, 1/01/32 - AMBAC Insured (Alternative Minimum Tax)            1/12 at 100.00           AAA       10,032,100

      10,000   San Joaquin Hills Transportation Corridor Agency, Orange County,         No Opt. Call           AAA        2,009,200
                 California, Toll Road Revenue Refunding Bonds, Series 1997A,
                 0.000%, 1/15/35 - MBIA Insured

       3,000   San Mateo County Community College District, California, General         No Opt. Call           AAA          935,850
                 Obligation Bonds, Series 2006C, 0.000%, 9/01/30 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      93,065   Total California                                                                                          81,961,331
------------------------------------------------------------------------------------------------------------------------------------

               Colorado - 6.7% (4.3% of Total Investments)

       2,250   Canterberry Crossing Metropolitan District II, Parker, Colorado,      12/12 at 100.00           N/R        2,303,145
                 Limited Tax General Obligation Bonds, Series 2002, 7.375%,
                 12/01/32

       1,575   Colorado Educational and Cultural Facilities Authority, Charter        3/13 at 100.00           N/R(4)     1,830,276
                 School Revenue Bonds, Belle Creek Education Center, Series
                 2002A, 7.625%, 3/15/32 (Pre-refunded 3/15/13)

       3,200   Colorado Educational and Cultural Facilities Authority, Charter        3/10 at 102.00           N/R(4)     3,514,944
                 School Revenue Bonds, Montessori Peaks Building Foundation,
                 Series 2002A, 8.000%, 5/01/32 (Pre-refunded 3/01/10)

       1,775   Colorado Educational and Cultural Facilities Authority, Charter        6/11 at 100.00           Ba1(4)     2,006,229
                 School Revenue Bonds, Weld County School District 6 - Frontier
                 Academy, Series 2001, 7.375%, 6/01/31 (Pre-refunded 6/01/11)

       3,560   Colorado Educational and Cultural Facilities Authority, Revenue        5/16 at 102.00           N/R        3,142,839
                 Bonds, Montessori Peaks Academy, Series 2006, 5.400%, 5/01/26

       3,380   Colorado Housing Finance Authority, Multifamily Project Bonds,        10/11 at 100.00           AAA        3,386,084
                 Class I, Series 2001A-1, 5.500%, 4/01/31 (Alternative Minimum
                 Tax)

       5,000   Compark Business Campus Metropolitan District, Colorado, General      12/17 at 100.00            AA        5,047,700
                 Obligation Limited Tax Bonds, Series 2007, 5.600%, 12/01/34 -
                 RAAI Insured

       2,000   Denver City and County, Colorado, Airport System Revenue Refunding    11/11 at 100.00            A+        2,035,020
                 Bonds, Series 2001A, 5.500%, 11/15/16 - FGIC Insured
                 (Alternative Minimum Tax)

               Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
       5,365     5.000%, 11/15/23 - FGIC Insured (UB)                                11/16 at 100.00            A1        5,390,806
       3,300     5.000%, 11/15/24 - FGIC Insured (UB)                                11/16 at 100.00            A1        3,300,792
       4,335     5.000%, 11/15/25 - FGIC Insured (UB)                                11/16 at 100.00            A1        4,314,929

       2,000   Maher Ranch Metropolitan District 4, Colorado, General Obligation     12/17 at 100.00            AA        1,919,920
                 Limited Tax Bonds, Series 2007, 5.250%, 12/01/36 - RAAI Insured

       1,000   Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment       6/14 at 101.00           N/R        1,056,280
                 Revenue Bonds, Series 2003, 8.000%, 12/01/25
------------------------------------------------------------------------------------------------------------------------------------
      38,740   Total Colorado                                                                                            39,248,964
------------------------------------------------------------------------------------------------------------------------------------

               Delaware - 0.3% (0.2% of Total Investments)

       1,700   Delaware Housing Authority, Multifamily Mortgage Revenue Bonds,        7/12 at 100.00           Aa3        1,744,795
                 Series 2001A, 5.400%, 7/01/24
------------------------------------------------------------------------------------------------------------------------------------

               District of Columbia - 0.9% (0.6% of Total Investments)

       1,375   District of Columbia, Revenue Bonds, Catholic University of           10/09 at 101.00           AAA        1,417,900
                 America, Series 1999, 5.625%, 10/01/29 - AMBAC Insured

       1,335   Washington Convention Center Authority, District of Columbia,         10/16 at 100.00           AAA        1,102,817
                 Senior Lien Dedicated Tax Revenue Bonds, Series 2007, Residuals
                 1606, 8.033%, 10/01/30 - AMBAC Insured (IF)

       3,335   Washington DC Convention Center Authority, Dedicated Tax Revenue      10/16 at 100.00           AAA        2,754,977
                 Bonds, Residual Series 1730, 1731, 1736, 5.233%, 10/01/30 - AMBAC
                 Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------
       6,045   Total District of Columbia                                                                                 5,275,694
------------------------------------------------------------------------------------------------------------------------------------

-----
  70
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Florida - 2.3% (1.6% of Total Investments)

               Orange County Housing Finance Authority, Florida, Multifamily
               Housing Revenue Bonds, Oak Glen Apartments, Series 2001G:
$      1,105     5.400%, 12/01/32 - FSA Insured                                      12/11 at 100.00           AAA     $  1,093,077
       2,195     5.450%, 12/01/41 - FSA Insured                                      12/11 at 100.00           AAA        2,145,283

       4,175   Pace Property Finance Authority Inc., Florida, Utility System          9/08 at 101.00           AAA        4,266,224
                 Improvement and Revenue Refunding Bonds, Series 1997, 5.250%,
                 9/01/17 - AMBAC Insured

       5,455   South Miami Health Facilities Authority, Florida, Hospital             8/17 at 100.00           AA-        5,323,480
                 Revenue, Baptist Health System Obligation Group, Series 2007,
                 5.000%, 8/15/42

       1,000   Tolomato Community Development District, Florida, Special              5/18 at 100.00           N/R          978,620
                 Assessment Bonds, Series 2007, 6.650%, 5/01/40
------------------------------------------------------------------------------------------------------------------------------------
      13,930   Total Florida                                                                                             13,806,684
------------------------------------------------------------------------------------------------------------------------------------

               Georgia - 2.4% (1.6% of Total Investments)

       5,000   Atlanta, Georgia, Airport General Revenue Bonds, Series 2000B,         1/10 at 101.00            A+        5,023,400
                 5.625%, 1/01/30 - FGIC Insured (Alternative Minimum Tax)

       2,700   Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project,     12/11 at 101.00           AAA        3,193,182
                 Series 2001, 7.900%, 12/01/24 (Pre-refunded 12/01/11)

       2,000   Fulton County Residential Care Facilities Authority, Georgia,          7/17 at 100.00           N/R        1,514,100
                 Revenue Bonds, Elderly Care, Lenbrook Square Project, Series
                 2006A, 5.125%, 7/01/42

       3,740   Gainesville and Hall County Hospital Authority, Georgia, Revenue       5/11 at 100.00            A-(4)     4,006,999
                 Anticipation Certificates, Northeast Georgia Health Services
                 Inc., Series 2001, 5.500%, 5/15/31 (Pre-refunded 5/15/11)

         500   Gainesville Redevelopment Authority, Georgia, Educational              3/17 at 100.00           N/R          401,870
                 Facilities Revenue Bonds, Riverside Military Academy Project,
                 Series 2007, 5.125%, 3/01/37
------------------------------------------------------------------------------------------------------------------------------------
      13,940   Total Georgia                                                                                             14,139,551
------------------------------------------------------------------------------------------------------------------------------------

               Illinois - 19.4% (12.4% of Total Investments)

      16,000   Chicago Greater Metropolitan Water Area Sanitary District,            12/16 at 100.00           AAA       17,850,400
                 Illinois, General Obligation Bonds, Series 2006, 5.000%,
                 12/01/35 (UB)

       8,375   Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A,        1/11 at 101.00           AAA        8,674,825
                 5.500%, 1/01/19 - FSA Insured (Alternative Minimum Tax)

       1,750   Chicago, Illinois, Sales Tax Revenue Bonds, Series 1998, 5.250%,       7/08 at 102.00           AAA        1,781,150
                 1/01/28 - FGIC Insured

       4,950   Chicago, Illinois, Second Lien Passenger Facility Charge Revenue       1/11 at 101.00           AAA        4,900,550
                 Bonds, O'Hare International Airport, Series 2001A, 5.375%,
                 1/01/32 - AMBAC Insured (Alternative Minimum Tax)

       5,000   Chicago, Illinois, Second Lien Wastewater Transmission Revenue         1/11 at 100.00           AAA        5,361,400
                 Bonds, Series 2001A, 5.500%, 1/01/26 (Pre-refunded 1/01/11) -
                 AMBAC Insured

       2,220   Chicago, Illinois, Second Lien Wastewater Transmission Revenue           No Opt. Call           AAA        2,475,167
                 Bonds, Series 2001A, 5.500%, 1/01/16 - MBIA Insured

      10,000   Chicago, Illinois, Senior Lien Water Revenue Bonds, Series 2001,      11/11 at 100.00           AAA       10,751,700
                 5.000%, 11/01/26 (Pre-refunded 11/01/11) - AMBAC Insured

       1,665   Chicago, Illinois, Third Lien General Airport Revenue Bonds,           1/16 at 100.00            A1        1,623,408
                 O'Hare International Airport, Series 2005A, 5.000%, 1/01/33 -
                 FGIC Insured

       2,415   Illinois Finance Authority, General Obligation Debt Certificates,     12/14 at 100.00           Aaa        2,437,822
                 Local Government Program - Kankakee County, Series 2005B,
                 5.000%, 12/01/24 - AMBAC Insured

       2,385   Illinois Finance Authority, Revenue Bonds, Sherman Health Systems,     8/17 at 100.00            A-        2,236,844
                 Series 2007A, 5.500%, 8/01/37

       1,130   Illinois Health Facilities Authority, Revenue Bonds, Condell           5/10 at 101.00          Baa3        1,156,781
                 Medical Center, Series 2000, 6.500%, 5/15/30

                                                                           -----
                                                                            71
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Illinois (continued)

$      9,000   Illinois Health Facilities Authority, Revenue Bonds, Covenant         12/11 at 101.00           BBB    $   9,065,340
                 Retirement Communities Inc., Series 2001, 5.875%, 12/01/31

      15,000   Illinois Health Facilities Authority, Revenue Bonds, Loyola            7/11 at 100.00          Baa2(4)    16,480,350
                 University Health System, Series 2001A, 6.125%, 7/01/31
                 (Pre-refunded 7/01/11)

       5,000   Lake County School District 38, Big Hallow, Illinois, General            No Opt. Call           Aaa        2,528,350
                 Obligation Bonds, Series 2005, 0.000%, 2/01/22 - AMBAC Insured

       7,000   Lombard Public Facilities Corporation, Illinois, First Tier            1/16 at 100.00           N/R        7,139,580
                 Conference Center and Hotel Revenue Bonds, Series 2005A-1,
                 7.125%, 1/01/36

      16,900   Metropolitan Pier and Exposition Authority, Illinois, Revenue         12/09 at 101.00           AAA       17,244,760
                 Bonds, McCormick Place Expansion Project, Series 1999A, 5.250%,
                 12/15/28 - FGIC Insured

       2,000   Metropolitan Pier and Exposition Authority, Illinois, Revenue            No Opt. Call           AAA        2,208,440
                 Refunding Bonds, McCormick Place Expansion Project, Series
                 1998A, 5.500%, 6/15/29 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
     110,790   Total Illinois                                                                                           113,916,867
------------------------------------------------------------------------------------------------------------------------------------

               Indiana - 6.0% (3.8% of Total Investments)

               Clark-Pleasant Community School Building Corporation, Indiana,
               First Mortgage Bonds, Series 2001:
       1,255     5.000%, 7/15/21 (Pre-refunded 1/15/12) - AMBAC Insured               1/12 at 100.00           AAA        1,346,239
       1,000     5.000%, 1/15/26 (Pre-refunded 1/15/12) - AMBAC Insured               1/12 at 100.00           AAA        1,072,700

               Evansville Vanderburgh Public Library Lease Corporation, Indiana,
               First Mortgage Bonds, Series 2001:
       2,000     5.750%, 7/15/18 (Pre-refunded 1/15/12) - MBIA Insured                1/12 at 100.00           AAA        2,197,760
       2,750     5.125%, 1/15/24 (Pre-refunded 1/15/12) - MBIA Insured                1/12 at 100.00           AAA        2,961,943

       1,250   Hamilton Southeastern Cumberland Campus School Building                1/12 at 100.00           AAA        1,346,338
                 Corporation, Indiana, First Mortgage Bonds, Series 2001,
                 5.125%, 1/15/23 (Pre-refunded 1/15/12) - AMBAC Insured

       9,500   Indiana Educational Facilities Authority, Revenue Bonds, Butler        2/11 at 100.00           AAA        9,849,790
                 University, Series 2001, 5.500%, 2/01/26 - MBIA Insured

       4,230   Indiana Finance Authority, Educational Facilities Revenue Bonds,       6/15 at 100.00           Aa3        4,297,892
                 Tudor Park Foundation, Series 2005B, 5.000%, 6/01/24

       2,800   Indiana Health Facility Financing Authority, Revenue Bonds,            5/15 at 100.00           AAA        2,800,000
                 Community Hospitals of Indiana, Series 2005A, 5.000%, 5/01/35 -
                 AMBAC Insured

       3,500   University of Southern Indiana, Student Fee Bonds, Series 2001H,      10/11 at 100.00           Aaa        3,568,635
                 5.000%, 10/01/21 - AMBAC Insured

               Vigo County, Indiana, Hospital Authority, Union Hospital, Revenue
               Bonds, Series 2007:
       2,500     5.750%, 9/01/42                                                      9/17 at 100.00           N/R        2,189,350
       2,500     5.800%, 9/01/47                                                      9/17 at 100.00           N/R        2,175,850

       1,090   Wayne County Jail Holding Corporation, Indiana, First Mortgage         1/13 at 101.00           AAA        1,216,865
                 Bonds, Series 2001, 5.500%, 7/15/22 (Pre-refunded 1/15/13) -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      34,375   Total Indiana                                                                                             35,023,362
------------------------------------------------------------------------------------------------------------------------------------

               Iowa - 6.2% (4.0% of Total Investments)

       2,000   Iowa Finance Authority, Healthcare Revenue Bonds, Great River          5/11 at 100.00           Aaa        2,022,320
                 Medical Center, Series 2001, 5.250%, 5/15/31 - FSA Insured

               Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
               Revenue Bonds, Series 2001B:
      28,000     5.300%, 6/01/25 (Pre-refunded 6/01/11)                               6/11 at 101.00           AAA       29,906,518
       3,950     5.600%, 6/01/35 (Pre-refunded 6/01/11)                               6/11 at 101.00           AAA        4,300,168
------------------------------------------------------------------------------------------------------------------------------------
      33,950   Total Iowa                                                                                                36,229,006
------------------------------------------------------------------------------------------------------------------------------------

-----
  72
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Kansas - 0.3% (0.2% of Total Investments)

               Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks
               Hills Retirement, Series 2007B:
$      1,000     5.125%, 5/15/37                                                      5/14 at 103.00           N/R    $     825,360
       1,000     5.125%, 5/15/42                                                      5/14 at 103.00           N/R          814,140
------------------------------------------------------------------------------------------------------------------------------------
       2,000   Total Kansas                                                                                               1,639,500
------------------------------------------------------------------------------------------------------------------------------------

               Kentucky - 3.2% (2.1% of Total Investments)

      18,500   Louisville and Jefferson County Metropolitan Sewer District,          11/11 at 101.00           AAA       19,001,718
                 Kentucky, Sewer and Drainage System Revenue Bonds, Series
                 2001A, 5.125%, 5/15/27 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

               Louisiana - 4.6% (3.0% of Total Investments)

       2,000   Greystone Community Development District, Louisiana, Special          12/14 at 100.00           N/R        1,998,920
                 Assessment Bonds, Livingston Parish, Series 2007, 6.750%,
                 12/01/22

       3,000   Louisiana Local Government Environmental Facilities & Community       11/17 at 100.00           BB+        2,955,870
                 Development Authority, Revenue Bonds, Westlake Chemical
                 Corporation Project, Series 2007, 6.750%, 11/01/32

       3,700   Louisiana Public Facilities Authority, Revenue Bonds, Ochsner          5/17 at 100.00            A3        3,554,960
                 Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47

      19,890   Tobacco Settlement Financing Corporation, Louisiana, Tobacco           5/11 at 101.00           BBB       18,820,712
                 Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39
------------------------------------------------------------------------------------------------------------------------------------
      28,590   Total Louisiana                                                                                           27,330,462
------------------------------------------------------------------------------------------------------------------------------------

               Maine - 1.1% (0.7% of Total Investments)

               Maine State Housing Authority, Single Family Mortgage Purchase
               Bonds, Series 2001B:
       4,610     5.400%, 11/15/21 (Alternative Minimum Tax)                          11/10 at 100.00           AA+        4,641,809
       1,610     5.500%, 11/15/32 (Alternative Minimum Tax)                          11/10 at 100.00           AA+        1,627,807
------------------------------------------------------------------------------------------------------------------------------------
       6,220   Total Maine                                                                                                6,269,616
------------------------------------------------------------------------------------------------------------------------------------

               Maryland - 2.5% (1.6% of Total Investments)

       1,000   Howard County, Maryland, Retirement Community Revenue Bonds,           4/17 at 100.00           N/R          801,250
                 Vantage House, Series 2007B, 5.250%, 4/01/37

       1,570   Maryland Community Development Administration, Insured Multifamily     7/11 at 100.00           Aa2        1,576,924
                 Housing Mortgage Loan Revenue Bonds, Series 2001B, 5.250%,
                 7/01/21 (Alternative Minimum Tax)

       2,000   Maryland Economic Development Corporation, Revenue Bonds,             12/16 at 100.00           N/R        1,555,520
                 Chesapeake Bay  Hyatt Conference Center, Series 2006A, 5.000%,
                 12/01/31

      10,600   Maryland Energy Financing Administration, Revenue Bonds, AES           6/08 at 100.00           N/R       10,232,286
                 Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative
                 Minimum Tax)

         555   Maryland Health and Higher Educational Facilities Authority,           7/17 at 100.00          BBB+          478,321
                 Revenue Bonds, Mercy Ridge Retirement Community, Series 2007,
                 4.750%, 7/01/34
------------------------------------------------------------------------------------------------------------------------------------
      15,725   Total Maryland                                                                                            14,644,301
------------------------------------------------------------------------------------------------------------------------------------

               Massachusetts - 1.3% (0.9% of Total Investments)

       1,375   Massachusetts Development Finance Agency, Revenue Bonds, Orchard      10/12 at 102.00           BB-        1,229,883
                 Cove, Series 2007, 5.250%, 10/01/26

       1,000   Massachusetts Health and Educational Facilities Authority, Revenue     7/15 at 100.00          BBB-          904,650
                 Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30

       5,000   Massachusetts Port Authority, Special Facilities Revenue Bonds,        1/11 at 101.00           AAA        4,818,150
                 Delta Air Lines Inc., Series 2001A, 5.500%, 1/01/18 - AMBAC
                 Insured (Alternative Minimum Tax)

       1,155   Massachusetts Water Resources Authority, General Revenue Bonds,        2/17 at 100.00           AAA          909,978
                 Residual Trust 7039, 4.069%, 8/01/46 - FSA Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------
       8,530   Total Massachusetts                                                                                        7,862,661
------------------------------------------------------------------------------------------------------------------------------------

                                                                           -----
                                                                            73
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Michigan - 9.8% (6.3% of Total Investments)

$     15,000   Detroit City School District, Wayne County, Michigan, Unlimited          No Opt. Call           AAA    $  17,503,350
                 Tax School Building and Site Improvement Bonds, Series 2001A,
                 6.000%, 5/01/29 - FSA Insured

       2,000   Garden City Hospital Finance Authority, Michigan, Revenue Bonds,       8/17 at 100.00           N/R        1,539,180
                 Garden City Hospital Obligated Group, Series 2007A, 5.000%,
                 8/15/38

      11,000   Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum     7/11 at 101.00            AA(4)    11,983,730
                 Health, Series 2001A, 5.500%, 1/15/31 (Pre-refunded 7/15/11)

       1,235   Michigan State Building Authority, Revenue Bonds, Facilities          10/11 at 100.00            A+        1,308,371
                 Program, Series 2001I, 5.500%, 10/15/18

       1,355   Michigan State Hospital Finance Authority, Hospital Revenue Bonds,     8/08 at 101.00           Ba3        1,222,047
                 Detroit Medical Center Obligated Group, Series 1998A, 5.250%,
                 8/15/23

       3,485   Michigan State Hospital Finance Authority, Hospital Revenue              No Opt. Call           AAA        3,772,164
                 Refunding Bonds, Sisters of Mercy Health Corporation, Series
                 1993P, 5.375%, 8/15/14 - MBIA Insured (ETM)

               Michigan State Hospital Finance Authority, Hospital Revenue
               Refunding Bonds, Sparrow Obligated Group, Series 2001:
       1,400     5.500%, 11/15/21 (Pre-refunded 11/15/11)                            11/11 at 101.00            A+(4)     1,533,812
       2,500     5.625%, 11/15/31 (Pre-refunded 11/15/11)                            11/11 at 101.00            A+(4)     2,749,375

       3,500   Michigan State Hospital Finance Authority, Revenue Bonds, Trinity     12/16 at 100.00            AA        3,490,235
                 Health Care Group, Series 2006A, 5.000%, 12/01/31

      12,640   Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue      11/11 at 100.00           AAA       12,794,208
                 Bonds, William Beaumont Hospital, Series 2001M, 5.250%,
                 11/15/31 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
      54,115   Total Michigan                                                                                            57,896,472
------------------------------------------------------------------------------------------------------------------------------------

               Minnesota - 0.6% (0.4% of Total Investments)

       2,290   Dakota County Community Development Agency, Minnesota, GNMA           10/11 at 105.00           Aaa        2,335,571
                 Collateralized Multifamily Housing Revenue Bonds, Rose
                 Apartments Project, Series 2001, 6.350%, 10/20/37 (Alternative
                 Minimum Tax)

       1,375   Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions     8/16 at 100.00           N/R        1,117,944
                 Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36
------------------------------------------------------------------------------------------------------------------------------------
       3,665   Total Minnesota                                                                                            3,453,515
------------------------------------------------------------------------------------------------------------------------------------

               Mississippi - 0.9% (0.6% of Total Investments)

       2,155   Mississippi Business Finance Corporation, GNMA Collateralized          5/09 at 103.00           AAA        2,163,469
                 Retirement Facility Mortgage Revenue Refunding Bonds,
                 Aldersgate Retirement Community Inc. Project, Series 1999A,
                 5.450%, 5/20/34

       3,000   Mississippi Hospital Equipment and Facilities Authority, Revenue       9/14 at 100.00            AA        3,015,960
                 Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%,
                 9/01/24
------------------------------------------------------------------------------------------------------------------------------------
       5,155   Total Mississippi                                                                                          5,179,429
------------------------------------------------------------------------------------------------------------------------------------

               Missouri - 2.9% (1.9% of Total Investments)

       1,495   Cape Girardeau County Industrial Development Authority, Missouri,      6/17 at 100.00           N/R        1,268,134
                 Health Facilities Revenue Bonds, Southeast Missouri Hospital
                 Association, Series 2007, 5.000%, 6/01/36

       1,000   Clinton County Industrial Development Authority, Missouri, Revenue    12/17 at 100.00           N/R          806,120
                 Bonds, Cameron Regional Medical Center, Series 2007, 5.000%,
                 12/01/32

       1,825   Fenton, Missouri, Tax Increment Refunding and Improvement Revenue     10/12 at 100.00           N/R(4)     2,053,326
                 Bonds, Gravois Bluffs Redevelopment Project, Series 2002,
                 6.125%, 10/01/21 (Pre-refunded 10/01/12)

               Missouri Development Finance Board, Cultural Facilities Revenue
               Bonds, Nelson Gallery Foundation, Series 2001A:
       3,335     5.250%, 12/01/19 - MBIA Insured                                     12/11 at 100.00           AAA        3,491,578
       3,510     5.250%, 12/01/20 - MBIA Insured                                     12/11 at 100.00           AAA        3,674,795
       3,695     5.250%, 12/01/21 - MBIA Insured                                     12/11 at 100.00           AAA        3,868,480
       2,040     5.250%, 12/01/22 - MBIA Insured                                     12/11 at 100.00           AAA        2,129,189
------------------------------------------------------------------------------------------------------------------------------------
      16,900   Total Missouri                                                                                            17,291,622
------------------------------------------------------------------------------------------------------------------------------------

-----
  74
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Montana - 0.8% (0.5% of Total Investments)

$      5,000   Montana Board of Investments, Exempt Facility Revenue Bonds,           7/10 at 101.00            B+    $   4,838,150
                 Stillwater Mining Company, Series 2000, 8.000%, 7/01/20
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
               Nebraska - 1.7% (1.1% of Total Investments)

               Nebraska Investment Finance Authority, Single Family Housing
               Revenue Bonds, Series 2001D:
       2,245     5.250%, 9/01/21 (Alternative Minimum Tax)                            9/11 at 100.00           AAA        2,267,719
       3,015     5.375%, 9/01/32 (Alternative Minimum Tax)                            9/11 at 100.00           AAA        3,047,291

       4,490   Omaha Public Power District, Nebraska, Separate Electric System        2/17 at 100.00           AAA        4,444,247
                 Revenue Bonds, Nebraska City 2, Series 2006A, 5.000%, 2/01/49 -
                 AMBAC Insured (UB)
------------------------------------------------------------------------------------------------------------------------------------
       9,750   Total Nebraska                                                                                             9,759,257
------------------------------------------------------------------------------------------------------------------------------------

               Nevada - 1.3% (0.8% of Total Investments)

       2,000   Director of Nevada State Department of Business and Industry,          1/10 at 100.00           AAA        1,598,000
                 Revenue Bonds, Las Vegas Monorail Project, First Tier, Series
                 2000, 5.375%, 1/01/40 - AMBAC Insured

       4,000   Director of Nevada State Department of Business and Industry,          1/10 at 102.00           N/R        1,275,400
                 Revenue Bonds, Las Vegas Monorail Project, Second Tier, Series
                 2000, 7.375%, 1/01/40

         200   Nevada Housing Division, Single Family Mortgage Bonds, Senior         10/08 at 101.50           Aaa          201,866
                 Series 1998A-1, 5.300%, 4/01/18 (Alternative Minimum Tax)

       4,290   University of Nevada, Revenue Bonds, Community College System,         1/12 at 100.00           AA-(4)     4,636,031
                 Series 2001A, 5.250%, 7/01/26 (Pre-refunded 1/01/12) - FGIC
                 Insured
------------------------------------------------------------------------------------------------------------------------------------
      10,490   Total Nevada                                                                                               7,711,297
------------------------------------------------------------------------------------------------------------------------------------

               New Hampshire - 0.4% (0.2% of Total Investments)

       2,000   New Hampshire Health and Education Authority, Hospital Revenue        10/11 at 101.00           Aaa        2,126,240
                 Bonds, Concord Hospital, Series 2001, 5.500%, 10/01/21 - FSA
                 Insured
------------------------------------------------------------------------------------------------------------------------------------

               New Jersey - 3.9% (2.5% of Total Investments)

      10,000   New Jersey Economic Development Authority, Water Facilities           11/12 at 101.00           Aaa        9,731,300
                 Revenue Bonds, American Water Company, Series 2002A, 5.250%,
                 11/01/32 - AMBAC Insured (Alternative Minimum Tax)

         115   New Jersey Health Care Facilities Financing Authority, Revenue         7/13 at 100.00           Ba2           96,064
                 Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/33

       4,125   New Jersey Transit Corporation, Certificates of Participation,           No Opt. Call           AAA        4,509,161
                 Federal Transit Administration Grants, Series 2002A, 5.500%,
                 9/15/13 - AMBAC Insured

      20,000   New Jersey Transportation Trust Fund Authority, Transportation           No Opt. Call           AAA        7,021,600
                 System Bonds, Series 2006C, 0.000%, 12/15/28 - AMBAC Insured

       2,000   Tobacco Settlement Financing Corporation, New Jersey, Tobacco          6/17 at 100.00           BBB        1,581,840
                 Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34
------------------------------------------------------------------------------------------------------------------------------------
      36,240   Total New Jersey                                                                                          22,939,965
------------------------------------------------------------------------------------------------------------------------------------

               New York - 3.9% (2.5% of Total Investments)

         900   Albany Industrial Development Agency, New York, Revenue Bonds,         4/17 at 100.00           N/R          793,170
                 Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/32

       1,780   East Rochester Housing Authority, New York, GNMA Secured Revenue      10/11 at 101.00           AAA        1,802,375
                 Bonds, Gates Senior Housing Inc., Series 2001, 5.300%, 4/20/31

         220   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,      2/17 at 100.00           AAA          175,736
                 Driver Trust 1649, 2006, 6.799%, 2/15/47 - MBIA Insured (IF)

       4,360   Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,      2/17 at 100.00           AAA        4,067,488
                 Series 2006A, 4.500%, 2/15/47 - MBIA Insured (UB)

       4,155   Monroe County Airport Authority, New York, Revenue Refunding             No Opt. Call           AAA        4,416,183
                 Bonds, Greater Rochester International Airport, Series 1999,
                 5.750%, 1/01/13 - MBIA Insured (Alternative Minimum Tax)

                                                                           -----
                                                                            75
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               New York (continued)

$      7,000   New York City Industrial Development Agency, New York, American        8/16 at 101.00             B    $   6,863,640
                 Airlines-JFK International Airport Special Facility Revenue
                 Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)

       1,715   New York City, New York, General Obligation Bonds, Fiscal Series       8/12 at 100.00           AAA        1,844,757
                 2002G, 5.625%, 8/01/20 - MBIA Insured

         785   New York City, New York, General Obligation Bonds, Fiscal Series       8/12 at 100.00           Aaa          870,463
                 2002G, 5.625%, 8/01/20 (Pre-refunded 8/01/12) - MBIA Insured

       2,000   New York State Tobacco Settlement Financing Corporation, Tobacco       6/11 at 100.00           AA-        2,087,400
                 Settlement Asset-Backed and State Contingency Contract-Backed
                 Bonds, Series 2003B-1C, 5.500%, 6/01/16
------------------------------------------------------------------------------------------------------------------------------------
      22,915   Total New York                                                                                            22,921,212
------------------------------------------------------------------------------------------------------------------------------------

               North Carolina - 0.8% (0.5% of Total Investments)

       1,200   Charlotte-Mecklenburg Hospital Authority, North Carolina, Health       1/17 at 100.00           AA-        1,191,852
                 Care System Revenue Bonds, Carolinas Health Care, Series 2007A,
                 5.000%, 1/15/31

       1,750   Charlotte-Mecklenburg Hospital Authority, North Carolina,              1/15 at 100.00           AA-(4)     1,887,673
                 Healthcare System Revenue Bonds, DBA Carolinas Healthcare
                 System, Series 2005A, 4.875%, 1/15/32 (Pre-refunded 1/15/15)

       1,800   North Carolina Municipal Power Agency 1, Catawba Electric Revenue        No Opt. Call            A2        1,904,436
                 Bonds, Series 2003A, 5.500%, 1/01/13
------------------------------------------------------------------------------------------------------------------------------------
       4,750   Total North Carolina                                                                                       4,983,961
------------------------------------------------------------------------------------------------------------------------------------

               Ohio - 3.2% (2.0% of Total Investments)

               Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
               Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
       3,535     5.125%, 6/01/24                                                      6/17 at 100.00           BBB        3,329,723
         710     5.875%, 6/01/30                                                      6/17 at 100.00           BBB          660,655
         685     5.750%, 6/01/34                                                      6/17 at 100.00           BBB          619,233
       1,570     5.875%, 6/01/47                                                      6/17 at 100.00           BBB        1,389,324

       1,715   Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities           9/08 at 101.50           Aaa        1,724,776
                 Program Residential Mortgage Revenue Bonds, Series 1998A-1,
                 5.300%, 9/01/19 - FSA Insured (Alternative Minimum Tax)

       7,200   Ohio Water Development Authority, Solid Waste Disposal Revenue         9/09 at 102.00           N/R        7,228,440
                 Bonds, Bay Shore Power, Series 1998B, 6.625%, 9/01/20
                 (Alternative Minimum Tax)

               Portage County, Ohio, General Obligation Bonds, Series 2001:
       1,870     5.000%, 12/01/21 - FGIC Insured                                     12/11 at 100.00            AA        1,931,130
       1,775     5.000%, 12/01/23 - FGIC Insured                                     12/11 at 100.00            AA        1,819,251
------------------------------------------------------------------------------------------------------------------------------------
      19,060   Total Ohio                                                                                                18,702,532
------------------------------------------------------------------------------------------------------------------------------------

               Oklahoma - 2.6% (1.7% of Total Investments)

               Oklahoma Development Finance Authority, Revenue Bonds, Saint John
               Health System, Series 2007:
       6,000     5.000%, 2/15/37                                                      2/17 at 100.00           AA-        5,909,520
       2,735     5.000%, 2/15/42                                                      2/17 at 100.00           AA-        2,673,709

       2,500   Oklahoma Development Finance Authority, Revenue Refunding Bonds,       8/09 at 101.00           AAA        2,623,000
                 Hillcrest Healthcare System, Series 1999A, 5.625%, 8/15/29
                 (Pre-refunded 8/15/09)

       4,305   Tulsa County Industrial Authority, Oklahoma, Health Care Revenue      12/16 at 100.00            AA        4,246,667
                 Bonds, Saint Francis Health System, Series 2006, 5.000%,
                 12/15/36
------------------------------------------------------------------------------------------------------------------------------------
      15,540   Total Oklahoma                                                                                            15,452,896
------------------------------------------------------------------------------------------------------------------------------------

-----
  76
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Oregon - 2.5% (1.6% of Total Investments)

$      4,700   Oregon Health, Housing, Educational and Cultural Facilities           11/11 at 101.00           AAA    $   4,839,355
                 Authority, Revenue Bonds, PeaceHealth Project, Series 2001,
                 5.250%, 11/15/21 - AMBAC Insured

      10,000   Oregon Housing and Community Services Department, Multifamily          7/10 at 100.00           Aaa       10,043,300
                 Housing Revenue Bonds, Series 2000A, 6.050%, 7/01/42
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      14,700   Total Oregon                                                                                              14,882,655
------------------------------------------------------------------------------------------------------------------------------------

               Pennsylvania - 2.1% (1.3% of Total Investments)

               Allegheny County Hospital Development Authority, Pennsylvania,
               Revenue Bonds, West Penn Allegheny Health System, Series 2000B:
       2,000     9.250%, 11/15/22 (Pre-refunded 11/15/10)                            11/10 at 102.00           AAA        2,354,040
       2,000     9.250%, 11/15/30 (Pre-refunded 11/15/10)                            11/10 at 102.00           AAA        2,354,040

         500   Bucks County Industrial Development Authority, Pennsylvania,           3/17 at 100.00           BBB          416,010
                 Charter School Revenue Bonds, School Lane Charter School,
                 Series 2007A, 5.000%, 3/15/37

       3,500   Pennsylvania Economic Development Financing Authority, Senior          7/08 at 100.00            B+        3,500,595
                 Lien Resource Recovery Revenue Bonds, Northampton Generating
                 Project, Series 1994A, 6.600%, 1/01/19 (Alternative Minimum Tax)

       3,205   Philadelphia School District, Pennsylvania, General Obligation         8/12 at 100.00           Aa3(4)     3,548,512
                 Bonds, Series 2002B, 5.625%, 8/01/16 (Pre-refunded 8/01/12) -
                 FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
      11,205   Total Pennsylvania                                                                                        12,173,197
------------------------------------------------------------------------------------------------------------------------------------

               Puerto Rico - 0.4% (0.3% of Total Investments)

       2,500   Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue         8/17 at 100.00            A+        2,505,225
                 Bonds, Series 2007A, 5.250%, 8/01/57
------------------------------------------------------------------------------------------------------------------------------------

               South Carolina - 1.3% (0.8% of Total Investments)

       6,850   South Carolina Transportation Infrastructure Bank, Revenue Bonds,     10/11 at 100.00           Aaa        7,466,432
                 Series 2001A, 5.500%, 10/01/22 (Pre-refunded 10/01/11) - AMBAC
                 Insured
------------------------------------------------------------------------------------------------------------------------------------

               Tennessee - 1.9% (1.2% of Total Investments)

       3,680   Knox County Health, Educational and Housing Facilities Board,           1/17 at 30.07            A-          495,917
                 Tennessee, Hospital Revenue Refunding Bonds, Covenant Health,
                 Series 2006, 0.000%, 1/01/41

       5,210   Memphis-Shelby County Airport Authority, Tennessee, Airport            3/11 at 100.00           AAA        5,499,103
                 Revenue Bonds, Series 2001A, 5.500%, 3/01/14 - FSA Insured
                 (Alternative Minimum Tax)

         275   Sullivan County Health Educational and Housing Facilities Board,       9/16 at 100.00          BBB+          247,038
                 Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C,
                 5.250%, 9/01/36

               Sumner County Health, Educational, and Housing Facilities Board,
               Tennessee, Revenue Refunding Bonds, Sumner Regional Health System
               Inc., Series 2007:
         800     5.500%, 11/01/37                                                    11/17 at 100.00           N/R          743,944
       2,800     5.500%, 11/01/46                                                    11/17 at 100.00           N/R        2,538,844

         745   Tennessee Housing Development Agency, Homeownership Program            1/09 at 101.00            AA          746,825
                 Bonds, Series 1998-2, 5.350%, 7/01/23 (Alternative Minimum Tax)

         760   Tennessee Housing Development Agency, Homeownership Program            7/11 at 100.00            AA          761,262
                 Bonds, Series 2001-3A, 5.200%, 7/01/22 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      14,270   Total Tennessee                                                                                           11,032,933
------------------------------------------------------------------------------------------------------------------------------------

                                                                           -----
                                                                            77
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Texas - 17.4% (11.2% of Total Investments)

$      5,445   Board of Regents, University of Texas System, Financing System         2/17 at 100.00           AAA    $   4,681,545
                 Revenue Bonds, Series 2006F, 4.250%, 8/15/36 (UB)

       1,125   Brushy Creek Municipal Utility District, Williamson County,            6/09 at 100.00           Aaa        1,132,571
                 Texas, Combination Unlimited Tax and Revenue Refunding Bonds,
                 Series 2001, 5.125%, 6/01/26 - FSA Insured

               Collins and Denton Counties, Frisco, Texas, General Obligation
               Bonds, Series 2001:
       1,910     5.000%, 2/15/20 - FGIC Insured                                       2/11 at 100.00           AA-        1,954,541
       2,005     5.000%, 2/15/21 - FGIC Insured                                       2/11 at 100.00           AA-        2,041,692

       3,850   Dallas-Ft. Worth International Airport, Texas, Joint Revenue          11/11 at 100.00            A+        3,769,843
                 Refunding and Improvement Bonds, Series 2001A, 5.500%, 11/01/35 -
                 FGIC Insured (Alternative Minimum Tax)

       5,000   Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional        9/14 at 100.00           N/R        5,079,650
                 Health System, Series 2004A, 7.000%, 9/01/25

       4,040   Harris County, Texas, Tax and Revenue Certificates of Obligation,      8/11 at 100.00           AAA        4,102,135
                 Series 2001, 5.000%, 8/15/27

       6,000   Houston, Texas, Junior Lien Water and Sewerage System Revenue            No Opt. Call           AAA        6,773,700
                 Refunding Bonds, Series 2001B, 5.500%, 12/01/29 - MBIA Insured
                 (ETM)

       7,000   Houston, Texas, Subordinate Lien Airport System Revenue Bonds,         7/08 at 101.00            A+        7,046,830
                 Series 1998B, 5.250%, 7/01/14 - FGIC Insured (Alternative Minimum
                 Tax)

               Houston, Texas, Subordinate Lien Airport System Revenue Refunding
               Bonds, Series 2001A:
       2,525     5.500%, 7/01/13 - FGIC Insured (Alternative Minimum Tax)             1/12 at 100.00            A+        2,605,497
       2,905     5.500%, 7/01/14 - FGIC Insured (Alternative Minimum Tax)             1/12 at 100.00            A+        2,985,236

       4,735   Hutto Independent School District, Williamson County, Texas,           8/16 at 100.00           AAA        4,194,026
                 General Obligation Bonds, Series 2007, Residuals 07-1001,
                 8.867%, 8/01/43 (IF)

               Jefferson County Health Facilities Development Corporation,
               Texas, FHA-Insured Mortgage Revenue Bonds, Baptist Hospital of
               Southeast Texas, Series 2001:
       8,500     5.400%, 8/15/31 - AMBAC Insured                                      8/11 at 100.00           AAA        8,663,285
       8,500     5.500%, 8/15/41 - AMBAC Insured                                      8/11 at 100.00           AAA        8,688,105

      10,700   Laredo Independent School District, Webb County, Texas, General        8/11 at 100.00           AAA       10,895,168
                 Obligation Refunding Bonds, Series 2001, 5.000%, 8/01/25

       2,500   Matagorda County Navigation District 1, Texas, Collateralized            No Opt. Call           AAA        2,341,825
                 Revenue Refunding Bonds, Houston Light and Power Company,
                 Series 1997, 5.125%, 11/01/28 - AMBAC Insured (Alternative
                 Minimum Tax)

       3,045   Port of Houston Authority, Harris County, Texas, General              10/11 at 100.00           AA+        3,084,646
                 Obligation Port Improvement Bonds, Series 2001B, 5.500%,
                 10/01/17 - FGIC Insured (Alternative Minimum Tax)

       7,300   Tarrant County Cultural & Educational Facilities Financing             2/17 at 100.00           AA-        7,191,595
                 Corporation, Texas, Revenue Bonds, Series 2007A, 5.000%, 2/15/36

      10,485   Texas Department of Housing and Community Affairs, Residential         7/11 at 100.00           AAA       10,753,521
                 Mortgage Revenue Bonds, Series 2001A, 5.350%, 7/01/33
                 (Alternative Minimum Tax)

               White Settlement Independent School District, Tarrant County,
               Texas, General Obligation Bonds, Series 2006:
       9,110     0.000%, 8/15/37                                                       8/15 at 31.98           AAA        1,776,268
       9,110     0.000%, 8/15/40                                                       8/15 at 27.11           AAA        1,480,375
       7,110     0.000%, 8/15/44                                                       8/15 at 21.88           AAA          913,422
------------------------------------------------------------------------------------------------------------------------------------
     122,900   Total Texas                                                                                              102,155,476
------------------------------------------------------------------------------------------------------------------------------------

-----
  78
-----

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Utah - 0.7% (0.4% of Total Investments)

               Utah Housing Corporation, Single Family Mortgage Bonds, Series
               2001E:
$      1,315     5.200%, 1/01/18 (Alternative Minimum Tax)                            7/11 at 100.00           AA-    $   1,355,607
         315     5.500%, 1/01/23 (Alternative Minimum Tax)                            7/11 at 100.00           Aaa          325,042

               Utah Housing Corporation, Single Family Mortgage Bonds, Series
                 2001F-1:
       1,765     4.950%, 7/01/18 (Alternative Minimum Tax)                            7/11 at 100.00           AA-        1,794,476
         420     5.300%, 7/01/23 (Alternative Minimum Tax)                            7/11 at 100.00           Aaa          428,438
------------------------------------------------------------------------------------------------------------------------------------
       3,815   Total Utah                                                                                                 3,903,563
------------------------------------------------------------------------------------------------------------------------------------

               Virginia - 1.1% (0.7% of Total Investments)

       1,000   Chesterfield County Health Center Commission, Virginia, Mortgage      12/15 at 100.00           N/R          884,610
                 Revenue Bonds, Lucy Corr Village, Series 2005, 5.375%, 12/01/28

       7,000   Pocahontas Parkway Association, Virginia, Senior Lien Revenue           8/08 at 77.58           AAA        5,399,870
                 Bonds, Route 895 Connector Toll Road, Series 1998B, 0.000%,
                 8/15/13 (Pre-refunded 8/15/08)
------------------------------------------------------------------------------------------------------------------------------------
       8,000   Total Virginia                                                                                             6,284,480
------------------------------------------------------------------------------------------------------------------------------------

               Washington - 15.6% (10.0% of Total Investments)

               Bellingham Housing Authority, Washington, Housing Revenue Bonds,
               Varsity Village Project, Series 2001A:
       1,000     5.500%, 12/01/27 - MBIA Insured                                     12/11 at 100.00           Aaa        1,047,910
       2,000     5.600%, 12/01/36 - MBIA Insured                                     12/11 at 100.00           Aaa        2,084,320

      12,955   Port of Seattle, Washington, Passenger Facility Charge Revenue        12/08 at 101.00           AAA       13,113,958
                 Bonds, Series 1998B, 5.300%, 12/01/16 - AMBAC Insured
                 (Alternative Minimum Tax)

               Port of Seattle, Washington, Revenue Bonds, Series 2001B:
       2,535     5.625%, 4/01/18 - FGIC Insured (Alternative Minimum Tax)            10/11 at 100.00           Aa2        2,570,617
      16,000     5.100%, 4/01/24 - FGIC Insured (Alternative Minimum Tax)            10/08 at 100.00           Aa2       15,491,040

       2,090   Public Utility District 1, Benton County, Washington, Electric        11/11 at 100.00           AAA        2,263,742
                 Revenue Refunding Bonds, Series 2001A, 5.625%, 11/01/15 - FSA
                 Insured

       5,680   Seattle, Washington, Municipal Light and Power Revenue Refunding       3/11 at 100.00           AAA        5,961,160
                 and Improvement Bonds, Series 2001, 5.500%, 3/01/18 - FSA
                 Insured

       4,530   Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds,      12/11 at 100.00           AAA        4,869,977
                 Series 2001, 5.250%, 12/01/21 (Pre-refunded 12/01/11) - AMBAC
                 Insured

       3,720   Washington State Healthcare Facilities Authority, Revenue Bonds,      10/11 at 100.00           Aaa        4,037,167
                 Children's Hospital and Regional Medical Center, Series 2001,
                 5.375%, 10/01/18 (Pre-refunded 10/01/11) - AMBAC Insured

               Washington State Healthcare Facilities Authority, Revenue Bonds,
               Good Samaritan Hospital, Series 2001:
       5,480     5.500%, 10/01/21 (Pre-refunded 10/01/11) - RAAI Insured             10/11 at 101.00            AA(4)     6,019,342
      25,435     5.625%, 10/01/31 (Pre-refunded 10/01/11) - RAAI Insured             10/11 at 101.00            AA(4)    28,041,322

               Washington State Healthcare Facilities Authority, Revenue Bonds,
               Group Health Cooperative of Puget Sound, Series 2001:
       3,005     5.375%, 12/01/17 - AMBAC Insured                                    12/11 at 101.00           AAA        3,152,726
       2,915     5.375%, 12/01/18 - AMBAC Insured                                    12/11 at 101.00           AAA        3,047,166
------------------------------------------------------------------------------------------------------------------------------------
      87,345   Total Washington                                                                                          91,700,447
------------------------------------------------------------------------------------------------------------------------------------

                                                                           -----
                                                                            79
                                                                           -----

    | Portfolio of INVESTMENTS April 30, 2008 (Unaudited)

   Principal                                                                           Optional Call
Amount (000)   Description (1)                                                        Provisions (2)   Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Wisconsin - 4.5% (2.9% of Total Investments)

               Appleton, Wisconsin, Waterworks Revenue Refunding Bonds,
               Series 2001:
$      3,705     5.375%, 1/01/20 (Pre-refunded 1/01/12) - FGIC Insured                1/12 at 100.00          Baa3(4) $   4,019,851
       1,850     5.000%, 1/01/21 (Pre-refunded 1/01/12) - FGIC Insured                1/12 at 100.00          Baa3(4)     1,983,237

      12,250   La Crosse, Wisconsin, Pollution Control Revenue Refunding Bonds,      12/08 at 102.00           Aaa       12,597,655
                 Dairyland Power Cooperative, Series 1997B, 5.550%, 2/01/15 -
                 AMBAC Insured

       1,000   Wisconsin Health and Educational Facilities Authority, Revenue         9/17 at 100.00          BBB+          852,090
                 Bonds, Franciscan Sisters of Christian Charity HealthCare
                 Ministry, Series 2007, 5.000%, 9/01/33

         350   Wisconsin Health and Educational Facilities Authority, Revenue        10/11 at 101.00           AA-          359,034
                 Bonds, Froedtert and Community Health Obligated Group, Series
                 2001, 5.375%, 10/01/30

       3,650   Wisconsin Health and Educational Facilities Authority, Revenue        10/11 at 101.00           AA-(4)     3,994,451
                 Bonds, Froedtert and Community Health Obligated Group, Series
                 2001, 5.375%, 10/01/30 (Pre-refunded 10/01/11)

       2,500   Wisconsin Health and Educational Facilities Authority, Revenue         2/12 at 100.00          BBB+        2,557,450
                 Bonds, Marshfield Clinic, Series 2001B, 6.000%, 2/15/25

          50   Wisconsin Health and Educational Facilities Authority, Revenue         8/13 at 100.00            A-           42,334
                 Bonds, Wheaton Franciscan Services Inc., Series 2003A, 5.125%,
                 8/15/33
------------------------------------------------------------------------------------------------------------------------------------
      25,355   Total Wisconsin                                                                                           26,406,102
------------------------------------------------------------------------------------------------------------------------------------
$    948,680   Total Long-Term Municipal Bonds (cost $899,612,942)                                                      910,034,481
============------------------------------------------------------------------------------------------------------------------------

      Shares   Description (1)                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
               Investment Companies - 0.3% (0.2% of Total Investments)

      28,699   BlackRock MuniHoldings Fund Inc.                                                                       $     423,884

      26,880   Dreyfus Strategic Municipal Fund                                                                             235,738

      27,920   PIMCO Municipal Income Fund II                                                                               392,276

      42,020   Van Kampen Investment Grade Municipal Trust                                                                  590,801

      19,260   Van Kampen Municipal Trust                                                                                   284,663
------------------------------------------------------------------------------------------------------------------------------------
               Total Investment Companies (cost $1,835,904)                                                               1,927,362
               ---------------------------------------------------------------------------------------------------------------------
               Total Long-Term Investments (cost $901,448,846) - 155.1%                                                 911,961,843
               ---------------------------------------------------------------------------------------------------------------------

   Principal
Amount (000)   Description (1)                                                                         Ratings (3)            Value
------------------------------------------------------------------------------------------------------------------------------------
               Short-Term Investments - 0.7% (0.4% of Total Investments)

$      3,925   Municipal Electric Authority of Georgia, General Resolution
                 Projects Subordinated Bonds, Series 2000B, Variable Rate Demand
                 Obligations, 2.560%, 1/01/20 - MBIA Insured (5)                                              A-1+    $   3,925,000
============------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (cost $3,925,000)                                                             3,925,000
               ---------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $905,373,846) - 155.8%                                                           915,886,843
               ---------------------------------------------------------------------------------------------------------------------
               Floating Rate Obligations - (6.3)%                                                                       (36,896,650)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 3.6%                                                                      20,823,747
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value - (53.1)% (6)                                                    (312,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                          $ 587,813,940
               =====================================================================================================================

-----
  80
-----

Forward Swaps outstanding at April 30, 2008:

                                      Fund                                       Fixed Rate                              Unrealized
                   Notional    Pay/Receive      Floating Rate    Fixed Rate         Payment  Effective  Termination    Appreciation
Counterparty         Amount  Floating Rate              Index  (Annualized)       Frequency   Date (7)         Date  (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan        $21,500,000            Pay               SIFM         4.383%      Quarterly    8/06/08      8/06/37      $2,067,687
UBS              15,000,000            Pay  3-Month USD-LIBOR         5.718   Semi-Annually    8/06/08      8/06/28       1,803,697
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,871,384
====================================================================================================================================

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate).

SIFM-Security Industry and Financial Markets Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA).


  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

       The Portfolio of Investments may reflect the ratings on certain bonds insured by AMBAC, FGIC, MBIA and XLCA as of April 30, 2008. Please see the Portfolio Managers' Commentary for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

  (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

  (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

  (6)  Preferred   Shares,  at  Liquidation  Value  as  a  percentage  of  total investments is (34.1)%.

  (7)  Effective   date   represents  the  date  on  which  both  the  Fund  and
       counterparty commence interest payment accruals on each forward swap contract.

  N/R  Not rated.

(ETM)  Escrowed to maturity.

 (IF)  Inverse floating rate investment.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                                                                           -----
                                                                            81
                                                                           -----

    | Statement of
    | ASSETS & LIABILITIES

                                                      April 30, 2008 (Unaudited)

                                       Performance        Municipal           Market       Dividend        Dividend       Dividend
                                              Plus        Advantage      Opportunity      Advantage     Advantage 2    Advantage 3
                                              (NPP)            (NMA)            (NMO)          (NAD)           (NXZ)          (NZF)
-----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at value (cost
   $1,329,591,698,
   $1,005,444,418,
   $1,027,440,585,
   $867,869,922, $669,154,065
   and $905,373,846,
   respectively)                   $ 1,373,594,153  $ 1,027,712,944  $ 1,052,593,656  $ 885,519,954  $  700,482,217  $ 915,886,843
Cash                                     2,712,521          229,721               --      4,146,187       1,431,511      5,346,624
Unrealized appreciation on
   forward swaps                                --               --               --             --              --      3,871,384
Receivables:
   Dividends and interest               20,590,181       17,192,419       15,809,825     13,414,745      11,799,516     15,404,140
   Investments sold                      1,265,000        4,141,550               --        395,000         540,000        244,320
Other assets                               142,261           89,733           91,366         79,814          44,917         71,444
-----------------------------------------------------------------------------------------------------------------------------------
      Total assets                   1,398,304,116    1,049,366,367    1,068,494,847    903,555,700     714,298,161    940,824,755
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                  --               --          373,164             --              --             --
Floating rate obligations               30,750,000       60,124,983       37,495,000     42,875,000      47,171,650     36,896,650
Payable for investments
   purchased                             3,324,861        1,957,500               --      1,957,500         911,574        982,104
Accrued expenses:
   Management fees                         672,396          491,613          512,676        358,096         253,057        302,880
   Other                                   341,935          246,137          244,649        208,652         139,847        191,804
Common share dividends payable           2,912,191        2,301,696        2,337,540      2,372,856       2,045,665      2,475,612
Preferred share dividends
   payable                                 173,180          129,148          113,108         86,204          43,817        161,765
-----------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                 38,174,563       65,251,077       41,076,137     47,858,308      50,565,610     41,010,815
-----------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation
   value                               479,000,000      358,000,000      380,000,000    295,000,000     222,000,000    312,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares                          $   881,129,553  $   626,115,290  $   647,418,710  $ 560,697,392  $  441,732,551  $ 587,813,940
===================================================================================================================================
Common shares outstanding               59,914,073       43,214,524       45,557,788     39,287,298      29,406,279     40,378,174
===================================================================================================================================
Net asset value per Common share
   outstanding (net assets
   applicable to Common shares,
   divided by Common shares
   outstanding)                    $         14.71  $         14.49  $         14.21  $       14.27  $        15.02  $       14.56
===================================================================================================================================
Net assets applicable to Common shares consist of:
-----------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value
   per share                       $       599,141  $       432,145  $       455,578  $     392,873  $      294,063  $     403,782
Paid-in surplus                        836,422,903      604,052,660      635,757,048    558,458,542     418,172,917    573,905,413
Undistributed (Over-distribution
   of) net investment income               409,037          910,696         (907,993)       173,660         (64,728)      (736,623)
Accumulated net realized gain
   (loss) from investments and
   derivative transactions                (303,983)      (1,548,737)     (13,038,994)   (15,977,715)     (7,997,853)      (143,013)
Net unrealized appreciation
   (depreciation) of investments
   and derivative transactions          44,002,455       22,268,526       25,153,071     17,650,032      31,328,152     14,384,381
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares                          $   881,129,553  $   626,115,290  $   647,418,710  $ 560,697,392  $  441,732,551  $ 587,813,940
===================================================================================================================================
Authorized shares:
   Common                              200,000,000      200,000,000      200,000,000      Unlimited       Unlimited      Unlimited
   Preferred                             1,000,000        1,000,000        1,000,000      Unlimited       Unlimited      Unlimited
===================================================================================================================================

                                 See accompanying notes to financial statements.

-----
  82
-----

    | Statement of
    | OPERATIONS

                                     Six Months Ended April 30, 2008 (Unaudited)

                                       Performance        Municipal           Market       Dividend        Dividend       Dividend
                                              Plus        Advantage      Opportunity      Advantage     Advantage 2    Advantage 3
                                              (NPP)            (NMA)            (NMO)          (NAD)           (NXZ)          (NZF)
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income                  $    35,858,282  $    27,753,789  $    27,866,072  $  24,046,823  $   18,839,529  $  24,502,232
-----------------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                          4,120,309        3,016,706        3,145,430      2,627,960       2,050,385      2,758,698
Preferred shares - auction fees            595,479          445,056          472,405        366,735         275,983        387,869
Preferred shares - dividend
   disbursing agent fees                    24,838           24,802           19,838         14,890          14,877         14,918
Shareholders' servicing agent
   fees and expenses                        67,512           41,856           44,088          5,948           2,486          3,261
Interest expense on floating
   rate obligations                        109,789          690,460          533,906        461,845         465,856        479,283
Custodian's fees and expenses              145,609           62,639           99,954         83,801          68,738         97,041
Directors'/Trustees' fees and
   expenses                                 12,905            9,515            9,323          7,868           6,221          8,535
Professional fees                           34,617           27,121           27,905         29,786          19,282         24,360
Shareholders' reports - printing
   and mailing expenses                     66,901           52,133           52,784         41,236          30,601         41,694
Stock exchange listing fees                 10,383            7,656            7,914          6,830           1,792          2,462
Investor relations expense                  84,710           61,910           65,008         52,791          40,216         54,076
Other expenses                              28,860           22,959           25,846         15,436          13,354         16,059
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian
   fee credit and expense
   reimbursement                         5,301,912        4,462,813        4,504,401      3,715,126       2,989,791      3,888,256
   Custodian fee credit                    (50,613)         (59,319)         (30,078)       (60,635)        (15,873)       (48,323)
   Expense reimbursement                        --               --               --       (430,563)       (640,650)      (904,863)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses                             5,251,299        4,403,494        4,474,323      3,223,928       2,333,268      2,935,070
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                   30,606,983       23,350,295       23,391,749     20,822,895      16,506,261     21,567,162
-----------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from
   investments                            (198,814)      (1,500,609)         137,347     (1,532,932)     (1,217,493)       215,587
Change in net unrealized
   appreciation (depreciation)
   of:
   Investments                         (32,051,804)     (28,416,372)     (28,354,695)   (23,646,296)    (13,959,698)   (22,207,100)
   Forward swaps                                --               --               --             --              --      2,399,265
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
   (loss)                              (32,250,618)     (29,916,981)     (28,217,348)   (25,179,228)    (15,177,191)   (19,592,248)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to Preferred
   Shareholders
From net investment income              (8,622,703)      (6,138,283)      (6,795,011)    (5,343,935)     (3,857,565)    (5,563,964)
From accumulated net realized
   gains                                        --         (363,253)              --             --              --             --
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to Common shares
   from distributions to
   Preferred shareholders               (8,622,703)      (6,501,536)      (6,795,011)    (5,343,935)     (3,857,565)    (5,563,964)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets applicable to Common
   shares from operations          $   (10,266,338) $   (13,068,222) $   (11,620,610) $  (9,700,268)  $  (2,528,495) $  (3,589,050)
===================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                           -----
                                                                            83
                                                                           -----

               | Statement of
               | CHANGES in NET ASSETS (Unaudited)

                                                       Performance Plus (NPP)        Municipal Advantage (NMA)
                                                   ------------------------------  ------------------------------
                                                      Six Months            Year      Six Months            Year
                                                           Ended           Ended           Ended           Ended
                                                         4/30/08        10/31/07         4/30/08        10/31/07
-----------------------------------------------------------------------------------------------------------------
Operations
Net investment income                              $  30,606,983   $  59,081,814   $  23,350,295   $  46,092,114
Net realized gain (loss) from:
   Investments                                          (198,814)       (114,084)     (1,500,609)      1,405,723
   Forward swaps                                              --              --              --              --
   Futures                                                    --              --              --              --
Change in net unrealized appreciation
   (depreciation) of:
   Investments                                       (32,051,804)    (27,296,563)    (28,416,372)    (28,042,883)
   Forward swaps                                              --              --              --              --
   Futures                                                    --              --              --              --
Distributions to Preferred shareholders:
   From net investment income                         (8,622,703)    (16,373,121)     (6,138,283)    (12,659,658)
   From accumulated net realized gains                        --        (858,202)       (363,253)             --
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares from operations                  (10,266,338)     14,439,844     (13,068,222)      6,795,296
-----------------------------------------------------------------------------------------------------------------

Distributions to Common Shareholders
From net investment income                           (20,670,365)    (44,830,422)    (16,594,376)    (36,025,128)
From accumulated net realized gains                           --      (2,765,395)     (1,028,506)             --
-----------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common
   shares from distributions to Common
   shareholders                                      (20,670,365)    (47,595,817)    (17,622,882)    (36,025,128)
-----------------------------------------------------------------------------------------------------------------

Capital Share Transactions
Net proceeds from Common shares issued to
   shareholders due to reinvestment of
   distributions                                              --              --              --       2,361,680
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares from capital share
   transactions                                               --              --              --       2,361,680
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares                                  (30,936,703)    (33,155,973)    (30,691,104)    (26,868,152)
Net assets applicable to Common shares at the
   beginning of period                               912,066,256     945,222,229     656,806,394     683,674,546
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the
   end of period                                   $ 881,129,553   $ 912,066,256   $ 626,115,290   $ 656,806,394
=================================================================================================================
Undistributed (Over-distribution of) net
   investment income at the end of period          $     409,037   $    (904,878)  $     910,696   $     293,060
=================================================================================================================


                                                      Market Opportunity (NMO)
                                                   ------------------------------
                                                      Six Months            Year
                                                           Ended           Ended
                                                         4/30/08        10/31/07
---------------------------------------------------------------------------------
Operations
Net investment income                              $  23,391,749   $  47,185,988
Net realized gain (loss) from:
   Investments                                           137,347      (2,764,433)
   Forward swaps                                              --              --
   Futures                                                    --              --
Change in net unrealized appreciation
   (depreciation) of:
   Investments                                       (28,354,695)    (22,450,181)
   Forward swaps                                              --              --
   Futures                                                    --              --
Distributions to Preferred shareholders:
   From net investment income                         (6,795,011)    (13,663,433)
   From accumulated net realized gains                        --              --
---------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares from operations                  (11,620,610)      8,307,941
---------------------------------------------------------------------------------

Distributions to Common Shareholders
From net investment income                           (16,537,481)    (34,547,696)
From accumulated net realized gains                           --              --
---------------------------------------------------------------------------------
Decrease in net assets applicable to Common
   shares from distributions to Common
   shareholders                                      (16,537,481)    (34,547,696)
---------------------------------------------------------------------------------

Capital Share Transactions
Net proceeds from Common shares issued to
   shareholders due to reinvestment of
   distributions                                              --         257,295
---------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares from capital share
   transactions                                               --         257,295
---------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares                                  (28,158,091)    (25,982,460)
Net assets applicable to Common shares at the
   beginning of period                               675,576,801     701,559,261
---------------------------------------------------------------------------------
Net assets applicable to Common shares at the
   end of period                                   $ 647,418,710   $ 675,576,801
=================================================================================
Undistributed (Over-distribution of) net
   investment income at the end of period          $    (907,993)  $    (967,250)
=================================================================================

                                 See accompanying notes to financial statements.

-----
  84
-----

                                                      Dividend Advantage (NAD)       Dividend Advantage 2 (NXZ)
                                                   ------------------------------  ------------------------------
                                                      Six Months            Year      Six Months            Year
                                                           Ended           Ended           Ended           Ended
                                                         4/30/08        10/31/07         4/30/08        10/31/07
-----------------------------------------------------------------------------------------------------------------
Operations
Net investment income                              $  20,822,895   $  40,737,006   $  16,506,261   $  33,194,589
Net realized gain (loss) from:
   Investments                                        (1,532,932)      2,375,892      (1,217,493)     (1,406,045)
   Forward swaps                                              --              --              --              --
   Futures                                                    --              --              --              --
Change in net unrealized appreciation
   (depreciation) of:
   Investments                                       (23,646,296)    (25,931,805)    (13,959,698)    (11,366,291)
   Forward swaps                                              --              --              --              --
   Futures                                                    --              --              --              --
Distributions to Preferred shareholders:
   From net investment income                         (5,343,935)    (10,593,575)     (3,857,565)     (7,987,669)
   From accumulated net realized gains                        --              --              --              --
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares from operations                   (9,700,268)      6,587,518      (2,528,495)     12,434,584
-----------------------------------------------------------------------------------------------------------------

Distributions to Common Shareholders
From net investment income                           (15,098,111)    (31,716,407)    (12,877,438)    (26,454,214)
From accumulated net realized gains                           --              --              --              --
-----------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common
   shares from distributions to Common
   shareholders                                      (15,098,111)    (31,716,407)    (12,877,438)    (26,454,214)
-----------------------------------------------------------------------------------------------------------------

Capital Share Transactions
Net proceeds from Common shares issued to
   shareholders due to reinvestment of
   distributions                                              --         308,799         146,926         821,897
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares from capital share
   transactions                                               --         308,799         146,926         821,897
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares                                  (24,798,379)    (24,820,090)    (15,259,007)    (13,197,733)
Net assets applicable to Common shares at the
   beginning of period                               585,495,771     610,315,861     456,991,558     470,189,291
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the
   end of period                                   $ 560,697,392   $ 585,495,771   $ 441,732,551   $ 456,991,558
=================================================================================================================
Undistributed (Over-distribution of) net
   investment income at the end of period          $     173,660   $    (207,189)  $     (64,728)  $     164,014
=================================================================================================================

                                                     Dividend Advantage 3 (NZF)
                                                   ------------------------------
                                                      Six Months            Year
                                                           Ended           Ended
                                                         4/30/08        10/31/07
---------------------------------------------------------------------------------
Operations
Net investment income                              $  21,567,162   $  43,162,296
Net realized gain (loss) from:
   Investments                                           215,587         172,182
   Forward swaps                                              --        (455,000)
   Futures                                                    --        (418,916)
Change in net unrealized appreciation
   (depreciation) of:
   Investments                                       (22,207,100)    (18,402,081)
   Forward swaps                                       2,399,265       1,331,159
   Futures                                                    --        (129,711)
Distributions to Preferred shareholders:
   From net investment income                         (5,563,964)    (11,080,897)
   From accumulated net realized gains                        --        (226,888)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares from operations                   (3,589,050)     13,952,144
---------------------------------------------------------------------------------

Distributions to Common Shareholders
From net investment income                           (15,505,219)    (33,803,641)
From accumulated net realized gains                           --        (798,769)
---------------------------------------------------------------------------------
Decrease in net assets applicable to Common
   shares from distributions to Common
   shareholders                                      (15,505,219)    (34,602,410)
---------------------------------------------------------------------------------

Capital Share Transactions
Net proceeds from Common shares issued to
   shareholders due to reinvestment of
   distributions                                              --         722,964
---------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares from capital share
   transactions                                               --         722,964
---------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares                                  (19,094,269)    (19,927,302)
Net assets applicable to Common shares at the
   beginning of period                               606,908,209     626,835,511
---------------------------------------------------------------------------------
Net assets applicable to Common shares at the
   end of period                                   $ 587,813,940   $ 606,908,209
=================================================================================
Undistributed (Over-distribution of) net
   investment income at the end of period          $    (736,623)  $  (1,234,602)
=================================================================================

                                 See accompanying notes to financial statements.

                                                                           -----
                                                                            85
                                                                           -----

    | Notes to
    | FINANCIAL STATEMENTS (Unaudited)

1. General Information and Significant Accounting Policies

The funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen Performance Plus Municipal Fund, Inc. (NPP), Nuveen Municipal Advantage Fund, Inc. (NMA), Nuveen Municipal Market Opportunity Fund, Inc. (NMO), Nuveen Dividend Advantage Municipal Fund (NAD), Nuveen Dividend Advantage Municipal Fund 2 (NXZ) and Nuveen Dividend Advantage Municipal Fund 3
(NZF) (collectively, the "Funds"). Performance Plus (NPP), Municipal Advantage
(NMA), Market Opportunity (NMO) and Dividend Advantage (NAD) are traded on the New York Stock Exchange while Dividend Advantage 2 (NXZ) and Dividend Advantage 3 (NZF) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. Futures contracts are valued using the closing settlement price, or, in the absence of such a price, at the mean of the bid and asked prices. If the pricing service is unable to supply a price for a municipal bond, forward swap or futures contract, each Fund may use market quotes provided by major broker/dealers in such investments. If it is determined that the market price for an investment or derivative instrument is unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish fair value in accordance with procedures established in good faith by the Board of Directors/Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At April 30, 2008, Performance Plus (NPP), Municipal Advantage (NMA) and Dividend Advantage (NAD) had outstanding when-issued/delayed-delivery purchase commitments of $1,957,500, $1,957,500 and $1,957,500, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also includes paydown gains and losses, if any. Dividend income, if any, is recorded on the ex-dividend date.

-----
  86
-----

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Effective April 30, 2008, the Funds adopted Financial Accounting Standards Board
(FASB) Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., a greater than 50-percent likelihood) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Implementation of FIN 48 required management of the Funds to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). The Funds have no examinations in progress.

For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds has reviewed all tax positions taken or expected to be taken in the preparation of the Funds' tax returns and concluded the adoption of FIN 48 resulted in no impact to the Funds' net assets or results of operations as of and during the six months ended April 30, 2008.

The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in more than one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                    Performance   Municipal        Market    Dividend      Dividend      Dividend
                           Plus   Advantage   Opportunity   Advantage   Advantage 2   Advantage 3
                           (NPP)       (NMA)         (NMO)       (NAD)         (NXZ)         (NZF)
--------------------------------------------------------------------------------------------------
Number of shares:
    Series M              4,000       3,000         4,000       4,000         3,000            --
    Series T              4,000       3,000         4,000       4,000         3,000            --
    Series W              4,000       3,000         3,200          --            --         4,160
    Series TH             3,160       2,320            --       3,800            --         4,160
    Series F              4,000       3,000         4,000          --         2,880         4,160
--------------------------------------------------------------------------------------------------
Total                    19,160      14,320        15,200      11,800         8,880        12,480
==================================================================================================

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the Preferred shares issued by the Funds than there were offers to buy. This meant that these auctions "failed to clear," and that many Preferred shareholders who wanted to sell their shares in these auctions were unable to do so. Preferred shareholders unable to sell their shares received distributions at the "maximum rate" applicable to failed auctions as calculated in accordance with the pre-established terms of the Preferred shares.

                                                                           -----
                                                                            87
                                                                           -----

    | Notes to
    | FINANCIAL STATEMENTS (continued) (Unaudited)

These developments generally do not affect the management or investment policies of the Funds. However, one implication of these auction failures for Common shareholders is that the Funds' cost of leverage will likely be higher, at least temporarily, than it otherwise would have been had the auctions continued to be successful. As a result, the Funds' future Common share earnings may be lower than they otherwise would have been.

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). A Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a "recourse trust" or "credit recovery swap") with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates, as well as any shortfalls in interest cash flows. The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investment in a self-deposited inverse floater, recourse trust or credit recovery swap is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as "Interest expense on floating rate obligations" in the Statement of Operations.

During the six months ended April 30, 2008, each Fund invested in externally deposited inverse floaters and/or self-deposited inverse floaters.

-----
  88
-----

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended April 30, 2008, were as follows:

                                        Performance      Municipal        Market       Dividend      Dividend      Dividend
                                               Plus      Advantage   Opportunity      Advantage   Advantage 2   Advantage 3
                                               (NPP)          (NMA)         (NMO)          (NAD)         (NXZ)         (NZF)
----------------------------------------------------------------------------------------------------------------------------
Average floating rate obligations       $ 7,627,967   $ 47,143,556   $36,728,736   $ 32,293,214   $32,730,909   $33,069,948
Average annual interest rate and fees          2.89%          2.95%         2.92%          2.88%         2.86%         2.91%
============================================================================================================================

Forward Swap Transactions

Each Fund is authorized to invest in forward interest rate swap transactions. Each Fund's use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount. Dividend Advantage 3 (NZF) was the only Fund to invest in forward interest rate swap transactions during the six months ended April 30, 2008.

Futures Contracts

Each Fund is authorized to invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized in the Statement of Assets and Liabilities. Additionally, the Statement of Assets and Liabilities reflects a receivable or payable for the variation margin, when applicable. None of the Funds invested in futures contracts during the six months ended April 30, 2008.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolios of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

                                                                           -----
                                                                            89
                                                                           -----

| Notes to
| FINANCIAL STATEMENTS (continued) (Unaudited)

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Funds' organizational documents, their Officers and Director/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Common shares were as follows:

                                                                                 Municipal                Market
                                                 Performance Plus (NPP)       Advantage (NMA)        Opportunity (NMO)
                                                ------------------------  -----------------------  ----------------------
                                                Six Months         Year    Six Months       Year   Six Months       Year
                                                     Ended        Ended         Ended      Ended        Ended      Ended
                                                   4/30/08     10/31/07       4/30/08   10/31/07      4/30/08   10/31/07
-------------------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions                        --           --            --    148,621           --     16,916
=========================================================================================================================

                                                        Dividend                 Dividend                 Dividend
                                                     Advantage (NAD)         Advantage 2 (NXZ)       Advantage 3 (NZF)
                                                ------------------------  -----------------------  ----------------------
                                                Six Months         Year    Six Months       Year   Six Months       Year
                                                     Ended        Ended         Ended      Ended        Ended      Ended
                                                   4/30/08     10/31/07       4/30/08   10/31/07      4/30/08   10/31/07
-------------------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions                        --       19,807         9,780     50,467           --     46,333
=========================================================================================================================

-----
  90
-----

3. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended April 30, 2008, were as follows:

                                      Performance        Municipal           Market        Dividend        Dividend        Dividend
                                             Plus        Advantage      Opportunity       Advantage     Advantage 2     Advantage 3
                                             (NPP)            (NMA)            (NMO)            (NAD)          (NXZ)           (NZF)
------------------------------------------------------------------------------------------------------------------------------------
Purchases                            $ 60,703,301    $  66,416,819     $ 23,079,293    $ 50,710,597    $ 20,865,529    $ 13,530,271
Sales and maturities                   69,531,547      109,338,563       48,148,490      53,333,737      37,455,870      20,976,516
====================================================================================================================================

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At April 30, 2008, the cost of investments was as follows:

                                      Performance        Municipal           Market        Dividend        Dividend        Dividend
                                             Plus        Advantage      Opportunity       Advantage     Advantage 2     Advantage 3
                                             (NPP)            (NMA)            (NMO)           (NAD)           (NXZ)           (NZF)
------------------------------------------------------------------------------------------------------------------------------------
Cost of investments                $1,297,859,623    $ 943,701,677    $ 989,537,285   $ 823,532,224   $ 623,215,313   $ 868,040,295
====================================================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

                                      Performance        Municipal           Market        Dividend        Dividend        Dividend
                                             Plus        Advantage      Opportunity       Advantage     Advantage 2     Advantage 3
                                             (NPP)            (NMA)            (NMO)           (NAD)           (NXZ)           (NZF)
------------------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                      $  62,287,675    $  41,855,857    $  49,151,732   $  39,240,425  $  41,315,482   $  29,550,296
   Depreciation                        (17,302,870)     (17,967,772)     (23,590,216)    (20,128,194)   (11,218,640)    (18,596,556)
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) of investments     $  44,984,805    $  23,888,085    $  25,561,516   $  19,112,231  $   30,096,842  $  10,953,740
====================================================================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at October 31, 2007, the Funds' last tax year end, were as follows:

                                      Performance        Municipal           Market        Dividend        Dividend        Dividend
                                             Plus        Advantage      Opportunity       Advantage     Advantage 2     Advantage 3
                                            (NPP)            (NMA)            (NMO)           (NAD)           (NXZ)           (NZF)
------------------------------------------------------------------------------------------------------------------------------------
Undistributed net
   tax-exempt income *                $ 1,782,388      $ 1,392,822      $ 1,532,785       $ 967,015     $ 1,573,952     $ 1,124,939
Undistributed net ordinary
   income **                               17,323               --               --         171,088             381           4,477
Undistributed net long-term
   capital gains                               --        1,389,990               --              --              --              --
====================================================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2007, paid on November 1, 2007.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended October 31, 2007, was designated for purposes of the dividends paid deduction as follows:

                                      Performance        Municipal           Market        Dividend        Dividend        Dividend
                                             Plus        Advantage      Opportunity       Advantage     Advantage 2     Advantage 3
                                            (NPP)            (NMA)            (NMO)           (NAD)           (NXZ)           (NZF)
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net
   tax-exempt income                 $ 61,544,192     $ 49,015,900     $ 48,416,601    $ 42,441,771    $ 34,569,733    $ 45,208,503
Distributions from net ordinary
   income **                               58,535               --           77,487         121,024              --              --
Distributions from net
   long-term capital gains              3,618,054               --               --              --              --       1,024,327
====================================================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

                                                                           -----
                                                                            91
                                                                           -----

| Notes to
| FINANCIAL STATEMENTS (continued) (Unaudited)

At October 31, 2007, the Funds' last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                       Performance        Market      Dividend      Dividend      Dividend
                                                              Plus   Opportunity     Advantage   Advantage 2   Advantage 3
                                                              (NPP)         (NMO)         (NAD)         (NXZ)         (NZF)
---------------------------------------------------------------------------------------------------------------------------
Expiration:
   October 31, 2008                                      $      --   $        --   $ 9,745,720   $        --     $      --
   October 31, 2009                                             --            --            --            --            --
   October 31, 2010                                             --            --            --            --            --
   October 31, 2011                                             --     7,158,110     4,594,300            --            --
   October 31, 2012                                             --       973,824            --       246,691            --
   October 31, 2013                                             --            --       104,763     1,591,323            --
   October 31, 2014                                             --     3,141,529            --     1,882,135            --
   October 31, 2015                                        105,897     1,902,878            --       961,027       359,272
---------------------------------------------------------------------------------------------------------------------------
Total                                                    $ 105,897   $13,176,341   $14,444,783   $ 4,681,176     $ 359,272
===========================================================================================================================

5. Management Fees and Other Transactions with Affiliates

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                                                                    Performance Plus (NPP)
                                                                                                 Municipal Advantage (NMA)
                                                                                                  Market Opportunity (NMO)
Average Daily Net Assets (including net assets attributable to Preferred shares)                      Fund-Level Fee Rate
---------------------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                                          .4500%
For the next $125 million                                                                                           .4375
For the next $250 million                                                                                           .4250
For the next $500 million                                                                                           .4125
For the next $1 billion                                                                                             .4000
For the next $3 billion                                                                                             .3875
For net assets over $5 billion                                                                                      .3750
===========================================================================================================================

-----
  92
-----

                                                                                                  Dividend Advantage (NAD)
                                                                                                Dividend Advantage 2 (NXZ)
                                                                                                Dividend Advantage 3 (NZF)
Average Daily Net Assets (including net assets attributable to Preferred shares)                      Fund-Level Fee Rate
---------------------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                                          .4500%
For the next $125 million                                                                                           .4375
For the next $250 million                                                                                           .4250
For the next $500 million                                                                                           .4125
For the next $1 billion                                                                                             .4000
For net assets over $2 billion                                                                                      .3750
===========================================================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of April 30, 2008, the complex-level fee rate was .1855%.

The complex-level fee schedule is as follows:

Complex-Level Asset Breakpoint Level (1)                                                Effective Rate at Breakpoint Level
---------------------------------------------------------------------------------------------------------------------------
$55 billion                                                                                                         .2000%
$56 billion                                                                                                         .1996
$57 billion                                                                                                         .1989
$60 billion                                                                                                         .1961
$63 billion                                                                                                         .1931
$66 billion                                                                                                         .1900
$71 billion                                                                                                         .1851
$76 billion                                                                                                         .1806
$80 billion                                                                                                         .1773
$91 billion                                                                                                         .1691
$125 billion                                                                                                        .1599
$200 billion                                                                                                        .1505
$250 billion                                                                                                        .1469
$300 billion                                                                                                        .1445
===========================================================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first ten years of Dividend Advantage's (NAD) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

Year Ending                                    Year Ending
July 31,                                       July 31,
--------------------------------------------------------------------------------
1999*                   .30%                   2005                        .25%
2000                    .30                    2006                        .20
2001                    .30                    2007                        .15
2002                    .30                    2008                        .10
2003                    .30                    2009                        .05
2004                    .30
================================================================================

*     From the commencement of operations.

                                                                           -----
                                                                            93
                                                                           -----

| Notes to
| FINANCIAL STATEMENTS (continued) (Unaudited)

The Adviser has not agreed to reimburse Dividend Advantage (NAD) for any portion of its fees and expenses beyond July 31, 2009.

For the first ten years of Dividend Advantage 2's (NXZ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

Year Ending                                    Year Ending
March 31,                                      March 31,
--------------------------------------------------------------------------------
2001*                      .30%                2007                        .25%
2002                       .30                 2008                        .20
2003                       .30                 2009                        .15
2004                       .30                 2010                        .10
2005                       .30                 2011                        .05
2006                       .30
================================================================================

*     From the commencement of operations

The Adviser has not agreed to reimburse Dividend Advantage 2 (NXZ) for any portion of its fees and expenses beyond March 31, 2011.

For the first ten years of Dividend Advantage 3's (NZF) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

Year Ending                                    Year Ending
September 30,                                  September 30,
--------------------------------------------------------------------------------
2001*                      .30%                2007                        .25%
2002                       .30                 2008                        .20
2003                       .30                 2009                        .15
2004                       .30                 2010                        .10
2005                       .30                 2011                        .05
2006                       .30
================================================================================

*     From the commencement of operations.

The Adviser has not agreed to reimburse Dividend Advantage 3 (NZF) for any portion of its fees and expenses beyond September 30, 2011.

-----
  94
-----

6. New Accounting Pronouncements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund's financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of April 30, 2008, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

7. Subsequent Events

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on June 2, 2008, to shareholders of record on May 15, 2008, as follows:

                                      Performance    Municipal        Market    Dividend      Dividend      Dividend
                                             Plus    Advantage   Opportunity   Advantage   Advantage 2   Advantage 3
                                            (NPP)        (NMA)         (NMO)       (NAD)         (NXZ)         (NZF)
---------------------------------------------------------------------------------------------------------------------
Dividend per share                        $ .0575      $ .0640       $ .0605     $ .0635       $ .0730       $ .0640
=====================================================================================================================

Auction Rate Preferred Shares (ARPS)

On June 11, 2008, Nuveen announced the Fund Board's approval of plans to use tender option bonds (TOBs), also known as inverse floating rate securities or inverse floaters, to refinance a portion of the funds' outstanding ARPS, whose auctions have been failing for several months, including an initial phase of approximately $1 billion in forty-one funds. Of this amount, Nuveen expects that approximately $560 million in ARPS redemption notices will be issued shortly for thirteen funds, including Performance Plus (NPP), Dividend Advantage (NAD) and Dividend Advantage 3 (NZF).

                                                                           -----
                                                                            95
                                                                           -----

| Financial
| HIGHLIGHTS(Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                          Investment Operations
                                      --------------------------------------------------------------
                                                               Distributions  Distributions
                                                                    from Net           from
                           Beginning                              Investment        Capital
                              Common                      Net      Income to       Gains to
                               Share         Net    Realized/      Preferred      Preferred
                           Net Asset  Investment   Unrealized         Share-         Share-
                               Value      Income  Gain (Loss)       holders+       holders+    Total
=====================================================================================================
Performance Plus (NPP)
-----------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                      $ 15.22       $ .51       $(.53)        $ (.14)        $   --   $  (.16)
2007                           15.78         .99        (.47)          (.27)          (.01)      .24
2006                           15.51        1.00         .38           (.25)            --      1.13
2005                           15.87        1.02        (.26)          (.16)            --       .60
2004                           15.45        1.04         .42           (.07)            --      1.39
2003                           15.38        1.07         .05           (.07)            --      1.05

Municipal Advantage (NMA)
-----------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                        15.20         .54        (.70)          (.14)          (.01)     (.31)
2007                           15.88        1.07        (.63)          (.29)            --       .15
2006                           15.70        1.08         .27           (.26)            --      1.09
2005                           16.02        1.09        (.24)          (.16)            --       .69
2004                           15.62        1.11         .41           (.08)            --      1.44
2003                           15.41        1.13         .25           (.07)          (.01)     1.30
=====================================================================================================
                                 Less Distributions
                           ------------------------------
                                  Net                         Offering
                           Investment   Capital              Costs and     Ending
                            Income to  Gains to              Preferred     Common
                               Common    Common                  Share      Share   Ending
                               Share-    Share-           Underwriting  Net Asset   Market
                              holders   holders     Total    Discounts      Value    Value
===========================================================================================
Performance Plus (NPP)
-------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                      $  (.35)    $  --   $  (.35)         $ --    $ 14.71  $ 13.34
2007                            (.75)     (.05)     (.80)           --      15.22    13.59
2006                            (.84)     (.02)     (.86)           --      15.78    15.09
2005                            (.94)     (.02)     (.96)           --      15.51    14.43
2004                            (.97)       --      (.97)           --      15.87    14.95
2003                            (.95)     (.03)     (.98)           --      15.45    14.64

Municipal Advantage (NMA)
-------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                         (.38)     (.02)     (.40)           --      14.49    13.55
2007                            (.83)       --      (.83)           --      15.20    13.95
2006                            (.90)     (.01)     (.91)           --      15.88    15.85
2005                           (1.00)     (.01)    (1.01)           --      15.70    15.19
2004                           (1.03)     (.01)    (1.04)           --      16.02    15.70
2003                           (1.02)     (.07)    (1.09)           --      15.62    15.44
===========================================================================================
                                                                                         Ratios/Supplemental Data
                                                                     ---------------------------------------------------------------
                                                                                              Ratios to Average Net Assets
                                                                                               Applicable to Common Shares
                                                   Total Returns                           Before Credit/Reimbursement/Refund
                                                -------------------                 ------------------------------------------------
                                                             Based         Ending
                                                                on            Net
                                                 Based      Common         Assets
                                                    on   Share Net     Applicable    Expenses       Expenses              Net
                                                Market       Asset      to Common   Including      Excluding       Investment
                                                 Value*      Value*  Shares (000)    Interest++(a)  Interest++(a)      Income++
-----------------------------------------------------------------------------------------------------------------------------------
Performance Plus (NPP)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                                            .71%      (1.07)%    $ 881,130        1.19%***      1.16%***          6.85%***
2007                                             (4.97)       1.53        912,066        1.16          1.14              6.38
2006                                             10.78        7.50        945,222        1.15          1.15              6.44
2005                                              3.02        3.83        929,544        1.15          1.15              6.45
2004                                              9.10        9.30        950,993        1.17          1.17              6.69
2003                                              9.58        6.97        925,525        1.18          1.18              6.89

Municipal Advantage (NMA)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                                            .04       (1.98)       626,115        1.41***       1.19***           7.33***
2007                                             (7.08)       1.06        656,806        1.40          1.17              6.87
2006                                             10.68        7.16        683,675        1.18          1.18              6.92
2005                                              3.29        4.42        675,678        1.17          1.17              6.81
2004                                              8.82        9.57        689,190        1.19          1.19              7.00
2003                                             13.17        8.71        671,147        1.21          1.21              7.27
===================================================================================================================================
                                                Ratios/Supplemental Data
                               ----------------------------------------------------------
                                         Ratios to Average Net Assets
                                         Applicable to Common Shares
                                     After Credit/Reimbursement/Refund**
                               -----------------------------------------------
                                Expenses         Expenses               Net     Portfolio
                               Including        Excluding        Investment      Turnover
                                Interest++(a)    Interest++(a)       Income++        Rate
-----------------------------------------------------------------------------------------
Performance Plus (NPP)
-----------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                             1.18%***        1.15%***           6.86%**  *       4%
2007                                1.14            1.13               6.39             6
2006                                1.14            1.14               6.45             9
2005                                1.14            1.14               6.46             6
2004                                1.17            1.17               6.70            11
2003                                1.18            1.18               6.90            10

Municipal Advantage (NMA)
-----------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                             1.39***         1.17***            7.35***          6
2007                                1.38            1.15               6.89            10
2006                                1.17            1.17               6.93            11
2005                                1.16            1.16               6.82             8
2004                                1.18            1.18               7.00             4
2003                                1.20            1.20               7.27             7
=========================================================================================

                                                                       Floating Rate Obligations
                                 Preferred Shares at End of Period        at End of Period
                               -------------------------------------   --------------------------
                                 Aggregate   Liquidation                 Aggregate
                                    Amount    and Market       Asset        Amount         Asset
                               Outstanding         Value    Coverage   Outstanding      Coverage
                                     (000)     Per Share   Per Share         (000)    Per $1,000
=================================================================================================
Performance Plus (NPP)
-------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                          $ 479,000      $ 25,000    $ 70,988      $ 30,750     $  45,232
2007                               479,000        25,000      72,603         6,665       209,712
2006                               479,000        25,000      74,333            --            --
2005                               479,000        25,000      73,515            --            --
2004                               479,000        25,000      74,634            --            --
2003                               479,000        25,000      73,305            --            --

Municipal Advantage (NMA)
-------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                            358,000        25,000      68,723        60,125        17,368
2007                               358,000        25,000      70,866        54,048        19,776
2006                               358,000        25,000      72,743            --            --
2005                               358,000        25,000      72,184            --            --
2004                               358,000        25,000      73,128            --            --
2003                               358,000        25,000      71,868            --            --
=================================================================================================

* Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

      Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

** After custodian fee credit, expense reimbursement and legal fee refund, where applicable.

***   Annualized.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)   For the six months ended April 30, 2008.

                                 See accompanying notes to financial statements.


                                ----------------
                                  96-97 spread
                                ----------------

| Financial
| HIGHLIGHTS (continued) (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                                   Investment Operations
                                             -----------------------------------------------------------------
                                                                       Distributions   Distributions
                                                                            from Net            from
                                 Beginning                                Investment         Capital
                                    Common                       Net       Income to        Gains to
                                     Share          Net    Realized/       Preferred       Preferred
                                 Net Asset   Investment   Unrealized          Share-          Share-
                                     Value       Income  Gain (Loss)        holders+        holders+    Total
--------------------------------------------------------------------------------------------------------------
Market Opportunity (NMO)
--------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                            $ 14.83       $  .51       $ (.62)         $ (.15)           $ --   $ (.26)
2007                                 15.41         1.04         (.56)           (.30)             --      .18
2006                                 15.14         1.02          .34            (.26)             --     1.10
2005                                 15.48         1.03         (.29)           (.16)             --      .58
2004                                 15.11         1.03          .37            (.08)             --     1.32
2003                                 14.60         1.03          .50            (.08)             --     1.45

Dividend Advantage (NAD)
--------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                              14.90          .53         (.64)           (.14)             --     (.25)
2007                                 15.54         1.04         (.60)           (.27)             --      .17
2006                                 15.28         1.04          .32            (.24)             --     1.12
2005                                 15.62         1.06         (.25)           (.15)             --      .66
2004                                 15.17         1.09          .46            (.07)             --     1.48
2003                                 14.94         1.10          .19            (.07)             --     1.22
==============================================================================================================
                                        Less Distributions
                                 -------------------------------
                                        Net                            Offering
                                 Investment    Capital                Costs and      Ending
                                  Income to   Gains to                Preferred      Common
                                     Common     Common                    Share       Share    Ending
                                     Share-     Share-             Underwriting   Net Asset    Market
                                    holders    holders     Total      Discounts       Value     Value
------------------------------------------------------------------------------------------------------
Market Opportunity (NMO)
------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                             $  (.36)      $ --   $  (.36)          $ --     $ 14.21   $ 13.15
2007                                   (.76)        --      (.76)            --       14.83     13.53
2006                                   (.83)        --      (.83)            --       15.41     15.00
2005                                   (.92)        --      (.92)            --       15.14     14.19
2004                                   (.95)        --      (.95)            --       15.48     14.44
2003                                   (.94)        --      (.94)            --       15.11     14.29

Dividend Advantage (NAD)
------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                                (.38)        --      (.38)            --       14.27     13.39
2007                                   (.81)        --      (.81)            --       14.90     13.63
2006                                   (.86)        --      (.86)            --       15.54     15.30
2005                                  (1.00)        --     (1.00)            --       15.28     14.58
2004                                  (1.03)        --     (1.03)            --       15.62     15.31
2003                                   (.99)        --      (.99)            --       15.17     15.12
======================================================================================================
                                                                              Total Returns
                                                                           --------------------
                                                                                        Based
                                                                                           on
                                                                            Based      Common
                                                                               on   Share Net
                                                                           Market       Asset
                                                                           Value*      Value*
-----------------------------------------------------------------------------------------------
Market Opportunity (NMO)
-----------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                                                                      (.15)%     (1.73)%
2007                                                                        (5.00)       1.20
2006                                                                        11.92        7.49
2005                                                                         4.70        3.78
2004                                                                         7.97        9.00
2003                                                                        10.62       10.24

Dividend Advantage (NAD)
-----------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                                                                      1.11       (1.63)
2007                                                                        (5.96)       1.10
2006                                                                        11.19        7.59
2005                                                                         1.77        4.27
2004                                                                         8.37       10.06
2003                                                                        11.41        8.41
===============================================================================================
                                                              Ratios/Supplemental Data
                  ----------------------------------------------------------------------------------------------------------------
                                       Ratios to Average Net Assets                Ratios to Average Net Assets
                                        Applicable to Common Shares                 Applicable to Common Shares
                                    Before Credit/Reimbursement/Refund          After Credit/Reimbursement/Refund**
                                ----------------------------------------     ----------------------------------------
                        Ending
                           Net
                        Assets
                    Applicable   Expenses       Expenses             Net      Expenses       Expenses             Net     Portfolio
                     to Common  Including      Excluding      Investment     Including      Excluding      Investment      Turnover
                  Shares (000)   Interest++(a)  Interest++(a)     Income++    Interest++(a)  Interest++(a)     Income++        Rate
------------------------------------------------------------------------------------------------------------------------------------
Market Opportunity (NMO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)              $ 647,419       1.37%***       1.21%***        7.11%***      1.36%***       1.20%***        7.12%***         2%
2007                   675,577       1.38           1.19            6.87          1.36           1.17            6.88             5
2006                   701,559       1.19           1.19            6.73          1.18           1.18            6.74            14
2005                   689,682       1.19           1.19            6.66          1.18           1.18            6.67             7
2004                   704,760       1.21           1.21            6.75          1.19           1.19            6.77             4
2003                   687,955       1.25           1.25            6.94          1.25           1.25            6.94             9

Dividend Advantage (NAD)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                560,697       1.31***        1.15***         7.16***       1.14***         .97***         7.34***          6
2007                   585,496       1.24           1.13            6.60          1.01            .90            6.83            11
2006                   610,316       1.12           1.12            6.54           .83            .83            6.83             8
2005                   599,887       1.17           1.17            6.48           .80            .80            6.84            11
2004                   613,328       1.14           1.14            6.69           .70            .70            7.12             7
2003                   595,266       1.35           1.35            6.78           .89            .89            7.24             3
====================================================================================================================================

                                                                         Floating Rate Obligations
                                   Preferred Shares at End of Period         at End of Period
                                 --------------------------------------  --------------------------
                                   Aggregate   Liquidation                 Aggregate
                                      Amount    and Market       Asset        Amount         Asset
                                 Outstanding         Value    Coverage   Outstanding      Coverage
                                       (000)     Per Share   Per Share         (000)    Per $1,000
===================================================================================================
Market Opportunity (NMO)
---------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                            $ 380,000      $ 25,000    $ 67,593      $ 37,495      $ 28,401
2007                                 380,000        25,000      69,446        36,660        29,794
2006                                 380,000        25,000      71,155            --            --
2005                                 380,000        25,000      70,374            --            --
2004                                 380,000        25,000      71,366            --            --
2003                                 380,000        25,000      70,260            --            --

Dividend Advantage (NAD)
---------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                              295,000        25,000      72,517        42,875        20,958
2007                                 295,000        25,000      74,618        33,200        27,521
2006                                 295,000        25,000      76,722            --            --
2005                                 295,000        25,000      75,838            --            --
2004                                 295,000        25,000      76,977            --            --
2003                                 295,000        25,000      75,446            --            --
===================================================================================================

* Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

      Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

** After custodian fee credit, expense reimbursement and legal fee refund, where applicable.

***   Annualized.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)   For the six months ended April 30, 2008.

                                 See accompanying notes to financial statements.

                                ----------------
                                  98-99 spread
                                ----------------

| Financial
| HIGHLIGHTS (continued) (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                                Investment Operations
                                         -------------------------------------------------------------------
                                                                    Distributions   Distributions
                                                                         from Net            from
                             Beginning                                 Investment         Capital
                                Common                        Net       Income to        Gains to
                                 Share          Net     Realized/       Preferred       Preferred
                             Net Asset   Investment    Unrealized          Share-          Share-
                                 Value       Income   Gain (Loss)        holders+        holders+     Total
------------------------------------------------------------------------------------------------------------
Dividend Advantage 2 (NXZ)
------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                         $15.55        $ .56         $(.52)          $(.13)           $ --    $ (.09)
2007                             16.02         1.13          (.43)           (.27)             --       .43
2006                             15.80         1.12           .32            (.24)             --      1.20
2005                             15.63         1.13           .22            (.15)             --      1.20
2004                             15.13         1.12           .51            (.07)             --      1.56
2003                             14.89         1.16           .17            (.07)             --      1.26

Dividend Advantage 3 (NZF)
------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                          15.03          .53          (.48)           (.14)             --      (.09)
2007                             15.54         1.07          (.44)           (.27)           (.01)      .35
2006                             15.32         1.07           .29           (.24)              --      1.12
2005                             15.36         1.06           .01           (.15)              --       .92
2004                             14.74         1.06           .59           (.07)              --      1.58
2003                             14.56         1.07           .10           (.07)              --      1.10
============================================================================================================
                                    Less Distributions
                             --------------------------------
                                    Net                             Offering
                             Investment    Capital                 Costs and      Ending
                              Income to   Gains to                 Preferred      Common
                                 Common     Common                     Share       Share   Ending
                                 Share-     Share-              Underwriting   Net Asset   Market
                                holders    holders      Total      Discounts       Value    Value
--------------------------------------------------------------------------------------------------
Dividend Advantage 2 (NXZ)
--------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                          $ (.44)      $ --   $   (.44)          $ --      $15.02   $15.00
2007                               (.90)        --       (.90)            --       15.55    15.48
2006                               (.98)        --       (.98)            --       16.02    16.50
2005                              (1.03)        --      (1.03)            --       15.80    15.64
2004                              (1.03)      (.03)     (1.06)            --       15.63    15.38
2003                              (1.01)      (.01)     (1.02)            --       15.13    14.85

Dividend Advantage 3 (NZF)
--------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                            (.38)        --       (.38)            --       14.56    13.72
2007                               (.84)      (.02)      (.86)            --       15.03    13.85
2006                               (.90)        --       (.90)            --       15.54    15.88
2005                               (.96)        --       (.96)            --       15.32    14.41
2004                               (.96)        --       (.96)            --       15.36    14.50
2003                               (.93)        --       (.93)           .01       14.74    13.80
==================================================================================================
                                                                               Total Returns
                                                                            -------------------
                                                                                         Based
                                                                                            on
                                                                             Based      Common
                                                                                on   Share Net
                                                                            Market       Asset
                                                                             Value*      Value*
-----------------------------------------------------------------------------------------------
Dividend Advantage 2 (NXZ)
-----------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                                                                       (.25)%      (.58)%
2007                                                                          (.78)       2.76
2006                                                                         11.95        7.86
2005                                                                          8.58        7.83
2004                                                                         11.16       10.67
2003                                                                         14.39        8.67

Dividend Advantage 3 (NZF)
-----------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                                                                       1.87        (.56)
2007                                                                         (7.72)       2.31
2006                                                                         16.90        7.57
2005                                                                          6.11        6.09
2004                                                                         12.45       11.10
2003                                                                          9.04        7.82
===============================================================================================
                                                            Ratios/Supplemental Data
              ---------------------------------------------------------------------------------------------------------------------
                                   Ratios to Average Net Assets                     Ratios to Average Net Assets
                                    Applicable to Common Shares                      Applicable to Common Shares
                                Before Credit/Reimbursement/Refund              After Credit/Reimbursement/Refund**
                             -------------------------------------------   --------------------------------------------
                    Ending
                       Net
                    Assets
                Applicable    Expenses       Expenses             Net       Expenses        Expenses              Net    Portfolio
                 to Common   Including      Excluding      Investment      Including       Excluding       Investment     Turnover
              Shares (000)    Interest++(a)  Interest++(a)     Income++     Interest++(a)   Interest++(a)      Income++       Rate
-----------------------------------------------------------------------------------------------------------------------------------
Dividend Advantage 2 (NXZ)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)          $441,733        1.34%***       1.13%***        7.09%***        1.04%***         .84%***         7.38%***        3%
2007              456,992        1.25           1.11            6.83             .91             .77             7.18            5
2006              470,189        1.11           1.11            6.70             .70             .70             7.11            5
2005              462,862        1.12           1.12            6.66             .67             .67             7.12            2
2004              457,552        1.14           1.14            6.87             .69             .69             7.32            3
2003              443,101        1.17           1.17            7.20             .71             .71             7.66           11

Dividend Advantage 3 (NZF)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)           587,814        1.31***        1.15***         6.93***          .99***          .83***          7.25***         1
2007              606,908        1.32           1.13            6.65             .93             .75             7.03           14
2006              626,836        1.13           1.13            6.51             .68             .68             6.96            9
2005              617,358        1.13           1.13            6.39             .68             .68             6.84            3
2004              619,118        1.15           1.15            6.64             .69             .69             7.10            3
2003              594,154        1.17           1.17            6.80             .71             .71             7.26            3
===================================================================================================================================

                                                                     Floating Rate Obligations
                               Preferred Shares at End of Period          at End of Period
                             -------------------------------------   --------------------------
                               Aggregate   Liquidation                 Aggregate
                                  Amount    and Market       Asset        Amount         Asset
                             Outstanding         Value    Coverage   Outstanding      Coverage
                                   (000)     Per Share   Per Share         (000)    Per $1,000
-----------------------------------------------------------------------------------------------
Dividend Advantage 2 (NXZ)
-----------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                         $222,000       $25,000     $74,745       $47,172       $15,071
2007                             222,000        25,000      76,463        23,365        30,060
2006                             222,000        25,000      77,949            --            --
2005                             222,000        25,000      77,124            --            --
2004                             222,000        25,000      76,526            --            --
2003                             222,000        25,000      74,899            --            --

Dividend Advantage 3 (NZF)
-----------------------------------------------------------------------------------------------
Year Ended 10/31:
2008(b)                          312,000        25,000      72,100        36,897        25,387
2007                             312,000        25,000      73,630        30,345        31,282
2006                             312,000        25,000      75,227            --            --
2005                             312,000        25,000      74,468            --            --
2004                             312,000        25,000      74,609            --            --
2003                             312,000        25,000      72,608            --            --
===============================================================================================

* Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

      Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

** After custodian fee credit, expense reimbursement and legal fee refund, where applicable.

***   Annualized.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)   For the six months ended April 30, 2008.

                                 See accompanying notes to financial statements.

                                ----------------
                                 100-101 spread
                                ----------------

Reinvest Automatically
   EASILY and CONVENIENTLY
--------------------------------------------------------------------------------

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Dividend Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

------
  102
------

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting dividends and/or distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                                                                          ------
                                                                           103
                                                                          ------

NOTES
--------------------------------------------------------------------------------

------
  104
------

NOTES
--------------------------------------------------------------------------------

                                                                          ------
                                                                           105
                                                                          ------

      Glossary of
      TERMS USED in this REPORT
      --------------------------------------------------------------------------

o Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have "failed", with current holders receiving a formula-based interest rate until the next scheduled auction.

o Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

o Average Effective Maturity: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

o Inverse Floaters: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

o Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

o Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

o Net Asset Value (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any preferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

o Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

o Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

------
  106
------

| Other Useful INFORMATION

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

You may obtain (i) each Fund's quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the twelve-month period ended June 30, 2007, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange
(NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

--------------------------------------------------------------------------------
Board of Directors/Trustees
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carole E. Stone

Fund Manager
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank & Trust Company
Boston, MA

Transfer Agent and Shareholder Services
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common or preferred stock or preferred in the future at such times and in such amounts as is deemed advisable. No common or preferred shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
--------------------------------------------------------------------------------

                                                                          ------
                                                                           107
                                                                          ------

Nuveen Investments:
-------------------

SERVING INVESTORS FOR GENERATIONS

Since  1898,  financial  advisors  and  their  clients  have  relied  on  Nuveen
Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility. Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients' different needs.

Managing $153 billion in assets, as of March 31, 2008, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; Symphony, a leading institutional manager of market-neutral alternative investment portfolios; Santa Barbara, a leader in growth equities; and Tradewinds, a leader in global equities.

Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at:   www.nuveen.com/etf

                               |    Share prices
                               |    Fund details
                               |    Daily financial news
                               |    Investor education
                               |    Interactive planning tools

                                                        ESA-B-0408D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Dividend Advantage Municipal Fund 2
            -----------------------------------------------------------

By (Signature and Title)  /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          (Vice President and Secretary)

Date: June 27, 2008
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: June 27, 2008
    -------------------------------------------------------------------

By (Signature and Title)  /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: June 27, 2008
    -------------------------------------------------------------------